                                                             File No. 33-11084
                                                                      811-2188
As filed with the Securities and Exchange Commission on May 2, 1997

              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                                  FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / X /

              Pre-Effective Amendment No.                                 /   /
                                            -------

              Post-Effective Amendment No.     3                          / X /
                                            -------

                                        and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT
                        COMPANY ACT OF 1940                               / X /

                                  Amendment No.   13
                                               -------

                          JEFFERSON-PILOT SEPARATE ACCOUNT A
           ---------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

                        JEFFERSON-PILOT LIFE INSURANCE COMPANY

                               100 North Greene Street
                          Greensboro, North Carolina  27401
           ---------------------------------------------------------------
                       (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code 1-800-458-4498

                                   J. Gregory Poole
                        Jefferson-Pilot Life Insurance Company
                               100 North Greene Street
                          Greensboro, North Carolina  27401
           ---------------------------------------------------------------
                       (Name and Address of Agent for Service)


                                       Copy to:


                                   J. Gregory Poole
                        Jefferson-Pilot Life Insurance Company
                               100 North Greene Street
                                 Greensboro, NC 27401



      Approximate Date of Proposed Public Offering
                                                  -----------------------

It is proposed that this filing will become effective (check appropriate box)

/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      -----------------------------------------


Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 in connection with File No. 33-11084. Its Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on or about
March 3, 1997.

                       JEFFERSON-PILOT SEPARATE ACCOUNT A
                       Registration Statement on Form N-4

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 481 (a)

N-4
Item No.                           Caption
--------                           -------

1 . . . . . . . . . . . . . .      Cover Page


2 . . . . . . . . . . . . . .      "Definitions"


3 . . . . . . . . . . . . . .      "Summary of Contract
                                   Expenses"; "Summary"


4 . . . . . . . . . . . . . .      "Condensed Financial
                                   Information"


5 . . . . . . . . . . . . . .      "The Insurance Company";
                                   "Jefferson-Pilot Separate
                                   Account A"; and "Sub-Accounts
                                   of the Separate Account and
                                   Available Funds"


6 . . . . . . . . . . . . . .      "Deductions under the
                                   Contracts"


7 . . . . . . . . . . . . . .      "Contract Benefits"


8 . . . . . . . . . . . . . .      "The Annuity Period"


9 . . . . . . . . . . . . . .      "Payment on or after Death of
                                   Annuitant"


10  . . . . . . . . . . . . .      "Certain Minimum Amounts";
                                   "The Accumulation Period"


11  . . . . . . . . . . . . .      "Redemptions"


12  . . . . . . . . . . . . .      "Federal Tax Status"


13  . . . . . . . . . . . . .      "Legal Matters"


14  . . . . . . . . . . . . .      "Table of Contents
                                   Statement of Additional
                                   Information"

N-4
Item No.                           Caption
--------                           -------

15  . . . . . . . . . . . . .      Cover Page


16  . . . . . . . . . . . . .      "Table of Contents"


17  . . . . . . . . . . . . .      "General Information"


18  . . . . . . . . . . . . .      Not Applicable


19  . . . . . . . . . . . . .      "Distribution of the
                                   Contracts"


20  . . . . . . . . . . . . .      "Distribution of the
                                   Contracts"


21  . . . . . . . . . . . . .      "Standardized Computation of
                                   Performance"


22  . . . . . . . . . . . . .      "Determination of Annuity
                                   Payments"


23  . . . . . . . . . . . . .      "Financial Statements"


Part C - Information required in Part C is set forth under each appropriate item, as numbered, in Part C to this Registration Statement.

                  JEFFERSON-PILOT
                  SEPARATE
                  ACCOUNT A

                            Individual
                            Variable Annuity
                            Contracts

                               TABLE OF CONTENTS


                                                                                                          PAGE
                                                                                                      ------------
DEFINITIONS.........................................................................................       2
SUMMARY OF CONTRACT EXPENSES........................................................................       5
CONDENSED FINANCIAL INFORMATION.....................................................................       10
SUMMARY.............................................................................................       11
THE INSURANCE COMPANY...............................................................................       12
JEFFERSON-PILOT SEPARATE ACCOUNT A..................................................................       13
SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND AVAILABLE FUNDS............................................       13
INVESTMENT OBJECTIVES OF THE FUNDS..................................................................       15
  Substitution of Other Securities or Funds.........................................................       18
DEDUCTIONS UNDER THE CONTRACTS......................................................................       18
  Contingent Deferred Sales Charge..................................................................       18
  Waiver of Surrender Charge Rider..................................................................       19
  Premium Tax.......................................................................................       19
  Contract Administration Charges...................................................................       19
  Annual Contract Fee...............................................................................       19
  Administrative Expense Fee........................................................................       19
  Deduction for Assuming Mortality and Expense Risks................................................       19
  Expenses of the Funds.............................................................................       20
TRANSFERS BETWEEN SUB-ACCOUNTS......................................................................       20
REDEMPTIONS.........................................................................................       20
  Reinvestment Privilege............................................................................       21
OTHER SERVICES......................................................................................       21
  Dollar Cost Averaging.............................................................................       21
  Systematic Withdrawal Plan........................................................................       22
  Reports to the Owner..............................................................................       22
FIXED ACCOUNT.......................................................................................       22
  General Description...............................................................................       22
  Fixed Account Accumulation Value..................................................................       23
  Fixed Account Transfers, Total, and Partial Surrenders............................................       23
CONTRACT BENEFITS...................................................................................       23
CERTAIN MINIMUM AMOUNTS.............................................................................       24
THE ACCUMULATION PERIOD.............................................................................       25
  The Accumulation Value and Accumulation Units.....................................................       25
  Accumulation Unit Values..........................................................................       25
  Valuation Date and Valuation Period...............................................................       25
  Net Investment Factor.............................................................................       25
  Example of Calculation of Accumulation Unit Value.................................................       25
THE ANNUITY PERIOD..................................................................................       26
  Payment Provisions................................................................................       26
SETTLEMENT OPTIONS..................................................................................       26
  Annuity Purchase Rates............................................................................       28
  Annuity Unit Values...............................................................................       28
  Number of Annuity Units...........................................................................       28
  Time of Payment...................................................................................       28
  Amount of Payment.................................................................................       28
PAYMENT ON OR AFTER DEATH OF ANNUITANT..............................................................       28
THE DISTRIBUTION OF THE CONTRACTS...................................................................       29
VOTING RIGHTS.......................................................................................       29

                                                                                                          PAGE
                                                                                                      ------------
FEDERAL TAX STATUS..................................................................................       30
  Federal Tax Status of the Separate Account........................................................       30
  Federal Tax Status of Qualified Contracts.........................................................       30
  Federal Tax Status of Non-Qualified Contracts.....................................................       31
  Federal Tax Penalties and Withholding.............................................................       32
LEGAL MATTERS.......................................................................................       32
SPECIAL CONSIDERATIONS..............................................................................       32
  Restrictions Upon Transfer of Ownership and Assignment............................................       32
AVAILABLE INFORMATION...............................................................................       33
STATE REGULATION....................................................................................       33
EXPERTS.............................................................................................       33
FINANCIAL STATEMENTS................................................................................       33
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION..............................................       34
INVESTMENT FUND PROSPECTUSES
  FIDELITY'S VARIABLE INSURANCE PRODUCTS FUNDS (VIPF)...............................................        VIPF-1
  OPPENHEIMER VARIABLE ACCOUNT FUNDS................................................................        OVAF-1
  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (AASAP).............................................       AASAP-1
  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (AAMGP)....................................................       AAMGP-1
  MFS RESEARCH SERIES...............................................................................         MFS-1
  MFS UTILITIES SERIES..............................................................................         MFS-1
  ALEXANDER HAMILTON VARIABLE INSURANCE TRUST.......................................................       AHVIT-1

PROSPECTUS

                                                                     MAY 1, 1997
                       JEFFERSON-PILOT SEPARATE ACCOUNT A

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                    SOLD BY
                     JEFFERSON-PILOT LIFE INSURANCE COMPANY
                                 P.O. BOX 22086
                        GREENSBORO, NORTH CAROLINA 27420
                            TELEPHONE (910) 691-3448

    This Prospectus offers two forms of individual variable annuity contracts, Alpha and Alphaflex, that are designed (i) to fund benefits under annuity purchase, pension or profit-sharing plans qualified for special tax treatment under the Internal Revenue Code and (ii) for sale to individuals for retirement planning where no special tax treatment is available (the "Contract(s)"). The Contracts are offered on a flexible payment basis.

    Under the Contracts, annuity payments may commence on a preselected future date (presumably at retirement) under one of the annuity options provided in the Contracts. Prior to the time annuity payments begin, the Contracts are partially or totally redeemable based on their current value and subject to applicable contingent deferred sales charges.


    Jefferson-Pilot Life Insurance Company ("Company") provides for variable accumulations and variable benefits under the Contracts by crediting net purchase payments to one or more Sub-Accounts ("Sub-Accounts") within Jefferson-Pilot Separate Account A ("Separate Account") as directed by the owner of the Contract ("Owner"). Net purchase payments to Contracts may be invested in any combination of the sixteen available Sub-Accounts or in the Fixed Account. The Sub-Accounts invest in corresponding investment portfolios of six separate mutual funds ("Funds"). The Funds are currently Oppenheimer Variable Account Funds, which are managed by OppenheimerFunds, Inc.; the Variable Insurance Products Fund and the Variable Insurance Products Fund II, which are managed by Fidelity Management & Research Company of Boston, Massachusetts; The Alger American Fund, which is managed by Fred Alger Management, Inc. of New York, New York; the MFS Variable Insurance Trust, managed by Massachusetts Financial Services Company of Boston, Massachusetts; and the Alexander Hamilton Variable Insurance Trust, managed by Alexander Hamilton Capital Management, a wholly-owned subsidiary of Alexander Hamilton Life Insurance Company, a wholly-owned subsidiary of Jefferson-Pilot Corporation.


    Generally, within ten days after the Contract is received, an Owner may cancel it by returning it to the Home Office or the representative that sold it. Free look provisions may vary based on the state of issue. The state of issue is based on the address of the Payor.

    A prospectus for each of the Funds accompanies this Prospectus or may be obtained from Jefferson-Pilot Investor Services, Inc., Post Office Box 22086, Greensboro, North Carolina 27420. An investor should read those prospectuses carefully before buying a Contract described in this Prospectus or investing in any Sub-Account.


    This Prospectus sets forth concisely the information about the Contracts and the Separate Account that a prospective investor should know before investing and should be retained for future reference. Additional information about the Contracts and the Separate Account is contained in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from Jefferson-Pilot Investor Services, Inc., Post Office Box 22086, Greensboro, North Carolina 27420, Telephone Number (910) 691-3448. The table of contents for the Statement of Additional Information is shown on page 34 of this Prospectus.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF EACH OF THE FOLLOWING MUTUAL FUNDS: OPPENHEIMER VARIABLE ACCOUNT FUNDS; VARIABLE INSURANCE PRODUCTS FUND; VARIABLE INSURANCE PRODUCTS FUND II, ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO; ALGER AMERICAN MIDCAP GROWTH PORTFOLIO; ALGER AMERICAN MIDCAP GROWTH PORTFOLIO; MFS RESEARCH SERIES; MFS UTILITIES SERIES; AND ALEXANDER HAMILTON VARIABLE INSURANCE TRUST.

                                  DEFINITIONS

    Some of the technical expressions and names frequently used in this Prospectus are defined below for ready reference:

     1. ACCUMULATION UNIT--the unit of measure of each Sub-Account of the Separate Account used in determining the value of the respective Sub-Accounts, and of the Contract, prior to the Annuity Date.

     2. ACCUMULATION VALUE--the value in the Sub-Accounts and the Fixed Account (Fixed Account Accumulation Value) on any valuation date during the accumulation period.

     3. AHVIT FUNDS--the portfolios of the Alexander Hamilton Variable Insurance Trust which are available under the Contracts--AHVIT Growth Fund and AHVIT Emerging Growth Fund.

     4. ALEXANDER HAMILTON VARIABLE INSURANCE TRUST (AHVIT)--an open-end management investment company registered under the 1940 Act.


     5. ALGER AMERICAN FUNDS--the portfolios of The Alger American Fund which are available under the Contracts--Alger American Small Capitalization Portfolio and Alger American MidCap Growth Portfolio.


     6. ALPHA--the Contract offered on a flexible premium basis with a minimum initial purchase payment of $5,000 and a minimum additional payment of $1,000.

     7. ALPHAFLEX--the Contract offered on a flexible premium basis with minimum initial purchase payment of $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract and a minimum additional payment of $100.

     8. ANNUITANTM--the natural person upon whose life annuity payments depend or will depend.

     9. ANNUITY DATE--the date on which the first variable annuity payment is payable.

    10. ANNUITY UNIT--the unit of measure of each Sub-Account of the Separate Account used in determining the amount of each variable annuity payment.

    11. BENEFICIARY (OR BENEFICIARIES)--the person (or persons) designated to receive the death benefit in the case of the death of the Annuitant.

    12.  CODE--the Internal Revenue Code of 1986, as amended.

    13. COMMUTED VALUE--the value, in a single sum, of a series of payments discounted from their respective due dates to the date of determination, such value being determined using the Company's current commute rate, which rate may be different from the assumed rate of interest used in calculating the payments.

    14.  COMPANY--the Jefferson-Pilot Life Insurance Company.

    15. CONTRACT VALUE--the Accumulation Value in the Sub-Accounts and the Fixed Account less any contingent deferred sales charge, annual contract fee, and premium tax deducted at the time of surrender or annuitization.

    16. FIXED ANNUITY--an annuity with payments which do not vary in accordance with the net investment results of the Separate Account.

    17. FIXED ACCOUNT--Contract Values allocated to the Company's General Account under the Contract.


    18. FUNDS--the Oppenheimer Funds, VIP Funds, AHVIT Funds, Alger American Funds, and MFS Funds available under the Contract.

    19. FUND SHARE--a share of the capital stock of any of the JP Funds and a share of beneficial interest in any of the VIP Funds, AHVIT Funds, Alger American Funds, and MFS Funds.

    20. GENERAL ACCOUNT--the General Account of the Company in which are held all the assets other than those held in the Separate Account or in any other separate account established or maintained by the Company.

    21. HOME OFFICE--the principal office of the Company at Greensboro, North Carolina.


    22. MFS FUNDS--mutual fund series of the MFS Variable Insurance Trust which are available under the Contracts--MFS Research Series and MFS Utilities Series.



    23. MFS VARIABLE INSURANCE TRUST--an open-end management investment company registered under the 1940 Act.



    24. NET INVESTMENT FACTOR--a factor which reflects the net investment experience of each Sub-Account less the charges for the mortality and expense risk and administrative expenses during a valuation period.



    25. NON-QUALIFIED CONTRACT--a Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, or 457 of the Code.



    26. OPPENHEIMER FUNDS--mutual fund series of the Oppenheimer Variable Account Funds which are available under the Contracts--Oppenheimer Bond Fund and Oppenheimer Growth Fund.



    27. OPPENHEIMER VARIABLE ACCOUNT FUNDS--a diversified open-end investment company registered under the 1940 Act.


    28. OWNER--The person(s) (or entity) that, while living, controls all rights and benefits under the Contract.

    29. PAYOR--The person(s) (or entity) that makes the initial purchase payment and any subsequent payments.

    30. QUALIFIED CONTRACT--an annuity contract that has been issued to fund benefits:

        (i) under a pension or profit sharing plan qualifying, or designed to qualify, for tax deferment under Code Section 401, including a plan covering self-employed individuals (HR-10 plans);

        (ii) under an annuity purchase plan qualifying, or intended to qualify, for tax deferment under Code Section 403(b), including plans adopted by public school systems and certain tax-exempt organizations specified in Code
    Section 501(c)(3);

       (iii) under an Individual Retirement Account or Annuity qualifying, or intended to qualify, for tax deferment under Code Section 408; or

        (iv) to a government unit under an employee benefit plan which does in fact result in tax deferment under Code Section 457.

    31. SEPARATE ACCOUNT--the separate account designated as Jefferson-Pilot Separate Account A.

    32. SUB-ACCOUNT(S)--a sub-account of the Separate Account investing in shares of one of the Funds.

    33. THE ALGER AMERICAN FUND--a diversified, open-end management investment company registered under the 1940 Act.

    34. VALUATION DATE--any date on which the assets of the Separate Account are valued. Each day on which the New York Stock Exchange is open for trading is a valuation date, as is any other day (other than a day on which no purchase payments are made and no redemptions effected) on which there is a sufficient degree of trading in the portfolio securities of any of the Funds that the value of an Accumulation Unit or Annuity Unit might be materially affected.

    35. VALUATION PERIOD--the period from the time the accumulation unit value and the annuity unit value are determined as of one valuation date to the time such values are determined as of the next valuation date.

    36. VARIABLE ANNUITY--an annuity with payments varying in accordance with the net investment results of the Separate Account.

    37. VIP FUNDS--the portfolios of the VIP Trusts which are available under the Contracts--Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, Asset Manager Portfolio, Index 500 Portfolio and Contrafund Portfolio.

    38. TRUSTS--the Variable Insurance Products Fund ("VIPF") and the Variable Insurance Products Fund II ("VIPF-II"), which are open-end diversified management investment companies registered under the 1940 Act.


    39.  1940 ACT--the Investment Company Act of 1940, as amended.

                          SUMMARY OF CONTRACT EXPENSES

OWNER TRANSACTION EXPENSES


Sales Charge Imposed on Purchases..................................................       None
Deferred Sales Charge for the Alpha*...............................................      6.00%
  (as a percentage of the amount withdrawn at the time of surrender or partial surrender)
Deferred Sales Charge for the AlphaFLEX**..........................................      8.00%
  (as a percentage of the amount withdrawn at the time of surrender or partial surrender)
Surrender Fees.....................................................................       None
Exchange Fee.......................................................................       None

* The Deferred Sales Charge declines over time and is 0% beginning in the seventh policy year. For more information on the contingent Deferred Sales Charge, see page 18 ("Contingent Deferred Sales Charge").

**The Deferred Sales Charge declines over time and is to 0% beginning in the ninth policy year. For more information on the Deferred Sales Charge, see page 18
  ("Contingent Deferred Sales Charge").

ANNUAL CONTRACT FEE................................................................  $     35*
*$30 in the State of Washington

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)
Mortality and Expense Risk Charge..................................................      1.25%
Administrative Expense Fee.........................................................      0.15%
Account Fees and Expenses..........................................................       None
  Total Separate Account Annual Expenses...........................................      1.40%


ANNUAL PORTFOLIO COMPANY EXPENSES
(as a percentage of portfolio company average net assets)


                                                                                                    TOTAL PORTFOLIO
                                                                    MANAGEMENT                      COMPANY ANNUAL
                                                                       FEES      OTHER EXPENSES        EXPENSES
                                                                   ------------  ---------------  -------------------
Oppenheimer Growth Fund..........................................        0.75%          0.04%             0.79%(1)
Oppenheimer Bond Fund............................................        0.74%          0.04%             0.78%
VIPF Money Market Portfolio......................................        0.21%          0.09%             0.30%
VIPF High Income Portfolio.......................................        0.59%          0.12%             0.71%
VIPF Equity-Income Portfolio.....................................        0.51%          0.07%             0.58%(2)
VIPF Growth Portfolio............................................        0.61%          0.08%             0.69%(2)
VIPF Overseas Portfolio..........................................        0.76%          0.17%             0.93%(2)
VIPF-II Asset Manager Portfolio..................................        0.64%          0.10%             0.74%(2)
VIPF-II Index 500 Portfolio......................................        0.13%          0.15%             0.28%(3)
VIPF-II Contrafund Portfolio.....................................        0.61%          0.13%             0.74%(2)
AHVIT Growth Fund................................................        0.75%          0.25%             1.00%(4)
AHVIT Emerging Growth Fund.......................................        0.80%          0.25%             1.05%(4)
MFS Research Series..............................................        0.75%          0.25%             1.00%(5)
MFS Utilities Series.............................................        0.75%          0.25%             1.00%(5)
Alger American Small Capitalization Portfolio....................        0.85%          0.03%             0.88%
Alger American MidCap Growth Portfolio...........................        0.80%          0.04%             0.84%


------------------------


(1) The expense ratio would have been .06% and .81% for Other and Total Expenses, respectively, absent the reimbursement made by the Manager for non-recurring expenses incurred in connection with the Jefferson-Pilot Capital Appreciation Fund, Inc. acquisition.

(2) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for VIPF Equity Income Portfolio, .67% for VIPF Growth Portfolio, .92% for VIPF Overseas Portfolio, .73% for VIPF-II Asset Manager Portfolio, and .71% for VIPF-II Contrafund Portfolio.



(3) The manager of the VIPF-II Index 500 Portfolio agreed to reimburse a portion of the VIPF-II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15%, and .43%, respectively, for VIPF-II Index 500 Portfolio on an annualized basis.



(4) The adviser of the AHVIT funds voluntarily agreed to temporarily limit the fund's operating expenses (as a percentage of each fund's average daily net assets on an annualized basis) to 1.00% for AHVIT Growth and 1.05% for AHVIT Emerging Growth.



(5) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses." The Adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the Research Series and the Utilities Series would be 0.73% and 2.00%, respectively, and "Total Operating Expenses" would be 1.48% and 2.75%, respectively, for these Series.

EXAMPLE 1


    If you surrender the Alpha, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:



                                      1      3      5     10
FUND                                 YEAR  YEARS  YEARS  YEARS
-----------------------------------  ----  -----  -----  -----
Oppenheimer Growth Fund............  $ 85  $ 129  $ 180  $ 325
Oppenheimer Bond Fund..............  $ 85  $ 129  $ 179  $ 324
VIPF Money Market Portfolio........  $ 80  $ 114  $ 154  $ 261
VIPF High Income Portfolio.........  $ 84  $ 126  $ 176  $ 315
VIPF Equity-Income Portfolio.......  $ 83  $ 123  $ 169  $ 298
VIPF Growth Portfolio..............  $ 84  $ 126  $ 175  $ 312
VIPF Overseas Portfolio............  $ 86  $ 133  $ 187  $ 343
VIPF-II Asset Manager Portfolio....  $ 84  $ 127  $ 177  $ 319
VIPF-II Index 500 Portfolio........  $ 80  $ 113  $ 153  $ 259
VIPF-II Contrafund Portfolio.......  $ 84  $ 127  $ 177  $ 319
AHVIT Growth Fund..................  $ 87  $ 135  $ 191  $ 351
AHVIT Emerging Growth Fund.........  $ 87  $ 137  $ 194  $ 357
MFS Research Series................  $ 87  $ 135  $ 191  $ 351
MFS Utilities Series...............  $ 87  $ 135  $ 191  $ 351
Alger American Small Capitalization
 Portfolio.........................  $ 86  $ 132  $ 185  $ 336
Alger American MidCap Growth
 Portfolio.........................  $ 85  $ 130  $ 183  $ 331


EXAMPLE 2


    If you surrender the AlphaFLEX, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:



                                      1      3      5     10
FUND                                 YEAR  YEARS  YEARS  YEARS
-----------------------------------  ----  -----  -----  -----
Oppenheimer Growth Fund............  $107  $ 147  $ 193  $ 355
Oppenheimer Bond Fund..............  $107  $ 147  $ 192  $ 354
VIPF Money Market Portfolio........  $103  $ 132  $ 167  $ 293
VIPF High Income Portfolio.........  $107  $ 144  $ 189  $ 345
VIPF Equity-Income Portfolio.......  $106  $ 141  $ 182  $ 329
VIPF Growth Portfolio..............  $107  $ 144  $ 187  $ 343
VIPF Overseas Portfolio............  $109  $ 151  $ 200  $ 372
VIPF-II Asset Manager Portfolio....  $107  $ 145  $ 190  $ 349
VIPF-II Index 500 Portfolio........  $103  $ 132  $ 166  $ 290
VIPF-II Contrafund Portfolio.......  $107  $ 145  $ 190  $ 349
AHVIT Growth Fund..................  $109  $ 153  $ 204  $ 381
AHVIT Emerging Growth Fund.........  $110  $ 154  $ 206  $ 387
MFS Research Series................  $109  $ 153  $ 204  $ 381
MFS Utilities Series...............  $109  $ 153  $ 204  $ 381
Alger American Small Capitalization
 Portfolio.........................  $108  $ 149  $ 198  $ 366
Alger American MidCap Growth
 Portfolio.........................  $108  $ 148  $ 195  $ 361

EXAMPLE 3


    If you annuitize or do not surrender the Alpha, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:



                                      1      3      5     10
FUND                                 YEAR  YEARS  YEARS  YEARS
-----------------------------------  ----  -----  -----  -----
Oppenheimer Growth Fund............  $23   $ 75   $ 134  $ 325
Oppenheimer Bond Fund..............  $23   $ 74   $ 134  $ 324
VIPF Money Market Portfolio........  $18   $ 59   $ 107  $ 261
VIPF High Income Portfolio.........  $22   $ 72   $ 130  $ 315
VIPF Equity-Income Portfolio.......  $21   $ 68   $ 123  $ 298
VIPF Growth Portfolio..............  $22   $ 72   $ 129  $ 312
VIPF Overseas Portfolio............  $24   $ 79   $ 142  $ 343
VIPF-II Asset Manager Portfolio....  $23   $ 73   $ 132  $ 319
VIPF-II Index 500 Portfolio........  $18   $ 59   $ 106  $ 259
VIPF-II Contrafund Portfolio.......  $23   $ 73   $ 132  $ 319
AHVIT Growth Fund..................  $25   $ 81   $ 146  $ 351
AHVIT Emerging Growth Fund.........  $26   $ 83   $ 149  $ 357
MFS Research Series................  $25   $ 81   $ 146  $ 351
MFS Utilities Series...............  $25   $ 81   $ 146  $ 351
Alger American Small Capitalization
 Portfolio.........................  $24   $ 78   $ 139  $ 336
Alger American MidCap Growth
 Portfolio.........................  $24   $ 76   $ 137  $ 331


EXAMPLE 4


    If you annuitize or do not surrender the AlphaFLEX, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:



                                      1      3      5     10
FUND                                 YEAR  YEARS  YEARS  YEARS
-----------------------------------  ----  -----  -----  -----
Oppenheimer Growth Fund............  $25   $ 82   $ 148  $ 355
Oppenheimer Bond Fund..............  $25   $ 82   $ 147  $ 354
VIPF Money Market Portfolio........  $21   $ 67   $ 120  $ 293
VIPF High Income Portfolio.........  $25   $ 80   $ 143  $ 345
VIPF Equity-Income Portfolio.......  $23   $ 76   $ 136  $ 329
VIPF Growth Portfolio..............  $25   $ 79   $ 142  $ 343
VIPF Overseas Portfolio............  $27   $ 87   $ 155  $ 372
VIPF-II Asset Manager Portfolio....  $25   $ 81   $ 145  $ 349
VIPF-II Index 500 Portfolio........  $20   $ 66   $ 119  $ 290
VIPF-II Contrafund Portfolio.......  $25   $ 81   $ 145  $ 349
AHVIT Growth Fund..................  $28   $ 89   $ 159  $ 381
AHVIT Emerging Growth Fund.........  $28   $ 90   $ 162  $ 387
MFS Research Series................  $28   $ 89   $ 159  $ 381
MFS Utilities Series...............  $28   $ 89   $ 159  $ 381
Alger American Small Capitalization
 Portfolio.........................  $26   $ 85   $ 153  $ 366
Alger American MidCap Growth
 Portfolio.........................  $26   $ 84   $ 150  $ 361



    The purpose of the preceding examples is to assist an Owner or prospective Owner in understanding the various costs and expenses an Owner will bear directly or indirectly. The above examples reflect expenses of the Separate Account as well as the Funds. The above examples reflect the $35 Annual Contract Fee as an annual charge of (i) with respect to the Alpha, 0.117% of assets based on an average expected Contract Value of $30,000, and (ii) with respect to the AlphaFLEX, 0.35% of assets based on an average expected Contract Value of $10,000.

    THE EXAMPLES SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


    The deferred sales charge shown in the examples is the maximum sales load: see "Contingent Deferred Sales Charge" on page 18 of this Prospectus which describes the range of contingent deferred sales loads over time and limits on the contingent deferred sales charge as a percentage of total account value. The examples do not reflect premium taxes which are levied by some states. (See "Premium Tax" on page 19.) All premium taxes are the responsibility of the Owner of the policy and are charged to the policy whenever the state requires that the Company pay such tax.



    The examples reflect Owner transaction expenses, administrative fees, and other Separate Account charges during the accumulation period (which is described beginning on page 25 of this Prospectus). The annual contract fee is not applicable during the annuity period; all other charges and expenses, including those of the Funds, do apply during the annuity period. See the prospectuses of the Funds for a fuller description of their expenses.


    The Examples assume that purchase payments are allocated to each Fund which may have different expenses.

                        CONDENSED FINANCIAL INFORMATION



    The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information.



    The table below contains certain information regarding the Subaccounts for a Contract for the period from commencement of business operations on December 1, 1994 through December 31, 1996, except for these subaccounts with inception dates of May 1, 1996: Alger American Small Capitalization, Alger American MidCap Growth, VIPF-II Contrafund, VIPF-II Index 500, AHVIT Emerging Growth, MFS Research Series, MFS Utilities Series, and AHVIT Growth.



    The Variable Accumulation Unit values and the number of Variable Accumulation Units outstanding for each Subaccount for the periods shown are as follows:



                                                                     ACCUMULATION  ACCUMULATION     NUMBER OF
                                                                      UNIT VALUE    UNIT VALUE    ACCUMULATION
                                                                     AT BEGINNING   AT END OF    UNITS AT END OF
INVESTMENT DIVISION                                                   OF PERIOD       PERIOD         PERIOD
-------------------------------------------------------------------  ------------  ------------  ---------------
JP Capital Appreciation
1994 (1)...........................................................    10.000000     10.214259             0.000
1995...............................................................    10.214259     13.437239       391,754.878
1996 (3)...........................................................    13.437239        --                 0.000

JP Investment Grade Bond
1994 (1)...........................................................    10.000000     10.073995             0.000
1995...............................................................    10.073995     11.868974       173,431.827
1996 (3)...........................................................    11.868974        --                 0.000

Oppenheimer Growth
1996 (3)...........................................................    15.746434     15.687352       878,079.948

Oppenheimer Bond
1996 (3)...........................................................    12.100810     12.105651       382,152.103

VIPF Money Market
1994 (1)...........................................................    10.000000     10.032676             0.000
1995...............................................................    10.032676     10.475795       399,412.037
1996...............................................................    10.475795     10.888553       537,961.454

VIPF Equity Income
1994 (1)...........................................................    10.000000     10.106754             0.000
1995...............................................................    10.106754     13.464371       603,168.264
1996...............................................................    13.464371     15.171936     1,304,875.863

VIPF Growth
1994 (1)...........................................................    10.000000     10.396331             0.000
1995...............................................................    10.396331     13.878009       438,581.445
1996...............................................................    13.878009     15.695218     1,060,714.091

VIPF Overseas
1994 (1)...........................................................    10.000000      9.976153             0.000
1995...............................................................     9.976153     10.789882        43,953.495
1996...............................................................    10.789882     12.044844       154,758.327

VIPF High Income
1994 (1)...........................................................    10.000000     10.063711             0.000
1995...............................................................    10.063711     11.969023       104,752.796
1996...............................................................    11.969023     13.457366       264,542.163

                                                                     ACCUMULATION  ACCUMULATION     NUMBER OF
                                                                      UNIT VALUE    UNIT VALUE    ACCUMULATION
                                                                     AT BEGINNING   AT END OF    UNITS AT END OF
INVESTMENT DIVISION                                                   OF PERIOD       PERIOD         PERIOD
-------------------------------------------------------------------  ------------  ------------  ---------------
VIPF-II Asset Manager
1994 (1)...........................................................    10.000000      9.804023             0.000
1995...............................................................     9.804023     11.307468       170,574.471
1996...............................................................    11.307468     12.777286       489,609.928

Alger American Small Capitalization
1996 (2)...........................................................    10.000000      9.190108       148,145.855

Alger American MidCap Growth
1996 (2)...........................................................    10.000000      9.808937        94,789.642

VIPF-II Contrafund
1996 (2)...........................................................    10.000000     11.145245        75,713.038

VIPF-II Index 500
1996 (2)...........................................................    10.000000     11.367158        83,694.452

AHVIT Emerging Growth
1996 (2)...........................................................    10.000000      9.579577        67,553.245

MFS Research Series
1996 (2)...........................................................    10.000000     10.970831       104,801.503

MFS Utilities Series
1996 (2)...........................................................    10.000000     11.602401        24,307.215

AHVIT Growth Fund
1996 (2)...........................................................    10.000000     10.415742       100,221.341


------------------------


(1)  Period from December 1, 1994 through December 31, 1994



(2)  Period from May 1, 1996 through December 31, 1996



(3) On December 19, 1996, the balance of the Jefferson-Pilot Capital Appreciation Fund, Inc. was exchanged for the Oppenheimer Growth Fund, and the Jefferson-Pilot Investment Grade Bond Fund, Inc. was exchanged for the Oppenheimer Bond Fund. The beginning Accumulation Unit Value shown for the Oppenheimer funds are the values at the date of conversion.



                                    SUMMARY



    Jefferson-Pilot Investor Services, Inc. ("Investor Services"), the distributor of the Contracts, does not deduct a sales charge from purchase payments. However, if any part of the value of the Contracts is surrendered Investor Services will, with certain exceptions, deduct from the value of the Contract, a contingent deferred sales charge equal to the maximum of (i) with respect to the Alpha, 6% of the amount withdrawn; or (ii) with respect to the Alphaflex, 8% of the amount withdrawn, but in no event under either Contract more than 9% of gross purchase payments. This charge when made is imposed to permit Investor Services or the Company to recover sales expenses which they have advanced. (See "Contingent Deferred Sales Charge.")



    In addition, on each Contract anniversary date or at full surrender, the Company will deduct from the Contract an annual contract fee of $35 from the Accumulation Value. The administrative expense fee of .0004110% of daily net assets per day, which is approximately equal to an annual rate of .15% for a 365 day year, is charged both during the accumulation period and the annuity period. This charge is collected to further defray administrative costs. These charges are to reimburse Investor Services or the Company for administrative expenses related to the issue, maintenance and administration of the contract. These charges have been set at a level that will recover no more than the actual costs associated with administering the contracts, and the Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses. (See "Contract Administration Charges" on page 19.)



    The Company deducts a mortality and expense risk charge from the assets of the Separate Account, as a daily asset charge of .0034247% of daily net assets, which is approximately equal to an annual rate of 1.25% for a 365 day year, during the accumulation period and the annuity period.


    The minimum initial purchase payment under the Alpha is $5,000. The minimum initial purchase payment under the AlphaFLEX is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum additional purchase payment is $1,000 for the Alpha and $100 for the AlphaFLEX under both a Non-Qualified and Qualified Contract. The minimum subsequent payment made into a particular Sub-Account is $50.00.


    If the Contract Value at the Annuity Date is less than $2,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment from any Sub-Account would be less than $100, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $100 from such Sub-Account(s). (See "The Annuity Period" on page 26.)



    Premium taxes payable to any governmental entity ranging between 0% and 5% will be charged against the Contracts. (See "Premium Tax" on page 19.)


    An individual for whom a Contract is purchased under an individual retirement account may revoke the Contract at any time within seven days after the later of the date on which (i) the account is established, or (ii) the individual receives a disclosure statement notifying him of his right of revocation by giving written notice of revocation to the Home Office. Upon such revocation, the full purchase payment made will be refunded if such payment is invested in the VIPF Money Market Portfolio Sub-Account, and the Accumulation Value will be refunded (unless otherwise required by applicable law) if such payment is invested in any Sub-Account other than the VIPF Money Market Portfolio Sub-Account. Purchase payments received on an individual retirement account contract are immediately invested in the Separate Account.

    The Owner of a Contract generally may, within 10 days after the date on which the Contract is issued, revoke the Contract, in which event the Owner will be paid the Contract's Accumulation Value without reduction for the contingent deferred sales or administrative charges that would otherwise apply. Also, any fees and charges previously collected would be refunded. However, in those states where the free look provision requires the full refund of purchase payments (less prior surrender), all purchase payments must be placed in the VIPF Money Market Sub-Account until the end of the free look period. Free look provisions may vary based on the Owner's state of residence.


    This Prospectus describes in detail how a Contract may be purchased and redeemed. (See "The Distribution of the Contracts" on page 29 and "Redemptions" on page 20.)



    Premature payments of benefits under a Contract may cause a penalty tax to be incurred. (See "Federal Tax Status" on page 30.)


                             THE INSURANCE COMPANY


    The Company was known as Pilot Life Insurance Company prior to the close of business on December 31, 1986, at which time Jefferson Standard Life Insurance Company was merged into Pilot Life Insurance Company. Simultaneously with the merger, Pilot Life Insurance Company changed its name to Jefferson-Pilot Life Insurance Company. The Company is a stock life insurance company organized under the insurance laws of North Carolina in 1890. The Company commenced business operations in 1903 and is primarily engaged in the writing of whole life, term, endowment and annuity policies on an individual ordinary basis, plus industrial and group insurance. It is authorized to write insurance and annuities in 49 states, the District of Columbia, the Virgin Islands, and Puerto Rico. Its Home Office is located at 100 North Greene Street, Greensboro, North Carolina. The Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation, organized in January 1968. Jefferson-Pilot Corporation is publicly held.

                       JEFFERSON-PILOT SEPARATE ACCOUNT A

    Jefferson-Pilot Separate Account A's (the "Separate Account") predecessor was established pursuant to a resolution of the Board of Directors of the Company dated May 13, 1969. The Separate Account was established under the laws of the State of North Carolina and registered on May 3, 1971 as a unit investment trust under the 1940 Act. Such registration does not involve supervision of the investments or investment policies of the Separate Account and does not imply that the Contract has been approved or disapproved by the Securities and Exchange Commission ("Commission").

    Under North Carolina insurance law the income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of the Company. These assets are held with relation to the Contracts described in this Prospectus and such other variable annuity contracts as may be issued by the Company and designated by it as participating in the Separate Account.

    Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, all of the Company assets are available to meet its obligations and expenses under the Contracts participating in the Separate Account.

                      SUB-ACCOUNTS OF THE SEPARATE ACCOUNT
                              AND AVAILABLE FUNDS

    Sixteen Sub-Accounts of the Separate Account, each of which reflects the investment performance of a specific underlying Fund, are available under the Contracts. Subject to the limitations stated on page 19 and any restrictions by an applicable retirement plan, the Owner may elect to have net purchase payments credited to any of the sixteen Sub-Accounts.


    Two of the Sub-Accounts invest in shares of the Oppenheimer Funds, eight of the Sub-Accounts invest in shares of the VIP Funds, two Sub-Accounts invest in shares of Alger American Funds, two Sub-Accounts invest in shares of AHVIT Funds, and two Sub-Accounts invest in shares of MFS Funds.



    The Oppenheimer Variable Account Funds was organized in 1984 as a Massachusetts business trust. The Oppenheimer Variable Account Funds is an open-end, diversified management investment company consisting of nine separate funds, including the Oppenheimer Growth Fund and the Oppenheimer Bond Fund, both organized in 1984.



    The Oppenheimer Variable Account Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the funds' activities, review performance, and review the actions of the manager of the funds, OppenheimerFunds, Inc.



    OppenheimerFunds, Inc., which has operated as an investment adviser since 1959, manages the funds, is responsible for selecting the funds' investments, and handles its day-to-day business. OppenheimerFunds, Inc. carries out its duties, subject to the policies established by the Board of Trustees, under investment advisory agreements for each fund which state the manager's responsibilities. OppenheimerFunds, Inc. (including subsidiaries) currently manages investment companies, including other Oppenheimer funds, with assets of more than $60 billion. OppenheimerFunds, Inc. is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of OppenheimerFunds, Inc. and controlled by Massachusetts Mutual Life Insurance Company.

    The VIP Trusts also are open-end diversified management investment companies. The VIP Trusts are organized as series type investment companies with diversified portfolios, the VIP Funds. The VIP Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts of various insurance companies. Shares of the VIP Funds currently are available to the separate accounts of a number of insurance companies, both affiliated and unaffiliated with Fidelity Management and Research Company ("Fidelity Management"), and Jefferson-Pilot.

    Fidelity Management, the adviser to each VIP Fund, whose principal address is 82 Devonshire Street, Boston, Massachusetts, is a wholly-owned subsidiary of FMR Corp. and is part of Fidelity Investments, one of the largest investment management organizations in the United States. Fidelity Investments includes a number of different companies, which provide a variety of financial services and products to individuals and corporations.


    Fidelity Management provides investment research and portfolio management services to mutual funds and other clients. At February 28, 1997, Fidelity Management advised funds having more than 30 million shareholder accounts with a total value of more than $437 billion. For certain of the VIP Funds, Fidelity Management has entered into subadvisory agreements with affiliated companies that are part of the Fidelity Investments organization. Fidelity Management, not the VIP Funds, pays the sub-advisers for their services. The highest annual rate at which any of the VIP Funds paid advisory fees in 1996 was 0.76% of average daily net assets (SEE "Summary").


    The Boards of Trustees of the VIP Funds are responsible for monitoring the VIP Funds for the existence of any material irreconcilable conflict between the interests of the policyowners of all separate accounts investing in the VIP Funds and determining what action, if any, should be taken if a material irreconcilable conflict should occur. See the prospectuses of the VIP Funds for further discussion of the risks associated with the offering of VIP Fund shares to our Separate Account and the separate accounts of other insurance companies. Also see the Statement of Additional Information regarding the terms of the Participation Agreements relating to the Separate Account's investment in the VIP Funds.

    The Alger American Fund was organized on April 6, 1988 as a multi-series Massachusetts Business Trust. The Alger American Fund is an open-end diversified management investment company which offers an unlimited number of shares of six series, representing shares of the fund's portfolios, including the Alger American Funds. The Alger American Funds are offered as a pooled vehicle for insurance companies writing all types of variable annuity contracts and variable life policies that are also offered directly to qualified pension and retirement plans.


    Fred Alger Management, Inc. ("Alger Management") is The Alger American Fund's investment manager and is responsible for the overall supervision of the fund, subject to the supervision of the Board of Trustees. Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


    The Alger American Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

    See the Prospectuses of the Alger American Funds for further discussion of the risks associated with the offering of Alger American Fund shares to our Separate Account and other accounts of insurance companies. Also see Statement of Additional Information regarding the terms of the Participation Agreements relating to the Separate Account's investment in Alger American Funds.

    MFS Variable Insurance Trust is an open end management investment company offering insurance company separate accounts a selection of investment vehicles for variable annuity and variable life contracts. Currently the Trust offers shares beneficial interest to twelve separate mutual fund series, including the MFS Funds.

    MFS manages the MFS Funds, and provides the MFS Funds with overall investment advisory and administrative services, as well as general office facilities. Subject to such policies as the Trustees of the MFS Funds may determine, MFS makes investment decisions for each of the MFS Funds. For its services and facilities, MFS receives a management fee, computed and paid monthly, in an amount equal to .75% of the average daily net assets of each MFS Fund.



    MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $52.8 billion on behalf of approximately 2.3 million investor accounts as of February 28, 1997. As of such date, the MFS organization managed approximately $28.9 billion of assets invested in equity securities and approximately $19.9 billion of assets invested in fixed income securities. Approximately $4.0 billion of the assets managed by MFS were invested in securities of foreign issuers and non-U.S. dollar-denominated securities of U.S. issuers. MFS is a subsidiary of Sun Life of Canada (US) which in turn is a wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life"). Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the United States since 1895, establishing headquarters office in Boston, Massachusetts in 1973.


    The Board of Trustees of the MFS Funds, as a part of its overall management responsibility, oversees various organizations responsible for each funds' day-to-day management. See Prospectuses of the MFS Funds for further discussion of the risks associated with the offering of MFS Fund shares to our Separate Account and the separate accounts of other insurance companies. ALSO SEE the Statement of Additional Information regarding the terms of the Participation Agreements relating to the Separate Account's investment in the MFS Funds.

    The Alexander Hamilton Variable Insurance Trust is an open-end management investment company established as a Massachusetts business trust. The Alexander Hamilton Variable Insurance Trust consists of seven separate investment portfolios or funds, each of which is, in effect, a separate mutual fund. The AHVIT Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts set up with various insurance companies.


    Alexander Hamilton Capital Management, the adviser to the AHVIT Funds, is a wholly-owned subsidiary of Alexander Hamilton Life Insurance Company of America. Alexander Hamilton Life Insurance Company of America is a wholly-owned subsidiary of Jefferson-Pilot Corporation, insurance holding company. The AHVIT Funds pay a monthly management fee to Alexander Hamilton Capital Management, Inc. at an annual rate of .75% of the AHVIT Growth Fund's average daily net assets and .80% of the AHVIT Emerging Growth Fund's average daily net assets.


    The Board of Trustees of the AHVIT Funds are responsible for protecting the interests of shareholders. SEE the Prospectus of the Alexander Hamilton Variable Insurance Trust for further discussion of the risks associated with the offering of AHVIT Fund shares to our Separate Account and the separate accounts of other insurance companies. ALSO SEE the Statement of Additional Information regarding the terms of the Participation Agreements relating to the Separate Account's investment in the AHVIT Funds.

                       INVESTMENT OBJECTIVES OF THE FUNDS

    Set forth below is a summary of the investment objectives of the Funds. There can be no assurance that these objectives will be achieved. The Funds' prospectuses are attached to this Prospectus; you should read them carefully before investing.


    OPPENHEIMER GROWTH FUND (OPPENHEIMER GROWTH SUB-ACCOUNT). Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years, including predecessors). Current income is a secondary consideration in the selection of its portfolio securities.

    OPPENHEIMER BOND FUND (OPPENHEIMER BOND SUB-ACCOUNT). Oppenheimer Bond Fund's primary objective is to seek a high level of current income by primarily investing in a diversified portfolio of high yield fixed-income securities. Oppenheimer Bond Fund seeks capital growth when consistent with its primary objective. As a matter of fundamental policy, under sound market conditions, Oppenheimer Bond Fund will invest at least 65% of its total assets in bonds. The fund will invest only in securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. However, the fund is not obligated to dispose of securities if the rating is reduced, and therefore may from time to time hold securities rated lower then "Baa" by Moody's or "BBB" by Standard & Poor's.


    VIPF MONEY MARKET PORTFOLIO (VIPF MONEY MARKET PORTFOLIO SUB-ACCOUNT). VIPF Money Market Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit. obligations of governments and their agencies, and commercial paper and notes.


    VIPF HIGH INCOME PORTFOLIO (VIPF HIGH INCOME PORTFOLIO SUB-ACCOUNT). VIPF High Income Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower rated, fixed-income securities, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities and preferred stocks, including convertible securities, and up to 20% in common stocks and other equity securities. In view of the types of securities in which this VIP Fund invests, you should read the complete risk disclosure in the Prospectus for this VIP Fund before investing in it.


    VIPF EQUITY-INCOME PORTFOLIO (VIPF EQUITY-INCOME PORTFOLIO
SUB-ACCOUNT). VIPF Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities, with the potential for capital appreciation as a consideration. It normally invests at least 65% of its assets in income-producing common or preferred stock and the remainder in debt securities.

    VIPF GROWTH PORTFOLIO (VIPF GROWTH PORTFOLIO SUB-ACCOUNT). VIPF Growth Portfolio seeks to achieve capital appreciation, normally by purchase of common stocks, although investments are not restricted to any one type of security. Capital appreciation may also be found in other types or securities, including bonds and preferred stocks.


    VIPF OVERSEAS PORTFOLIO (VIPF OVERSEAS PORTFOLIO SUB-ACCOUNT). VIPF Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in securities from at least three countries outside North America.


    VIPF-II ASSET MANAGER PORTFOLIO (VIPF-II ASSET MANAGER PORTFOLIO SUB-ACCOUNT). VIPF-II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments. The expected "neutral" mix of assets, which will occur when the investment adviser concludes there is minimal relative difference in value between the three asset classes, is 40% in intermediate to long-term bonds and 20% in short-term fixed income instruments.


    VIPF-II INDEX 500 PORTFOLIO (VIPF-II INDEX 500 PORTFOLIO
SUB-ACCOUNT). VIPF-II Index 500 Portfolio seeks to match the total return of the S&P 500 while keeping expenses low. FMR normally invests at least 80% (65% if fund assets are below $ 20 million) of the Fund's assets in equity securities of companies that compose the S&P 500. The S&P 500 is an index 500 stocks, most of which trade on New York Stock Exchange. It is generally acknowledged that S&P 500 broadly represents the performance of publicly traded stocks in the U.S.



    VIPF-II CONTRAFUND PORTFOLIO (VIPF-II CONTRAFUND PORTFOLIO
SUB-ACCOUNT). VIPF-II Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. The fund usually invests primarily in common stocks and securities convertible into common stocks, but it has the flexibility to invest in any type of security that may produce capital appreciation.

    The Fund's strategy can lead to investments in small or medium sized companies, which carry more risks then larger ones. Generally, these companies, especially small sized ones, rely on limited product lines and markets, financial resources, or other factors. This may make them more susceptible to setbacks or downturns.

    MFS RESEARCH SERIES (MFS RESEARCH SERIES SUB-ACCOUNT). MFS Research Series seeks to provide long-term growth for capital and future income. The Research Series' policy is to invest a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A small portion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principle characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well managed companies.


    MFS UTILITIES SERIES (MFS UTILITIES SERIES SUB-ACCOUNT). MFS Utilities Series seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). The Utilities Series will seek to achieve its objective by investing, under normal circumstances, at least 65% (but up to a 100% at the discretion of its adviser) of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry. The Series may also invest in debt and equity securities of issuers in other industries, although under normal circumstances not more then 35% of the Series assets will be so invested. In addition, the Series may hold a portion of its assets in cash and money market instruments.



    AHVIT GROWTH FUND (AHVIT GROWTH SUB-ACCOUNT). AHVIT Growth Fund seeks capital growth. It invests primarily in equity securities that have above-average growth prospects. Under normal market conditions, the Growth Fund will invest at least 65% of its total assets in equity securities, including, common stocks, preferred stocks and securities convertible into common or preferred stocks such as warrants and convertible bonds. All the emphasis of the Growth Fund is clearly on equity securities. The Growth Fund may also invest in debt obligations when it perceives that they are more attractive then stocks on a long-term basis.


    AHVIT EMERGING GROWTH FUND (AHVIT EMERGING GROWTH SUB-ACCOUNT). AHVIT Emerging Growth Fund seeks capital appreciation through investment in a diversified portfolio of equity securities selected for their growth potential; it does not seek current income. The AHVIT Emerging Growth Fund pursues its investment objective by investing primarily in smaller and medium sized companies which the Fund's sub-adviser, Massachusetts Financial Services Company, believes possess above-average potential for appreciation. Under normal market conditions, at least 80% of the Fund's net assets will be invested in the securities of such issuers. Securities in which the fund invest may be speculative and may involve a substantial risk. In view of the types of securities in which the Emerging Growth Fund invests, you should read the complete risk disclosure in the Prospectus for this AHVIT Fund before investing.


    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO (ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO SUB-ACCOUNT). Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.



    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO (ALGER AMERICAN MIDCAP GROWTH PORTFOLIO SUB-ACCOUNT). Alger American MidCap Growth Portfolio seeks long term capitalization. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


    The values of the investments held in the Funds fluctuate daily and are subject to the risk of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions. Additional information concerning the Funds, including information as to the expenses paid by the Funds, is given in the Funds' prospectuses which accompany and should be read in conjunction with this Prospectus.

    SUBSTITUTION OF OTHER SECURITIES OR FUNDS. If the shares of any Funds should no longer be available for investment by the Separate Account or, if in the judgment of the Company further investment in such Funds' shares should become inappropriate, the Company may substitute shares of some other investment company for Fund shares already purchased or to be purchased in the future by purchase payments under the Contract. Any substitution will be made pursuant to any prior approval of the Commission and compliance with all applicable rules and regulations. In the event of any substitution or change, the Company will endorse the Contract if necessary to reflect the substitution or change.

                         DEDUCTIONS UNDER THE CONTRACTS

    CONTINGENT DEFERRED SALES CHARGE. The Company makes no deduction from purchase payments for sales expenses, but does impose the contingent deferred sales charge. The Company incurs sales expenses upon the issuance of the Contracts. Such expenses include commissions, costs of advertising and sales promotion, costs of the Prospectuses allocable to new sales, and sales administration and related costs. Because the Contracts are normally purchased for the long term, the Company expects to recover these costs over time. If, however, a Contract is totally or partially surrendered (value withdrawn), or if the Accumulation Value is applied under an annuity option to provide an annuity certain for a period of less than 120 months, a contingent deferred sales charge is imposed at that time as a means for the Company to recover sales expenses.


    The contingent deferred sales charge is assessed on withdrawals based on the then Accumulation Value during (i) with respect to Alpha, the first six Contract years, and (ii) with respect to the Alphaflex, the first eight Contract years. With respect to the Alpha, the charge is 6% of the amount withdrawn during the first and second Contract years. The percentage will scale downward by 1/12 of one percent each month during the third Contract year so that at the end of the third Contract year the charge is 5%. The charge is 5% during the fourth Contract year. The charge will scale downward by 1/12 of one percent each month during the fifth Contract year so that at the end of the fifth Contract year the charge is 4%. The charge will scale downward by 1/6 of one percent each month during the sixth Contract year so that at the end of the sixth Contract year the charge is 2%. Beginning in the seventh Contract year there will be no charge. With respect to the Alphaflex, the charge is 8% of the amount withdrawn during the first Contract year. The percentage will scale downward by 1/12 of one percent each month during the second through eighth Contract years so that at the end of the eighth Contract year the charge will be 1%. Beginning in the ninth Contract year there will be no charge. In no event will the aggregate contingent deferred sales charges exceed 9% of the aggregate purchase payments made under the Contracts.


    Each year after the first year of the Contract, (i) up to 10% of Accumulation Value may be withdrawn without the imposition of any charge from the Alpha, and (ii) up to 10% of the Accumulation Value may be withdrawn without the imposition of any charge from the AlphaFLEX if the account value is at least $20,000 under that Contract. The 10% amount that can be withdrawn without penalty applies only to the first withdrawal in each policy year. Upon a full surrender, the entire Accumulation Value will be subject to the deferred sales charge, and any charges waived on partial withdrawals during the previous twelve months will be recovered.

    No contingent deferred sales charge will be deducted from any Accumulation Value which is paid due to the death of an Annuitant.

    A contingent deferred sales charge may be deducted from the Accumulation Value which is paid due to the death of an Owner who is not the Annuitant.

    WAIVER OF SURRENDER CHARGE RIDER. If the Waiver of Surrender Charge Rider ("Rider") is attached to your Contract, we may waive the contingent deferred sales charge described above provided that the conditions described in the Rider are met including (a) the Annuitant is confined to a hospital or "eligible nursing home" (as defined in the Rider) (b) such confinement has lasted for a continuous period of 60 days or longer; and (c) certification of Annuitant's medical condition from a licensed physician stating that in the physician's opinion the Annuitant's confinement is medically required. We will waive only the contingent deferred sales charges which are applicable to purchase payments received prior to the date the first confinement began. Waiver of withdrawal charges is subject to all of the conditions and provisions of the Rider (See your Contract.). The Rider is not available in all states.


    PREMIUM TAX. Deduction for premium taxes will be made only in those instances and at such time as the laws and regulations of the various states (or other jurisdictions) assess such a tax. Premium tax assessments are based on the address of record of the Payor at the time a premium tax may be payable. It is the Company's practice to make the applicable deduction for premium taxes when the annuity payment begins in those states (or other jurisdictions) so permitting. Otherwise, premium taxes will be deducted from purchase payments. Premium taxes presently range from 0% to 5% of total consideration or of the total Accumulation Value of amounts annuitized.


    CONTRACT ADMINISTRATION CHARGES. The Company performs or delegates all administrative functions relative to the Contracts. Except as noted below, deductions are made under each Contract for the expenses associated with such functions. Such expenses may include salaries, rent, office equipment, communications, postage, legal, actuarial, and auditing fees. Pursuant to an agreement with the Company, Investor Services performs certain recordkeeping and other administrative functions for which it receives compensation from the Company.


    ANNUAL CONTRACT FEE. The contract fee is $35, which will be allocated proportionately among all accounts under the Contract. The annual contract fee is deducted by canceling the number of Accumulation Units equal in value to the charge. This is done on the last valuation date of each Contract year prior to the commencement of annuity payments and, without proration, on the date the Contract is totally redeemed. The annual contract fee will be deducted proportionately from all Sub-Accounts and the Fixed Account in the current policy year. The annual contract fee deducted from the Fixed Account can not exceed the interest earned in excess of the guaranteed rate in the Fixed Account in the current policy year. To the extent there is not sufficient excess interest earned in the Fixed Account, the proportional amount charged to the Sub-Accounts will be increased. (SEE "Fixed Account") The annual contract fee will not be deducted if, on the last valuation date of that Contract year, the Contract Value is $40,000 or greater.



    ADMINISTRATIVE EXPENSE FEE. To further defray the cost of the administrative functions described above, the Company deducts a charge of
 .0004110% of the net assets of the Separate Account per day, which is approximately equal to an annual rate of .15% for a 365 day year.


    The Company guarantees that the Contract administration charges will never be increased.

    DEDUCTION FOR ASSUMING MORTALITY AND EXPENSE RISKS. The Company assumes a risk by its contractual obligation to pay a death benefit to the Beneficiary if the Annuitant dies prior to the Annuity Date. The Company also assumes the risk that annuity payments will continue for a longer period than anticipated and assumes the risk that the deductions for sales and administration charges may prove to be insufficient to cover the actual expenses incurred. The Company assumes these risks for the duration of the Contract. As consideration for assuming these risks and risks associated with expenses exceeding the Company's expected expenses, the Company imposes a charge based on assets.

    The charge, together with the administrative expense fee, is applied at the end of each valuation period through a factor in the determination of the net investment results of the Separate Account (SEE "Net Investment Factor"). The charge is .0017808% per day of net daily assets for assuming mortality risks, including the step-up death benefit, and .0016439% for assuming expense risks. These charges, when combined, are approximately equal to 1.25% (which includes the mortality risk charge of .65% and the expense risk charge of .60%) on an annual basis for a 365 day year. The Company reserves the right to decrease or increase this charge annually, but in no event may it exceed the amounts described above.


    EXPENSES OF THE FUNDS. There are deductions from and expenses paid out of the assets of the Funds that are described in the prospectuses for those Funds. These deductions and expenses and the investment performance of the Funds affect the value of Accumulation Units which are discussed in this Prospectus under the caption "The Accumulation Period."

                         TRANSFERS BETWEEN SUB-ACCOUNTS

    At any time prior to the commencement of annuity payments, the Owner may elect by written notice to the Home Office to transfer Accumulation Units between the Sub-Accounts. The number of Accumulation Units to be credited will be adjusted to reflect the respective current values of the units in the respective Sub-Accounts. Each such transfer must involve a minimum of $100, and a partial transfer will not be permitted if the value of any Sub-Account after transfer would be less than $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments to that Sub-Account.

    During the accumulation period an Owner may make up to twelve transfers each Contract year at no charge. A charge of $25 per transfer will be charged for transfers in excess of these limitations. Transfers effected pursuant to a dollar cost averaging program will not be counted towards these limitations.

    After the commencement of annuity payments which do not involve life contingencies (I.E., Options 1 and 4), the Owner may similarly elect to transfer Annuity Units between the available Sub-Accounts, subject to the same minimum amounts and charges. During the annuity period, the Owner may make up to four transfers each Contract year at no charge. A charge of $25 per transfer will be charged for transfers in excess of these limitations.

                                  REDEMPTIONS

    Subject to any retirement plan requirements, Contracts may be redeemed in full or in part at any time prior to the commencement of annuity payments, except that a partial redemption of an amount less than $250 will not be permitted (although the Contract could be redeemed in full), and a partial redemption will not be permitted if the value of the Sub-Account being partially redeemed after such redemption would be less than $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments to that Sub-Account. The redemption will be affected by cancelling a number of Accumulation Units equal in value to the amount requested. Accumulation Units will be cancelled at the accumulation unit value as of the end of the valuation period in which the request for redemption is received at the Home Office.

    Any applicable contingent deferred sales charge, (SEE that caption under "Deductions Under the Contracts") will be deducted from the redemption value determined as described above and below. The annuitant has no redemption right under the Contracts subsequent to the commencement of annuity payments except when payments are being made pursuant to the Option 1 (payments for a specified period) or Option 4 (payments of a specified dollar amount). Under Option 1, the value of the Contract for purposes of redemption shall be commuted at the Company's current commute rate for any remaining certain payments based on the dollar amount of an annuity payment determined as of the end of the valuation period in which the request for redemption is received at the Home Office. Under Option 4, the value of the Contract for purposes of redemption shall be the remaining balance of proceeds under the option as of the end of the valuation period in which the request for redemption is received (SEE "Option 4"). Any partial redemption under Option 1 or 4 of an amount less than $250 will not be permitted and a partial redemption will not be permitted if the value of the Sub-Account being partially redeemed after such partial redemption would be less than $500. If as a result of a partial redemption the next monthly payment under Option 1 from the applicable Sub-Account would be less than $100, the Company may change the frequency of payments so that such next payment would be at least $100.

    Payment of a redemption request will be made within seven days of receipt of such request in proper and complete form, except that payment may be deferred as permitted under provisions of the 1940 Act. Deferment is currently permissible during any period when (a) trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Commission or the Exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the Commission as a result of which disposal by a Fund of securities held by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders.

    A Contract sold to a participant of the Texas Optional Retirement Program is subject to restrictions on withdrawals except upon the termination of employment in the Texas public institution of public education or the retirement, death, or total disability of such participant. Contracts sold pursuant to Section 403(b) of the Code are subject to certain restrictions on cash withdrawals prior to termination of employment.

    The tax consequences, including the tax withholding requirements, of a redemption should be carefully considered (SEE "Federal Tax Status of Qualified Contracts" and "Federal Tax Status of Non-Qualified Contracts").

    REINVESTMENT PRIVILEGE. An annuitant who has redeemed his Contract in part or in full may within 30 calendar days of the redemption reinvest all or part of the redemption proceeds, including the contingent deferred sales charge, if any, at the net asset value next determined following timely receipt by the Company at its Home Office of the written reinvestment order. The privilege may be exercised by an annuitant only one time. If the annuitant has realized a gain on the redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If there has been a loss on the redemption and a subsequent reinvestment, some or all of the loss will not be allowed as a tax deduction depending on the amount reinvested.

                                 OTHER SERVICES

    DOLLAR COST AVERAGING. The Company offers a dollar cost averaging program during the accumulation period whereby an Owner may predesignate a portion of VIPF Money Market Portfolio Sub-Account's Accumulation Value to be automatically transferred on a monthly basis to one or more of the other Sub-Accounts.

    The dollar cost averaging program is available for purchase payments and for Accumulation Value transferred into the VIPF Money Market Portfolio Sub-Account. An Owner may enroll in this program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to the Company at its Home Office at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date"). This program must be elected for at least a 3 month period, but can not be elected for more than 36 months.

    Under the program, transfers will be made in the amounts designated by the Owner and must be at least $500 per SubAccount. The total Accumulation Value in the VIPF Money Market Portfolio Sub-Account at the time dollar cost averaging is elected must be at least $10,000. Dollar cost averaging will cease automatically if the Accumulation Value in the VIPF Money Market Portfolio Sub-Account does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.

    Dollar cost averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the value of the Accumulation Units attributable to the VIPF Money Market Portfolio Sub-Account is insufficient to complete the next transfer, (iii) the Owner requests termination in writing and such writing is received by the Company at its Home Office at least five (5) business days prior to the next scheduled Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered.

    An Owner may initiate, reinstate or change the dollar cost averaging terms by properly completing the new enrollment form and returning it to the Home Office at least five (5) business days prior to the next scheduled Transfer Date such transfer is to be made.

    When utilizing Dollar cost Averaging an Owner must be invested in the VIPF Money Market Portfolio Sub-Account and may be invested in any other Sub-Accounts at any given time. Election of dollar cost averaging is not available during the annuity period or when an Owner has entered into a Systematic Withdrawal Plan Agreement as described below.


    SYSTEMATIC WITHDRAWAL PLAN. The Company administers a systematic withdrawal plan ("SWP") which allows certain Owners to pre-authorize periodic withdrawals during the accumulation period. Owners entering into a SWP agreement instruct the Company to withdraw selected amounts from any of the Sub-Accounts on a monthly, quarterly, semi-annual or annual basis. Currently the SWP is available to Owners who have a minimum Accumulation Value of $25,000 at the time the SWP is initiated and who elect a period over which withdrawals shall occur of no less than 6 and no more than 24 months. Owners also must request a minimum $100 periodic payment. The amounts distributed under the SWP can not exceed the amount free of the contingent deferred sales charge ( (i) 10% of Accumulation Value under the Alpha, and (ii) 10% of the Accumulation Value under the AlphaFLEX if the Accumulation Value is at least $20,000). Owners interested in SWP may obtain an application from their representative or the Home Office. Election of a SWP is not available during the time an Owner is participating in the dollar cost averaging program described above. The Company reserves the right to amend the SWP on thirty (30) days' notice. The SWP may be terminated at any time by the Owner or the Company.


    Withdrawals taken under the SWP or changes of an SWP election may cause the 10% Federal tax penalty on early withdrawals to apply. Withdrawals taken under an SWP may represent taxable income and may be subject to 20% Federal income tax withholding. (SEE "Federal Income Taxes.")

    REPORTS TO THE OWNER. There will be sent to the Owner periodic reports containing such information as may be required by applicable state law and the 1940 Act and rules thereunder. Such reports shall include the investment results of the Funds at least semi-annually and, for Contracts still in the accumulation period, an annual report of the number of Accumulation Units to the credit of the Contract and the then current accumulation unit value.

                                 FIXED ACCOUNT

    OWNERS MAY ALLOCATE PURCHASE PAYMENTS TO THE FIXED ACCOUNT. IN ADDITION, OWNERS MAY TRANSFER AMOUNTS IN OR OUT OF THE FIXED ACCOUNT. SUCH FIXED AMOUNTS ARE HELD IN THE GENERAL ACCOUNT OF THE COMPANY. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, AMOUNTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE FIXED ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. THIS PROSPECTUS IS GENERALLY INTENDED TO SERVE AS A DISCLOSURE DOCUMENT ONLY FOR THE ASPECTS OF THE CONTRACT INVOLVING THE SEPARATE ACCOUNT AND CONTAINS ONLY SELECTED INFORMATION REGARDING THE FIXED ACCOUNT. MORE INFORMATION REGARDING THE FIXED ACCOUNT MAY BE OBTAINED FROM THE HOME OFFICE OR FROM YOUR SALES REPRESENTATIVE.

    GENERAL DESCRIPTION. Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, we have sole discretion over the investment of the assets in our General Account.

    The Company guarantees that Fixed Account Accumulation Value will accrue interest at an annual effective rate of 3 1/2%, independent of the actual investment experience of the General Account. We may, at our sole discretion, credit higher rates of interest, although we are not obligated to credit interest in excess of the guaranteed rate. Any interest rate in excess of the guaranteed rate with respect to any premium payment or interest credit will not be modified more often than once per year. Any higher rate of interest will be quoted at an annual effective rate. The rate of any excess interest initially or subsequently credited to any amount can in many cases vary, depending on when that amount was originally allocated to the Fixed Account. Once credited, such interest will be guaranteed and will become part of the Accumulation Value in the Fixed Account from which deductions for fees and charges may be made.


    Charges under the Contract are the same as when the Separate Account is being used, except that the 1.40% per annum charged for mortality and expense risk and administrative expenses is not imposed on amounts of Fixed Account Accumulation Value.

    FIXED ACCOUNT ACCUMULATION VALUE. The Fixed Account Accumulation Value on any Valuation Date is the sum of the Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, contingent deferred sales charges, or annual administrative charges allocated to the Fixed Account or transfers to the Separate Account.

    FIXED ACCOUNT TRANSFERS, TOTAL, AND PARTIAL SURRENDERS. Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Sub-Accounts with respect to total and partial surrenders. (See "Transfers Between Sub-Accounts.") Transfers out of the Fixed Account have special limitations. Prior to the Annuity Date, and after the first Contract anniversary, Owners may transfer part or all of the Accumulation Value from the Fixed Account to the Sub-Accounts, provided that (1) no more than one such transfer is made each Contract year, (2) no more that 20% of the Fixed Account Accumulation Value is transferred during any 12 month period (unless the balance in the Fixed Account after the transfer would be less than $1,000, in which case the entire balance may be transferred), and (3) at least $500 is transferred at any one time (or, if less, the entire amount in the Fixed Account). Irrespective of the above, we may, in our discretion, permit a continuing request for transfer of lesser amounts automatically on a periodic basis. However, we reserve the right to discontinue or modify any such arrangements at our discretion.

    Without the Company's prior approval, no purchase payments or transfers may be allocated to the Fixed Account if the amount allocated to the Fixed Account having the same Owner or Annuitant would thereupon exceed $500,000. The Company reserves the right to modify this provision at any time.

    The Company reserves the right to limit the sum of purchase payments to the Fixed Account and transfers to the Fixed Account to $25,000 in any 12 month period. However, we reserve the right to discontinue or modify any such arrangements at our discretion.

                               CONTRACT BENEFITS

    The objective of the Contracts is to provide Accumulation Values and payments which will tend to reflect changes in the cost of living subsequent to the date of issue of the Contract. There is no assurance that this objective will be met. The Company seeks to accomplish this objective by allocating net purchase payments, as directed by the Owner, to one or more of the Sub-Accounts.

    Each Contract is issued to the Owner. The Annuitant named in the Contract will be the Owner unless another Annuitant is specified in the application for, or amendment to, the Contract.

    Subject to the minimum and maximum initial and subsequent purchase payment limitations, an Owner may continue to make purchase payments prior to the commencement of annuity payments. The Contracts provide for a variable monthly life annuity to begin at some future selected date, called the Annuity Date, with a provision that variable annuity payments will be made for at least 120 months, unless the Owner elects one of the other Settlement Options. The Owner may elect one of the other Settlement Options provided by the Contracts (SEE "Settlement Options").

    Each Contract contains a guaranteed death benefit upon the death of the Annuitant prior to commencement of annuity payments or age 75, whichever occurs first, equal to the greatest of: (i) the purchase payments made (less partial withdrawals and any contingent deferred sales and partial withdrawal transaction charges taken); (ii) the Accumulation Value at the end of the valuation period during which due proof of death is received (the "basic death benefit"); and
(iii) the step-up benefit plus purchase payments made, less partial withdrawals and any contingent deferred sales and partial withdrawal transaction charges taken since the last step-up anniversary.

    The step-up death benefit at issue is the initial purchase payment. At each step-up anniversary, the current Accumulation Value is compared to the prior determination of the step-up death benefit, increased by purchase payments made and reduced by partial withdrawals and any CONTINGENT deferred sales and partial withdrawal transaction charges taken since that anniversary. The greater of these becomes the new step-up benefit. The step-up anniversaries are (i) with respect to the Alpha, the Contract date and every sixth Contract anniversary thereafter (I.E., sixth, twelfth, eighteenth, etc., Contract anniversaries), and
(ii) with respect to the AlphaFLEX, the Contract date and every eighth Contract anniversary thereafter (I.E., eighth, sixteenth, twenty-fourth, etc. Contract anniversaries) (except in Texas, where the step-up anniversaries are the Contract date and every sixth year thereafter). The death benefit for attained age 75 and older will be the Accumulation Value. In the event of the Annuitant's death prior to the Annuity Date, the Beneficiary may elect, if the Owner has not specified otherwise, to have the value of the Contract paid to him in a lump sum or applied to effect a variable annuity under the Settlement Options (SEE "Payment on or After Death of Annuitant"). In the event that the Beneficiary is a surviving spouse, the Contract can be continued.

    Upon the death of an Owner who is not the Annuitant, the Beneficiary will receive the Owner's interest in the Contract.


    With respect to Non-Qualified Contracts, the Owner may select the date variable annuity payments are to begin, except that payments may not begin later than the Annuitant's 85th birthday or earlier than the Annuitant's 50th birthday. For Qualified Contracts, the Owner may select the date variable annuity payments are to begin, except that, generally, payments may not begin later than April 1 of the year following the year in which the purchaser reaches age 70 1/2. (SEE "Federal Tax Status of Qualified Contracts" for limitation of the Annuity Date under certain Qualified Contracts). Upon election, at least 45 days prior to the Annuity Date, the Owner may change the Annuity Date (SEE "Payment Provisions"), elect a different form of variable annuity (SEE "Settlement Options"), or elect that all or a portion of the Accumulation Value be applied to effect a fixed-dollar annuity (SEE "Settlement Options"). An Owner may, subject to certain restrictions (SEE "Redemption"), elect to redeem all or a portion of the value of the Contract. However, certain tax consequences may result from any such election (SEE "Federal Tax Status of Qualified Contracts" and "Federal Tax Status of Non-Qualified Contracts").


                            CERTAIN MINIMUM AMOUNTS

    The minimum initial purchase payment under the Alpha is $5,000. The minimum initial purchase payment for the AlphaFLEX is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. For the AlphaFLEX, the minimum initial purchase payment must accompany the application. (There may be exceptions for Qualified Contracts on an automatic premium mode). The minimum additional purchase payment is $1,000 for the Alpha and $100 for the AlphaFLEX under both a Non-Qualified and Qualified Contract. The minimum amount that may be applied under a Settlement Option is $2,000; provided, however, if the total amount applied is less than $15,000, a totally fixed settlement option must be selected. Also, any election must provide an initial payment of at least $100 per Sub-Account (SEE "The Annuity Period").

    Subject to retirement plan requirements, Contracts may be redeemed in full or in part at any time prior to the Annuity Date, except that a partial redemption of less than $500 from any Sub-Account will not be permitted, and the value of any Sub-Account after such partial redemption must be at least $500. The Company may waive the $500 minimum where the Owner indicates he intends to continue making periodic payments on his Contract and allocating payment to that Sub-Account (SEE "Redemptions").

                            THE ACCUMULATION PERIOD

    THE ACCUMULATION VALUE AND ACCUMULATION UNITS. During the period prior to the commencement of annuity payments, referred to herein as the accumulation period, a separate accumulation account is maintained under the Contracts for each Sub-Account into which purchase payments are directed. Each net purchase payment is credited to each Sub-Account or the Fixed Account, or allocated among the Sub-Accounts, as directed by the Owner, in the form of Accumulation Units. Accumulation Units are credited separately to each Sub-Account. The number of Accumulation Units of each type credited to the Contract is determined by dividing the designated portion of the net purchase payment by the applicable accumulation unit value as of the end of the valuation period in which the purchase payment is received at the Home Office. The initial purchase payment will be credited to the Contract not later than two (2) business days following the date the properly completed application which accompanies the purchase payment is received by the Company at its Home Office. If an application is incomplete or incorrect, the applicant will be informed of the reasons for the delay, and the purchase payment will be returned to the applicant within five
(5) days of receipt unless the applicant specifically authorizes the Company to retain the purchase payment until the application is completed or corrected. Any part of a purchase payment that is to be applied to the VIPF Money Market Portfolio Sub-Account will not be considered received unless the Company has received the payment in cash at its Home Office or in Federal funds. If remitted in other than the foregoing manner, such as by money order or personal check, payment will not be considered received until the close of business on the second business day after actual receipt. This is because the money market instruments in which the VIPF Money Market Portfolio invests normally require immediate settlement in Federal funds. The VIPF Money Market Portfolio intends at all times to be fully invested in order to maximize its earnings.

    Information on how to procure a Federal Reserve Draft or to transmit Federal funds by wire is available at your bank. The bank may charge for these services.

    The value of any Sub-Account at any time is equal to the total number of Accumulation Units credited to that Sub-Account multiplied by the applicable then current accumulation unit value.

    ACCUMULATION UNIT VALUES. On December 1, 1994, the value of an Accumulation Unit in each Sub-Account was set at $10.00. The value of an Accumulation Unit is redetermined on each valuation date and is equal to the accumulation unit value determined on the immediately preceding valuation date multiplied by the applicable net investment factor (described below) for the current valuation period. The accumulation unit value for a valuation period is the value determined at the end of such period.

    VALUATION DATE AND VALUATION PERIOD. Each date on which the assets of the Sub-Accounts are valued is a valuation date. The assets of the Sub-Accounts are valued as of 4:00 p.m. on each valuation date. The period from the time the accumulation unit value is determined as of one valuation date to the time such value is determined as of the next valuation date is called a valuation period.

    NET INVESTMENT FACTOR. The net investment factor is a device for measuring the change in accumulation unit value over a valuation period. It is determined for any valuation period by dividing (a) the net asset value of a Fund share as of the end of such valuation period less capital gains tax per share, if applicable, plus the per share amount of any distributions made by the Fund during such valuation period, by (b) the net asset value of a Fund share determined as of the end of the preceding valuation period, and then subtracting from this result the charges for mortality and expense risks and for administrative expenses for the current valuation period.

    EXAMPLE OF CALCULATION OF ACCUMULATION UNIT VALUE. Suppose (a) the accumulation unit value for the preceding valuation period was $10.532614000;
(b) the net asset value of a Fund share as of the end of the current valuation period is $11.44; (c) the per-share amount of a distribution from the Fund during such valuation period was $.19; (d) the per-share amount of a tax liability was $00.00; (e) the net asset value of a Fund share as of the end of the previous valuation period was $11.61; (f) the number of days in the current valuation period is one; (g) the daily deduction for assuming mortality and expense risks is .000034247; and (h) the daily deduction for the administrative expense fee is .000004110. The net investment factor for the current valuation period is calculated as follows:

    $11.44_+_.19_-_$00.00 - (1 X .000034247) - (1 X .000004110) = 1.001684296
              $11.61

    The accumulation unit value for the preceding valuation period ($10.532614000) is then multiplied by the net investment factor for the current valuation period (1.001684296), which produces an accumulation unit value of $10.550354040 for the current valuation period.

                               THE ANNUITY PERIOD

    PAYMENT PROVISIONS. The variable annuity payments under the Contracts will vary in amount, either up or down, to reflect the investment performance of the available Funds, as elected by the Owner, at least 45 days prior to the Annuity Date. All of the Sub-Accounts, except the VIPF High Income and the corresponding VIPF High Income Portfolio, are available during the annuity periods. Variable annuity payments will commence on the Annuity Date selected by the Owner. The Annuity Date may be changed provided written election to change is received at the Home Office at least 45 days prior to the old Annuity Date and provided the new Annuity Date is at least 45 days after such election and, except by consent of the Company, not later than the Annuitant's 85th birthday or earlier than the Annuitant's 50th birthday (SEE "Federal Tax Status of Qualified Contracts" for limitations of the Annuity Date under certain Qualified Contracts). Variable annuity payments are made monthly on the same day of the month as the Annuity Date.

    At the time of election, the Owner should consider the question of allocation of Contract value between the available Sub-Accounts or the Fixed Account for the purchase of a fixed-dollar annuity. Allocation between the Fixed Account and the Sub-Accounts may be altered by the Owner at any time within 45 days prior to the Annuity Date. If the Owner does not elect otherwise, Sub-Account Accumulation Units, after reduction for any applicable premium tax, will be applied to provide annuity payments that reflect the investment experience of such applicable Sub-Accounts. However, no such election will be allowed which would provide an initial payment from any available Sub-Account of less than $100.

    The Owner may elect any one of the Settlement Options described below by filing a written notice 45 days prior to the Annuity Date (SEE "Settlement Options" below for limitations under Qualified Contracts). If the Annuitant dies before the Annuity Date, the Beneficiary may elect, if the Owner has not already done so, to apply any part of the Accumulation Value under the Settlement Options.

    The person electing a Settlement Option may elect, in lieu of monthly payments, to receive payments on a quarterly, semi-annual, or annual basis. In such case, an actuarially equivalent number of Annuity Units will be determined.

    Upon annuitization, the Contract Value may be allocated between the available Sub-Accounts for the purchase of variable settlement options on Contracts that have a value of at least $15,000. To annuitize contracts with values less than $15,000, a totally fixed settlement option must be elected. If the amount to be applied under a Settlement Option is less than $2,000, the Company reserves the right to pay such amount in one sum instead. Also, no election will be allowed which would provide an initial payment from any Sub-Account of less than $100.


    The Company continues to deduct the mortality and expense risk charge (1.25%) and the administrative expense fee (0.15%), which are assessed during the accumulation period. The annual contract fee will not be deducted during the annuity period.


                               SETTLEMENT OPTIONS

    OPTION 1--Payments for a Specified Period--This is an annuity payable monthly for a selected number of years, which may be 1 to 30 years.

    OPTION 2--Life Income--This is an annuity payable in monthly installments, with such installments being paid as elected under a, b, c, or d, below.

    a. Life Annuity--This is an annuity which provides monthly payments during the lifetime of the Annuitant with no monthly payments or other benefits payable after the date of his death. This Option offers a slightly higher level of monthly payments than Options 2b, 2c, or 2d because no further payments are payable after the death of the Annuitant. It would be possible under this Option for only one annuity payment to be made if the Annuitant died before the due date of the second annuity payment, two if he died before the third annuity payment, etc.

    b. Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain--This is an annuity which provides monthly payments during the lifetime of the Annuitant and further provides that if, at the death of the Annuitant, payments have been made for less than the elected period certain, which may be 60, 120, 180, or 240 months, the annuity payments will be continued during the remainder of such period to the named Beneficiary.

    c. Installment Refund Life Annuity--This is an annuity payable monthly during the lifetime of the Annuitant with payments made for a period certain not less than the number of months found by dividing the amount applied under the Option by the first monthly payment.

    d. Joint and Survivor Life Annuity--This is an annuity that provides monthly payments during the joint lifetime of the Annuitant and one other person, called the Joint Annuitant, and thereafter during the lifetime of the survivor with no monthly payments or other benefits payable after the death of the survivor. It would be possible under this Option for only one annuity payment to be made if the Annuitant and Joint Annuitant died before the due date of the second annuity payment, two if they died before the third annuity payment, etc.

    OPTION 3--Interest--This Option is only available under a fixed dollar annuity. (See the third succeeding paragraph below.)

    OPTION 4--Payments of a Specified Dollar Amount--This is an annuity payable in equal annual, semi-annual, quarterly, or monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The designated amount may not be less than $100 per year from any Sub-Account per $1,000 of the amount applied under the Option. To determine the remaining balance payable at the end of any valuation period, such balance at the end of the previous valuation period is decreased by the amount of any installment paid during the valuation period and the result multiplied by the net investment factor for the valuation period. If the remaining balance is less than the amount of one installment, such balance will be paid and will be the final payment under the Option.

    Variable annuity payments payable to a Beneficiary under Options 1, 2b, 2c, or 4 may, upon proper election, be commuted and paid in one sum (SEE "Payment on or after Death of Annuitant").

    In lieu of variable payments, an election may be made to apply a portion, or all, of the proceeds of the Contract to purchase a fixed dollar annuity. Fixed dollar annuities are not described in this Prospectus. Information concerning a fixed dollar annuity can be obtained from the Company or any of its sales representatives. Once a fixed dollar annuity is elected, it can not be converted to a variable annuity.

    In lieu of the above options, an election may be made to have the proceeds of the Contract placed on deposit with the Company in its General Account, and a sum will be paid annually, semi-annually, quarterly, or monthly, as selected, which shall be equal to the fixed interest rate for the period multiplied by the amount remaining on deposit. Proceeds on deposit may be withdrawn or applied at any time under one of the Settlement Options as a Fixed Annuity only.

    At any time while Option 1 or Option 4 is in effect the person having made such election may elect to change payments under that option to payments under Option 2 or to redeem all or part of the value of the Contract. The number of Annuity Units added or subtracted because of any such change or redemption will be determined in accordance with the annuity unit value for the date on which the change or redemption is effected. (SEE "Annuity Unit Values" and "Redemptions").

    Under Qualified Contracts Options 1 and 4, Option 2b with 240 monthly payments certain, and any other option that would impair the Qualified tax status of the Contract may not be available.

    If the Alpha contract is annuitized and then surrendered within 6 years, the contingent deferred sales charge would still apply, and if the Alphaflex is annuitized and then surrendered within 8 years, the contingent deferred sales charge would still apply.


    ANNUITY PURCHASE RATES. The Contracts contain a schedule of annuity rates based upon an assumed investment return of 3 1/2% for each of Option 1 and Option 2. The annuity rates show how much the first monthly variable annuity payment will be for each $1,000 applied to effect the annuity. Except as noted below, the rates vary with the form of annuity, the date of birth and sex of the Annuitant and the Joint Annuitant, if any, and the date on which the annuity is effected.



    Subject to consent of the Company and applicable state law, annuity rates based upon an assumed investment return of 5% may also be available.


    The annuity rates for the Contracts are based on, among other things, an annual interest rate, referred to as the assumed investment return. The assumed investment return selected affects both the amount of the first annuity payment and the pattern of subsequent payments. If the actual investment return should exceed the assumed investment return, the variable annuity payments would increase and, conversely, if the actual investment return should be less than the assumed investment return the payments would decrease. The selection of a higher assumed investment return would produce a higher initial payment but more slowly rising subsequent payments (or more rapidly falling subsequent payments) than the selection of a lower assumed investment return.

    The United States Supreme Court has ruled that under certain employer-sponsored employee benefit plans, annuity options may not be based on sex-distinct actuarial tables. All Qualified Contracts described in this Prospectus other than those issued to fund Individual Retirement Accounts or Annuities, which are not employer-sponsored annuity benefits, will be based on the unisex annuity rates set forth in the amendments to the Contracts after approval of the Company's unisex annuity rates by the insurance department of the state in which the Contract is sold.

    ANNUITY UNIT VALUES. The value of an Annuity Unit was set at $10.00 on December 1, 1994 for each Sub-Account. On each valuation date thereafter the annuity unit value is redetermined by multiplying (i) the annuity unit value determined at the end of the immediately preceding valuation period, times (ii) the net investment factor for the applicable Sub-Account for the current valuation period, times (iii) a factor to adjust for the assumed investment return described under "Annuity Purchase Rates" above.

    NUMBER OF ANNUITY UNITS. To determine the number of Annuity Units for each Sub-Account, the number of Accumulation Units credited to the Sub-Account on the annuitization date is multiplied by the applicable accumulation unit value for a valuation period preceding the Annuity Date by not more than 10 days. The amount so determined, reduced by any applicable contingent deferred sales charge and premium tax, is multiplied by the appropriate Settlement Option factor, as shown in the Contract, and the result divided by 1,000. The resulting amount is divided by the applicable annuity unit value for a valuation period preceding the Annuity Date by not more than 10 days to determine the number of annuity units for each Sub-Account to be credited to the Contract (except under Option 4; SEE "Option 4"). The number of Annuity Units so computed will remain fixed and is used to compute each annuity payment.

    TIME OF PAYMENT.  The first annuity payment is made on the Annuity Date .

    AMOUNT OF PAYMENT. The amount of each annuity payment is the sum of payments of each Sub-Account determined by multiplying the number of Annuity Units credited to the Contract, as computed above, by the annuity unit value for a valuation period preceding the due date of the payment by not more than 10 days (except under Option 4, where the Contract Value is applied to provide annuity payments as specified under that option; SEE "Option 4").

                     PAYMENT ON OR AFTER DEATH OF ANNUITANT

    Upon receipt at the Home Office of due proof that the death of the Annuitant has occurred before the Annuity Date and while the Contract was in force and before the Annuitant's seventy-fifth birthday, the Company will pay to a designated Beneficiary the greatest of: (i) the purchase payments made (less partial withdrawals and any surrender and partial withdrawal transaction charges taken); (ii) the Accumulation Value at the end of the valuation period during which due proof of death is received; and (iii) the step-up benefit plus purchase payments made, less partial withdrawals and any contingent deferred sales charge and partial withdrawal transaction charges taken since the last step-up anniversary. The step-up death benefit at issue is the initial purchase payment. At each step-up anniversary, the current Accumulation Value is compared to the prior determination of the step-up death benefit, increased by purchase payments made and reduced by partial withdrawals and any contingent deferred sales charge and partial withdrawal transaction charges taken since that anniversary. The greater of these becomes the new step-up death benefit. The step-up anniversaries are (i) with respect to the Alpha, the Contract date and every sixth Contract anniversary thereafter (I.E., sixth, twelfth, eighteenth, etc., Contract anniversaries), and (ii) with respect to the AlphaFLEX, the Contract date and every eighth Contract anniversary thereafter (I.E., eighth, sixteenth, twenty-fourth, etc., Contract anniversaries) (except in Texas, where the step-up anniversaries are the Contract date and every sixth year thereafter). The death benefit for attained age 75 will be the Accumulation Value.

    Before the Annuity Date, the Beneficiary may elect, if the Owner shall not have done so, either to receive such value in one sum or to apply it under any of the Settlement Options contained in the Contracts. If the value is applied under the Settlement Options, any reference in the description of the options to "Annuitant" will be construed to mean "Beneficiary. " If the Beneficiary of a Contract is the Owner's spouse, then upon the Owner's death the Contract may be continued without any of the following restrictions on distribution.

    After the Annuity Date, no payments on death are made except as may be provided by the form of annuity in effect. In such cases the Owner may, prior to the Annuitant's death, elect that any variable annuity payments to which the Beneficiary may become entitled will be commuted and paid in one sum; or in absence of such election and unless the Owner is then living, a Beneficiary who becomes entitled to variable annuity payments may elect that the remainder of such payments be commuted and paid in one sum. Any such commutation will be equal to the value, in a single sum, of the remaining variable annuity payments, discounted from their respective due dates to the date of determination of the single sum commuted at the Company's current commute rate, assuming that the annuity unit value applicable to the payments on the date of termination will remain unchanged thereafter.

    With respect to the Contracts (other than Individual Retirement Annuities and those issued in connection with Individual Retirement Accounts and corporate pension plans), if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, the remaining value must be distributed at least as rapidly as the method of distribution in effect.

                       THE DISTRIBUTION OF THE CONTRACTS

    The Contracts are sold primarily by individuals who are associated persons of Jefferson-Pilot Investor Services, Inc. ("Investor Services"), a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD").


    Investor Services is organized under the laws of North Carolina and is a wholly-owned subsidiary of Jefferson-Pilot Corporation. Contracts may be sold through other broker-dealers registered under the Exchange Act and who are members of NASD and whose representatives are authorized by applicable law to sell variable annuities. Such other broker-dealers will be allowed a maximum commission of (i) with respect to the Alpha, 7% of purchase payments on such Contract, and (ii) with respect to the AlphaFLEX, 5% of purchase payments on such Contract.


                                 VOTING RIGHTS

    The Company, as the sponsor of the Separate Account, shall vote Fund shares held in the Separate Account at regular and special meetings of shareholders of the Funds, but will follow voting instructions received from the person having the right to give such instruction.

    The number of Fund shares for which a person has the right to give instructions will be determined as of a date to be chosen by the Company not more than 90 days prior to any meeting, and voting instructions will be solicited by written communication at least ten days prior to such meeting.

    Except as specified below, the Owner has the right to instruct the voting of Fund shares prior to the Annuity Date. Under Contracts issued in connection with plans qualified under Section 403(b) or 408 of the Code or in connection with HR-10 Plans, the Annuitant has the right to instruct the voting of shares prior to the Annuity Date. Under Contracts issued in connection with plans qualified under either Section 401 or 403(a) of the Code, other than HR 10 Plans, the Owner has the right to instruct the voting of shares prior to the Annuity Date, except that the Annuitant is entitled to instruct with respect to votes attributable to his purchase payments (if any) and, to the extent authorized by the terms of the plan, with respect to any additional votes under the Contract.

    The number of shares attributable to a Contract prior to the Annuity Date is determined by dividing the value of the Accumulation Value for such Contract by the net asset value of one share of the respective Funds. The number of shares attributable to a Contract on and after the Annuity Date is determined by dividing the reserve (which generally will decrease) held by the Company in the Separate Account for such Contract by the net asset value of one share.

    All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be mailed to each person having such voting instruction rights. Neither the Funds nor the Company is under a duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares. Shares for which no instructions are received, including shares owned by the Company, will be voted in the same proportion as the shares for which instructions are received from persons entitled to give such instructions by reason of all contracts participating in the Separate Account.

                               FEDERAL TAX STATUS

    It should be recognized that the rules governing the tax treatment of annuity contracts are very complex, and cannot be easily summarized. The following discussion is not intended to be exhaustive, and it does not cover numerous special rules for annuities issued or contributions paid in past years if such annuities are exchanged for the Contract. A qualified tax adviser should be consulted for complete information.

    FEDERAL TAX STATUS OF THE SEPARATE ACCOUNT. The Company is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of the Company and are not taxed separately, although the operations of the Separate Account are treated separately for accounting and financial statement purposes and must be considered separately in computing the Company's tax liability. Currently, no taxes are payable by the Separate Account on the investment income and capital gains of the Separate Account. The Company reserves the right to deduct a charge from Separate Account assets if such tax treatment should change.


    FEDERAL TAX STATUS OF QUALIFIED CONTRACTS. The comments in this section apply only to Contracts described in this Prospectus which are Qualified Contracts, as defined herein. The rules governing the eligibility to participate, limitations on permissible contributions, and the treatment of distributions from Qualified Contracts are extremely complex. Purchasers of Qualified Contracts should seek competent tax advice on the tax rules governing their eligibility to participate, the limitations on contributions, and the treatment of distributions.



    If this Contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. Briefly, these restrictions are as follows:
Unless the purchaser reaches age 59 1/2 , separates from service, dies, or becomes disabled, the purchaser may not surrender amounts attributable to salary reduction contributions made or income earned, except in the case of hardship. Hardship withdrawals will not include income earned, and are subject to tax penalties and contingent deferred sales charges.



    Although plans under Section 457 of the Code are not treated as "qualified" plans for certain purposes, they do receive favorable treatment for purposes most relevant to this Prospectus, in that

Contracts issued to Section 457 Plans need not comply with the investment diversification rules of Code Section 817(h), and the Contracts issued to such plans are treated as Qualified Contracts.


    Benefits received from a Qualified Contract will often be paid from contributions that have never been included in the gross income of the participant. Benefits received from such a plan will be taxable as ordinary income whether received upon surrender, withdrawal, or death or disability of the Annuitant. If the participant made contributions to the Qualified Contract with funds that have previously been included in gross income, special rules provide for the return of the contributions over the period that payments are received. Under certain circumstances, a ten percent (10%) penalty tax may be imposed on distributions. The rules governing the imposition of this penalty are discussed in a later part of this section.


    The Code requires that Federal income taxes be withheld, at a twenty percent (20%) rate, from any "eligible rollover distribution" which is not transferred directly to another qualified plan. All qualified plans are required to notify participants of the IRS rules before an "eligible rollover distribution" is made. The Separate Account has adopted procedures that will enable it to make or receive trustee to trustee transfers, which will exempt eligible distributions from the withholding requirements. Purchasers should also be aware that the Code generally requires that certain minimum distributions from Qualified Contracts be made following the date when the purchaser reaches age 70 1/2, or following the death of the purchaser (a special rule applies for surviving spouses). The minimum distribution rules generally require that the purchaser of a Qualified Contract receive distributions over his or life expectancy, or the joint life expectancy of the purchaser and his or her spouse.


    FEDERAL TAX STATUS OF NON-QUALIFIED CONTRACTS. The comments in this section apply only to Non-Qualified Contracts described in this Prospectus which are not Qualified Contracts. The Federal income tax treatment of the Owner, Annuitant, or Beneficiary of a variable annuity contract is determined under the rules of
Section 72 of the Code. Under the existing provisions of the Code, an increase in the Accumulation Value is not taxable to an individual Owner until received by him, either as a cash redemption or as annuity payments. Under the rules explained below, any taxable gain on payments or redemption from the Contract are taxable as ordinary income. No payments by the Company under the Contracts are eligible for capital gains treatment.

    The Contracts will be taxed as an annuity as long as the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder are complied with. The Company intends to comply with such requirements.

    In applying the rules explained below, an individual's investment in the Contract is equal to the sum of the purchase payments made by the individual on the Contract, reduced by that portion of any previous partial redemption(s) that were not treated as taxable income.

    The Federal income taxation of distributions or payments from annuity contracts may vary depending upon the type of distribution received. If the distributions are received as a series of substantially equal payments, the gain on the Contract is spread out over the payment period. Under the "exclusion ratio" of Section 72 of the Code, a portion of each payment is excluded from income as a return of the investment in the Contract. The portion of each payment to be excluded is determined by dividing the investment in the Contract by the expected return in the case of fixed payments, and by the payment period in the case of variable payments. The total excludable amount is limited to the individual's investment in the Contract. Once the individual's investment in the Contract is returned under the exclusion ratio, all subsequent payments will be included in income. If payments end by reason of the death of the Annuitant before the investment in the Contract has been returned under the exclusion ratio, the amount of the unrecovered investment in the Contract is a deduction on the Annuitant's tax return for the last taxable year. In the event of a complete redemption prior to the Annuity Date, any gain on the termination of the Contract will be taxed as ordinary income, and the Owner may be subject to the ten percent (10%) penalty tax provisions of the Code. The rules governing the imposition of this penalty are explained in a later paragraph of this section.

    If amounts are received from partial redemption of the Contract prior to the annuity starting date, any partial redemption will be taxable to the Owner to the extent that the Contract's value at the time of the redemption exceeds the Owner's investment in the Contract, and the Owner may be subject to the ten percent (10%) penalty provisions of the Code. The rules governing the imposition of this penalty are explained in a later section.

    If the Owner dies on or after the Annuity Date, the remaining portion of the Contract's value must be distributed at least as rapidly as under the method of distribution in effect at the Owner's death. If the Owner dies prior to the Annuity Date, the entire Contract Value must (a) be distributed within five years of the Owner's death, or (b) be distributed as annuity payments that do not extend beyond the life or life expectancy of the Owner's beneficiary and that begin within one year of the Owner's death. If the Owner's spouse is the Beneficiary, the Contract may be continued in the name of the spouse as the Owner.

    The Code contains a special rule for non-qualified annuity contracts not owned by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans.

    In determining the amount of taxable income in a distribution from an annuity contract, all annuity contracts issued by the Company to an individual during any calendar year are treated as a single contract.


    FEDERAL TAX PENALTIES AND WITHHOLDING. A ten percent (10%) penalty tax may be imposed on certain partial or complete redemptions of a Contract. The ten percent (10%) penalty tax will not be imposed in certain instances, including those in which the redemption amount is received after the Annuitant reaches age 59 1/2, if the redemption amount is one of a series of substantially equal periodic payments made over the Annuitant's life, is received following the death of the Owner, or is attributable to the Owner's becoming disabled. For distributions from Qualified Contracts, the penalty does not apply for the reasons stated above or if the employee has separated from service after attaining age 55.


    Under a Qualified or Non-Qualified Contract the Company is required to withhold Federal income taxes from any income payments to the Owner unless the Owner elects, for any reason, to have no withholding made from the payments. This withholding requirement also applies to Qualified Contracts, discussed above. The Owner can change his election at any time by written notice to the Home Office.

                                 LEGAL MATTERS

    Legal matters with respect to the organization of the Company, its authority to issue annuity contracts and the validity of the Contract, have been passed upon by its General Counsel, John D. Hopkins.

                             SPECIAL CONSIDERATIONS

    The Company reserves the right to amend the Contract to meet the requirements of any applicable Federal or state laws or regulations. The Company will notify the Owner in writing of any such amendments.

    RESTRICTIONS UPON TRANSFER OF OWNERSHIP AND ASSIGNMENT. An Owner's rights under a Contract may be assigned as provided by applicable law. An assignment will not be binding upon the Company until it receives a written copy of the assignment. The Owner is solely responsible for the validity or effect of any assignment. The Owner, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

    Ownership of a Contract issued to qualify under Section 403(b) or 408 of the Code or the Self-Employed Individuals' Tax Retirement Act of 1962 ("HR-10 Plan") may not be transferred, assigned or pledged except, with respect to a Contract qualifying under 403(b) or an HR-10 Plan, the Contract may be assigned to the Company.

                             AVAILABLE INFORMATION

    The Company has filed a registration statement (the "Registration Statement") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement, and reference is hereby made to such Registration Statement for further information relating to the Company and the Contracts. The Registration Statement may be inspected and copied, and copies can be obtained at prescribed rates from the Commission.

                                STATE REGULATION

    The Company is subject to the laws of the State of North Carolina governing insurance companies and to regulation by the North Carolina Commissioner of Insurance. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners at least once in every five years. North Carolina law also prescribes permissible investments, but does not involve supervision of the investment management or policy of the Company. The last such examination was conducted for the five year period ended December 31, 1992.

                                    EXPERTS


    The financial statements of Jefferson-Pilot Separate Account A and Jefferson- Pilot Life Insurance Company at December 31, 1996, and for the year then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



    The financial statements of Jefferson-Pilot Separate Account A and Jefferson- Pilot Life Insurance Company as of December 31, 1995, and for each of the years in the two-year period ended December 31, 1995 have been included herein in reliance upon the report of McGladrey & Pullen, LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

    Financial statements for the Company and the Separate Account may be found in the Statement of Additional Information. Owners should direct their questions concerning their Contracts to Jefferson-Pilot Investor Services, Inc., Post Office Box 22086, Greensboro, North Carolina 27420.

                               TABLE OF CONTENTS

                      STATEMENT OF ADDITIONAL INFORMATION


                                                                                                              PAGE
                                                                                                            ---------
DISTRIBUTION OF THE CONTRACTS.............................................................................     B-2
DETERMINATION OF ANNUITY PAYMENTS.........................................................................     B-2
  Amount of Annuity Payments..............................................................................     B-2
  Annuity Unit Value......................................................................................     B-3
  Illustrations of Variable Annuity Payments..............................................................     B-3
STANDARDIZED COMPUTATION OF PERFORMANCE...................................................................     B-4
  Performance Information: Yields.........................................................................     B-5
  Performance Information: Total Returns..................................................................     B-6
TAX COMPARISON............................................................................................     B-6
VALUATION OF ASSETS OF THE ACCOUNT........................................................................     B-6
TRANSFERABILITY RESTRICTIONS..............................................................................     B-7
CONTINGENT DEFERRED SALES CHARGE..........................................................................     B-7
PARTICIPATION AGREEMENTS..................................................................................     B-7
GENERAL INFORMATION.......................................................................................     B-8
TAX SUMMARY...............................................................................................     B-8
  Transfers Between Non-Qualified Annuities...............................................................     B-8
  Tax Sheltered Annuity Arrangements (TSAS)...............................................................     B-9
  Tax Qualified Retirement Plans (Qualified Plans): Contributions.........................................     B-9
  Individual Retirement Annuities (IRAs)..................................................................     B-9
  Simple IRA..............................................................................................    B-11
  Public and Non-Profit Organization Employee Deferred Compensation Plans (EDC Plans).....................    B-11
  Penalties for Excess Contributions and Excess Deferrals.................................................    B-11
  Distributions From Qualified Annuities..................................................................    B-11
  Income Tax Withholding..................................................................................    B-12
  Financial Statements....................................................................................    B-13

STATEMENT OF ADDITIONAL INFORMATION
ALPHA AND ALPHAFLEX
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
(for Tax-Qualified and Non-Qualified Plans)

JEFFERSON-PILOT SEPARATE ACCOUNT A
(the "Separate Account"), a separate account of Jefferson-Pilot Life Insurance Company


--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from Jefferson-Pilot Investor Services, Inc., Post Office Box 22086, Greensboro, North Carolina 27420, telephone number 1-800-458-4498.

--------------------------------------------------------------------------------

The Date of the Prospectus to which this Statement of Additional Information Relates is May 1, 1997.



The Date of this Statement of Additional Information is May 1, 1997.



TABLE OF CONTENTS                                                    PAGE

Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . .B-2
Determination of Annuity Payments. . . . . . . . . . . . . . . . . . .B-2
Standardized Computation of Performance. . . . . . . . . . . . . . . .B-4
Tax Comparison. . . . . . . . . . . . . . . . . . . . . . . . . . . . B-6
Valuation of Assets of the Account. . . . . . . . . . . . . . . . . . B-6
Transferability Restrictions . . . . . . . . . . . . . . . . . . . . .B-7
Contingent Deferred Sales Charge . . . . . . . . . . . . . . . . . . .B-7
Participation Agreements . . . . . . . . . . . . . . . . . . . . . . .B-7
General Information. . . . . . . . . . . . . . . . . . . . . . . . . .B-8
Tax Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . B-13

DISTRIBUTION OF THE CONTRACTS

The Contracts are offered on a continuous basis primarily through individuals who are registered representatives of Jefferson-Pilot Investor Services, Inc. ("Investor Services"), a wholly-owned subsidiary of Jefferson-Pilot Corporation, a publicly-owned insurance holding company. Jefferson-Pilot Life Insurance Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation. Effective after the close of business on December 31, 1986 and simultaneously with the merger of Jefferson Standard Life Insurance Company into Pilot Life Insurance Company, the Company's name changed to Jefferson-Pilot Life Insurance Company, and Jefferson Standard Separate Account A merged into Pilot Separate Account A, which simultaneously changed its name to Jefferson-Pilot Separate Account A.


Investor Services may be considered the underwriter of the Contracts for purposes of the federal securities laws. The Contracts were first offered January 13, 1995. Investor Services administers the Contracts. For fiscal year 1996, Investor Services received a concession allowance of $2,594,823 for expenses relative to the sales and administration of the Contracts.


DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts:
"Deductions under the Contracts,"; "Sub-Accounts of the Separate Account and Available Funds,"; "The Accumulation Period,"; and "The Annuity Period". This discussion assumes there is no contingent deferred sales charge or premium tax payable.

AMOUNT OF ANNUITY PAYMENTS. The amount of the first annuity payment under a Contract will be determined on the basis of the particular payment plan selected, the annuity purchase rate and, where permitted for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Sub-Account determined by applying the appropriate annuity purchase rate to the product of the number of Accumulation Units in the Sub-account on the annuity date and the accumulation unit value for the Sub-Account for a valuation period preceding the annuity date by not more than 10 days. Annuity rates currently in use are based on the 1983 'a' table with age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. A Contract will not share in the divisible surplus of the Company.

The number of Annuity Units in each Sub-Account is determined by dividing the amount of the first annuity payment from the Sub-Account by the value of an Annuity Unit at the last valuation period preceding the annuity date by not more than 10 days. The number of Annuity Units thus credited to the Annuitant in each Sub-Account remains constant throughout the annuity period. However, the value of Annuity Units in each division will fluctuate with the investment experience of the Sub-Account.

The amount of each variable annuity payment after the first is the sum of payments from each Sub-Account determined by multiplying this fixed number of Annuity Units each payment date by the value of an Annuity Unit for a valuation period preceding the due date of the payment by not more than ten days.

ANNUITY UNIT VALUE. The value of an Annuity Unit for each Sub-Account was established at $10 as of the date sales of the Contracts commenced for that Sub-Account. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Sub-Account, the assumed investment rate on which the annuity rate tables are based, and the deduction for mortality and expense risks assumed by the Company and the administrative expense fee.

The annuity unit value for each Sub-Account on any valuation date is determined by multiplying the annuity unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Sub-Account; and (b) an adjustment factor to neutralize the assumed investment rate used in calculating the annuity rate tables.


ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS. To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 63, who has elected a life annuity payment plan with a certain period of 120 months with an assumed investment rate of 3 1/2%. (Option 2b, as described in the prospectus).


     (1)  Assumed number of Accumulation Units in a
          Sub-Account on maturity date . . . . . . . . . . . . . 25,000

     (2)  Assumed Value on an Accumulation Unit in a
          Sub-Account at maturity. . . . . . . . . . . . . . . . $10.00

     (3)  Cash value of Contract at maturity,
          (1) x (2)  . . . . . . . . . . . . . . . . . . . . . $250,000

     (4)  Assumed applicable monthly payment rate
          per $1,000 from annuity-rate table . . . . . . . . . . $5.80

     (5)  Amount of first payment from a Sub-Account,
          (3) x (4) divided by $1,000. . . . . . . . . . . . . . $1,450

     (6)  Assumed value of Annuity Unit in a
          Sub-Account at maturity. . . . . . . . . . . . . . . . $10.00

     (7)  Number of Annuity Units credited in a
          Sub-Account, (5) divided by (6). . . . . . . . . . . . . .145

The $10.00 value at maturity provides a first payment from the Sub-Account of $1450, and payments thereafter of the varying dollar value of 145 Annuity Units. The amount of subsequent payments from the Sub-Account is determined by multiplying 145 units by the value of an Annuity Unit in the Sub-Account on the applicable valuation date. For example, if that unit value is $11.00, the monthly payment from the Sub-Account will be 145 multiplied by $11.00, or $1595.00.


However, the value of the Annuity Unit depends entirely on the investment experience of the Sub-Account. Thus in the example above, if the net investment rate for the following month was less than the assumed investment rate of 3 1/2%, the Annuity Unit would decline in value. If the annuity unit value declined to $9.00, the succeeding monthly payment would then be 145 x $9.00, or $1305.


For the sake of simplicity, the foregoing example assumes that all of the Annuity Units are in one Sub-Account. If there are Annuity Units in two or more Sub-Accounts, the annuity payment from each Sub-Account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-Accounts.

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index (S&P
500), Dow Jones Industrial Average (DJIA), Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (iii) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a certificate. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs, and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of variable annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

Performance Information.   YIELDS.  Some Sub-Accounts may advertise yields.
Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent deferred sales charge. Yields are annualized and stated as a percentage.

Current yield is calculated for the VIPF Money Market Portfolio Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield for Sub-Accounts assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return) + 1)365/7] - 1

Yield for Sub-Accounts is based on all investment income (including dividends and interest) per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

where a = net investment income earned during the period by the corresponding Fund portfolio, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Accumulation Units outstanding during the period, and d = the value (maximum offering price) per Accumulation Unit on the last day of the period.

TOTAL RETURNS. Standardized total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the annual contract charge, the administrative expense fee, and any other charges against certificate values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge since the Contracts are intended as long-term products. These quotations all referred to as Non-Standardized total returns.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

The following table shows the Standardized Average Annual Total Return for the Alpha Variable Annuity subaccounts for the period ended December 31, 1996.



                                                           Annualized             Cumulative
                                            1996       12/1/94 - 12/31/96*    12/1/94 - 12/31/96*
                                            ----       -------------------    -------------------

Oppenheimer Growth Portfolio **             6.45            17.7                   40.44
Oppenheimer Bond Portfolio **               -7.42           3.42                   7.26
VIPF Money Market Portfolio                 -5.59           -2.08                  -4.28
VIPF High Income Portfolio                  2.40            8.96                   19.56
VIPF Equity-Income Portfolio                2.63            15.97                  35.73
VIPF Growth Portfolio                       3.02            17.88                  40.88
VIPF Overseas Portfolio                     1.64            2.95                   6.24
VIPF-II Asset Manager Portfolio             2.93            6.13                   13.2


                                                           Annualized             Cumulative
                                                      5/1/96 - 12/31/96*     5/1/96 - 12/31/96*
                                                       -------------------    -------------------

VIPF-II Index 500 Portfolio                                 5.39                   3.56
VIPF-II Contrafund Portfolio                                2.22                   4.48
AHVIT Growth                                                -7.96                  -5.38
AHVIT Emerging Growth                                       -19.19                 -13.24
MFS Research Series                                         -0.25                  -0.16
MFS Utilities Series                                        8.78                   5.77
Alger American SmallCap Portfolio                           -24.25                 -16.90
Alger American Midcap Growth Portfolio                      -16.16                 -11.09


The Following table shows the Standardized Average Annual Total Return for the
AlphaFLEX Variable Annuity subaccounts for the period ended December 31, 1996.


                                                            Annualized             Cumulative
                                            1996       12/1/94 - 12/31/96*    12/1/94 - 12/31/96*
                                            ----       -------------------    -------------------

Oppenheimer Growth Portfolio **             4.19            17.1                   38.95
Oppenheimer Bond Portfolio **               -9.39           2.89                   6.12
VIPF Money Market Portfolio                 -7.60           -2.58                  -5.29
VIPF High Income Portfolio                  0.22            8.44                   18.29
VIPF Equity-Income Portfolio                0.45            15.20                  34.29
VIPF Growth Portfolio                       0.83            17.28                  39.89
VIPF Oversea Portfolio                      -0.52           2.42                   5.11
VIPF-II Asset Manager Portfolio             0.74            5.59                   12.00


                                                           Annualized             Cumulative
                                                      5/1/96 - 12/31/96*     5/1/96 - 12/31/96*
                                                       -------------------    -------------------

VIPF-II Index 500 Portfolio                                 2.04                   1.36
VIPF-II Contrafund Portfolio                                -1.02                  -0.68
AHVIT Growth                                                -10.89                 -7.40
AHVIT Emerging Growth                                       -21.76                 -15.09
MFS Research Series                                         -3.41                  -2.29
MFS Utilities Series                                        5.33                   3.52
Alger American SmallCap Portfolio                           -26.66                 -18.67
Alger American Midcap Growth Portfolio                      -18.82                 -12.98


The following table shows the Non-Standardized Average Annual Total Return for the
Alpha/AlphaFLEX Variable Annuity subaccounts for the period ending December 31, 1996.

                                                          Annualized               Cumulative
                                            1996       12/1/94 - 12/31/96*    12/1/94 - 12/31/96*
                                            ----       -------------------    -------------------

Oppenheimer Growth Portfolio **             16.75           24.13                  56.87
Oppenheimer Bond Portfolio **               1.99            9.61                   21.06
VIPF Money Market Portfolio                 3.94            4.17                   8.89
VIPF High Income Portfolio                  12.43           15.32                  34.57
VIPF Equity-Income Portfolio                12.68           22.15                  51.72
VIPF Growth Portfolio                       13.09           24.16                  56.95
VIPF Overseas Portfolio                     11.63           9.34                   20.45
VIPF-II Asset Manager Portfolio             13.00           12.48                  27.77


                                                          Annualized               Cumulative
                                                      5/1/96 - 12/31/96*     5/1/96 - 12/31/96*
                                                       -------------------    -------------------

VIPF-II Index 500 Portfolio                                 21.19                  13.67
VIPF-II Contrafund Portfolio                                17.66                  11.47
AHVIT Growth                                                6.30                   4.16
AHVIT Emerging Growth                                       -6.24                  -4.20
MFS Research Series                                         14.91                  9.71
MFS Utilities Series                                        24.97                  16.02
Alger American SmallCap Portfolio                           -11.90                 -8.10
Alger American Midcap Growth Portfolio                      -2.85                  -1.91


*   Since Availability of Funds within the contract.
**  Prior to 12/20/96 these funds were managed by Jefferson-Pilot Investment Management Company.


TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on a Sub-Account's investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a Contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Fund shares held in each Sub-Account at the time of each valuation is the redemption value of such shares at such time.

TRANSFERABILITY RESTRICTIONS

Ownership of a Contract purchased as a tax-deferred annuity pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than the Company. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

CONTINGENT DEFERRED SALES CHARGE

The charge is made as a percentage of the amount withdrawn. For example, if an Owner subject to a 6% contingent deferred sales charge wishes to net $100 on the partial redemption of a Contract, he must make a total withdrawal of $106.38, of which $6.38 will be deducted as a contingent deferred sales charge. An Owner need only indicate the net amount he wishes to net on a partial redemption, and the Company will determine the total or gross amount necessary to withdraw to net the desired amount.

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk charge may be utilized by the Company to meet such excess distribution expenses. The Company has represented in documents filed with the Securities and Exchange Commission that the mortality and expense risk charge is consistent with the risks assumed by the Company and is within the range of industry practice, based on its review of its requirements and industry practice. Moreover, the Company represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and Owners.

PARTICIPATION AGREEMENTS



Shares of the Funds are made available to the Separate Account under four substantially similar Participation Agreements ("Participation Agreements"). The Participation Agreements regarding the VIP Funds and the Alger American Funds are among the Alger American Fund or the Variable Insurance Products Funds and Variable Insurance Products Fund II, as applicable, the distributor of those funds (the "Distributor") and the Company. The Participation Agreements regarding the MFS Funds, the Oppenheimer Funds, and the AHVIT Funds are among the MFS Variable Insurance Trust, Oppenheimer Variable Account Funds or the Alexander Hamilton Variable Insurance Trust, as applicable, the adviser to the Trusts (the "Adviser") and the Company. If state or federal law precludes the sale of Fund shares to the Separate Account, or in certain other circumstances, sales of shares to the Separate Account may be suspended and/or the Participation Agreement may be as to the Funds. Also, the Participation Agreement with the Variable Insurance Products Fund and Variable Insurance Products Fund II may be terminated by any party thereto on one year's written notice, while the Participation Agreements regarding the MFS Funds, the Alger American Funds, the Oppenheimer Funds and the AHVIT Funds may be terminated by any party thereto on six month's, sixty day's, six month's, and six month's notice, respectively. Notwithstanding termination of the Participation Agreement, the Fund and the Distributor or Adviser, as applicable, are obligated to continue to make the Funds' shares available for Contracts outstanding on the date the Participation Agreement terminates, unless the Participation Agreement was terminated due to an irreconcilable conflict among contract owners of different separate accounts. If for any reason the shares of any Fund are no longer available for purchase by the Separate Account for outstanding Contracts, the parties to each Participation Agreement have agreed to cooperate to comply with the 1940 Act in arranging for the substitution of another funding medium as soon as reasonably practicable and without disruption of sales of shares to the Separate Account or any Sub-Account.


GENERAL INFORMATION


The financial statements of Jefferson-Pilot Separate Account A and Jefferson-Pilot Life Insurance Company at December 31, 1996, and for the year then ended, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The address of Ernst & Young, LLP is 300 North Greene Street, Suite 1950, Greensboro, North Carolina 27401.



The financial statements of Jefferson-Pilot Separate Account A and Jefferson-Pilot Life Insurance Company as of December 31, 1995, and for each of the years in the two-year period ended December 31, 1995 have been included herein in reliance upon the report of McGladrey & Pullen, LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


TAX SUMMARY

TRANSFERS BETWEEN NON-QUALIFIED ANNUITIES. Under Section 1035 of the Code an Owner may exchange one annuity contract for another annuity contract in a tax-free exchange. To avoid recognizing income on the surrender of the annuity contract, the Owner must absolutely assign the old contract to us.
We will surrender the contract and apply the proceeds to our certificate upon receipt.



TAX SHELTERED ANNUITY ARRANGEMENTS (TSAS). An employer may make contributions to a TSA, or alternatively, an employer may agree with its employee that, in return for employer contributions to a TSA, the employee will accept a reduction in salary or forego a salary increase. That agreement may be changed or revoked during the year with respect to any salary of the employee not yet payable to the employee.



The contributions that can be excluded from income in a tax year may not exceed the smaller of (i) the employee's exclusion allowance, or (ii) the overall limit the Code imposes on contributions to TSAs. The exclusion allowance is a calculation that takes into consideration the employee's includable compensation, number of years of service, and contributions in prior years. The Contract (accompanied by the appropriate TSA rider) is designed to qualify under the rules of Section 403(b) of the Code.



TAX-QUALIFIED RETIREMENT PLANS (QUALIFIED PLANS). CONTRIBUTIONS. The limit for contributions on behalf of each participant to a defined contribution plan is the lesser of (i) 25% of earned income or compensation, or (ii) $30,000. (The $30,000 limit will eventually be indexed, on a 1 to 4 basis, to the defined benefit plan limit once that limit exceeds $120,000. That limit is $120,000 in 1997, to be adjusted in subsequent years for inflation.) In the case of a profit sharing plan, the employer's deduction for contributions may not exceed 15% of all participants' compensation. Salary reduction contributions to a 401(k) program in 1997 are limited to $9,500, to be adjusted in subsequent years for cost-of-living increases. The employer may not consider compensation or earned income in excess of $150,000 in 1997, to be adjusted in subsequent years for cost of living increases, in calculating contributions to a qualified plan. Special rules apply when an employer maintains two or more different types of qualified plans.


Earned income for self-employed individuals is defined so as to exclude deductible contributions made to qualified plans. Thus, the 25% deductible limit is in effect a limit of 20% and the 15% deductible limit is a limit of 13% of earned income including plan contributions for such persons.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS). The Code permits deductible and non-deductible contributions to be made under a Contract that qualifies as an IRA. The Contract (accompanied by the appropriate IRA rider) is designed to qualify as an IRA. The Code also allows a tax-free transfer (rollover) of certain distributions from qualified plans and TSAs which are used to purchase an IRA.


If the Owner and the Owner's spouse are not currently covered by a retirement plan (including a Qualified Plan, TSA, or SEP-IRA), then each working spouse may make a deductible contribution of 100% of compensation up to $2,000 regardless of their adjusted gross income (AGI). If either the Owner or, if married, the Owner's spouse is covered by another retirement plan, the IRA deduction phases out between $25,000 and $35,000 of AGI for a single person and $40,000 and $50,000 of AGI for married persons filing jointly. If the Owner is married, filing separately and covered by a retirement plan, the IRA deduction phases out between $0 to $10,000 of AGI. In the case of spousal IRAs, an IRA certificate is issued for each spouse and the working spouse may contribute a total of $4,000 to both certificates (but no more than $2,000 to each certificate). For these purposes, a working spouse can make an election to be treated as having no compensation, thereby allowing the other working spouse to make a contribution to a spousal IRA.



If the Owner is not eligible to deduct part or all of the IRA contribution, he may still make nondeductible contributions. However, the deductible and nondeductible contributions combined cannot exceed the $2,000 limit (or the $4,000 spousal limit).


Deductible and non-deductible IRA contributions in excess of the lesser of (i) 100% of compensation or earned income, or (ii) $2,000 are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn.


No contributions are allowed for the tax year in which an individual becomes age 70 1/2 or any tax year after that year. A working spouse age 70 1/2 or over, however, can contribute 100% or compensation up to $2,000 to a spousal IRA until the year the non-working spouse reaches age 70 1/2.


An individual may elect for each IRA certificate or account to make a tax-free rollover once a year among individual retirement arrangements (including rollovers from individual retirement bonds purchased before 1983). An individual may also make a rollover contribution into an IRA with the proceeds from a TSA or qualified plan.


Distributions from an IRA must commence by April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2.
Distributions must generally be made over the life expectancy of the Owner (or the joint life expectancies of the Owner and his or her spouse). Special rules apply if the beneficiary is not the Owner's spouse. The amount required to be distributed each year under this rule is referred to as the minimum distribution amount.

An Owner who does not receive the minimum distribution amount will be subject to a 50% excise tax on the difference between the minimum distribution amount and the amount actually distributed.

An Owner can revoke a Contract issued as an IRA by following the directions in the cover of the prospectus. Because revocation may have adverse tax consequences, the Owner should consult with a tax expert. If the Contract is revoked, an Owner may contribute to a new IRA, provided that the eligibility requirements for IRA contributions are met at that time.


SIMPLE IRA. Starting in 1997, an employer can establish a Simple IRA for its employees. If the Employer adopts a Simple IRA using IRS Form 5304-SIMPLE, this Contract can be used in connection with the Simple IRA.



PUBLIC AND NON-PROFIT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS). Employees and independent contractors who perform services for a state (including any subdivision or agency of the state, and any tax-exempt rural electric cooperative) or a tax-exempt employer may under Section 457 of the Code exclude from federal gross income contributions made to a Contract by the employer under an EDC Plan.


Generally, the maximum amount of contributions that can be excluded from gross income under an EDC Plan in any tax year is 33 1/3% of the employee's includible compensation, up to $7,500. Includible compensation means earnings for services rendered to the employer which are includible in the employee's federal gross income, but excluding contributions of the employee under the EDC Plan, any TSA or 401(k) program for the taxable year. Any amount excluded from gross income of the employee under a TSA or 401(k) program reduces the contributions under the EDC Plan which can be excluded from the employee's gross income in a tax year. Distributions under an EDC Plan must commence no later than April 1 of the calendar year in which the Owner attains age 70 1/2, except that the Owners in government plans may further defer distribution until 60 days after the later of the close of the plan year in which the Owner attains (or would have attained) normal retirement age or separates from service.

PENALTIES FOR EXCESS CONTRIBUTIONS AND EXCESS DEFERRALS. In general, employer contributions to a qualified plan, TSA, SEP-IRA, or EDC Plan, which are greater than the amount currently deductible are subject to a 10% penalty tax, which is paid by the employer. A penalty tax of 6% applies to any salary deferral amount which exceeds the maximum permitted by the Code, and the excess amount (including earnings) is also taxable as ordinary income in the year of deferral.

DISTRIBUTIONS FROM QUALIFIED ANNUITIES. Distributions to a Owner in excess of $155,000 per year from all qualified plans (except EDC Plans) will generally be subject to a 15% excise tax in addition to the income tax due. In the case of distributions from a qualified annuity (other than an EDC Plan) prior to the annuity starting date, the Owner must recover his investment in the certificate based on a ratio of his investment to the total value of the Contract as of the date of the withdrawal.

INCOME TAX WITHHOLDING. An Owner receiving periodic payments which total $14,025 or more per year will generally be subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the Owner elects no withholding. When a Owner makes no withholding election whatsoever, withholding will be made as if the Owner is married and claiming three withholding exemptions.

An Owner receiving a non-periodic distribution (whether a total or partial distribution) will generally be subject to withholding at a flat 10% rate. In certain cases, if the distribution is a qualified total distribution (as defined in the Code), a special withholding table will apply. In both cases, the Owner will be permitted to elect not to have tax withheld.

All Owners receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections affecting such payments. Special withholding rules apply to United States citizens residing outside the United States.

Recently enacted mandatory withholding provisions apply to distributions made from qualified plans after December 31, 1992. Mandatory withholding of 20% will apply to any distribution eligible for a tax-free rollover if the distribution is not transferred directly to an IRA.

JEFFERSON-PILOT SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES

                                                                   DECEMBER 31
                                                                      1996
                                                                   -----------
ASSETS:
Securities of investment companies:

Oppenheimer Growth Fund at net asset value
(3,047,765.013 shares at $27.24 per share,
cost - $65,453,300)......................                        $  83,021,119

Oppenheimer Bond Fund at net asset value
(1,868,122.182 shares at $11.63 per share,
cost - $21,099,403).............................                    21,726,261

VIPF Money Market Portfolio at net asset value
(10,407,243.890 shares at $1.00 per share,
cost - $10,407,244)................................                 10,407,244

VIPF Growth Portfolio at net asset value
(541,204.577 shares at $31.14 per share,
cost - $15,528,271)....................                             16,853,110

VIPF Equity-Income Portfolio at net asset value
(952,862.984 shares at $21.03 per share,
cost - $17,784,822)..............................                   20,038,709

VIPF High Income Portfolio at net asset value
(284,694.487 shares at $12.52 per share,
cost - $3,310,755)........................                           3,564,375

VIPF Overseas Portfolio at net asset value
(99,062.346 shares at $18.84 per share,
cost - $1,715,091)..............................                     1,866,335

VIPF II Asset Manager Portfolio at net asset value
(369,961.842 shares at $16.93 per share,
cost - $5,667,205)..........................                         6,263,454

Alger American Small Capitalization Fund at net asset value
(33,319.202 shares at $40.91 per share,
cost - $1,350,756).................................                  1,363,089

Alger American MidCap Growth Fund at net asset value
(43,607.962 shares at $21.35 per share,
cost - $884,786)...........................                            931,030

VIPF II Contrafund Portfolio at net asset value
(51,015.120 shares at $16.56 per share,
cost - $773,944)...................                                    844,810

VIPF II Index 500 Portfolio at net asset value
(11,240.898 shares at $89.13 per share,
cost - $928,715)...............................                      1,001,901

AHVIT Emerging Growth Fund at net asset value
(63,651.407 shares at $10.18 per share,
cost - $649,771)............................                          647,971

MFS Research Series at net asset value
(87,666.564 shares at $13.13 per share,
cost - $1,110,952)..................                                1,151,062

MFS Utilities Series at net asset value
(20,698.091 shares at $13.66 per share,
cost - $280,876)..............................                        282,736

AHVIT Growth Fund at net asset value
(88,850.783 shares at $11.76 per share,
cost - $1,052,303)...........................                       1,044,885
                                                                --------------
Total Assets                                                   $  171,008,091
                                                                --------------
                                                                --------------
SEE NOTES TO FINANCIAL STATEMENTS

JEFFERSON-PILOT SEPARATE ACCOUNT A
STATEMENT OF ASSETS AND LIABILITIES

                                                                  DECEMBER 31
                                                                      1996
                                                                  -----------
NET ASSETS:
Variable annuity contracts (Note 8):
Oppenheimer Growth Fund...........................              $  81,702,334
Oppenheimer Bond Fund..................................            21,289,942
VIPF Money Market Portfolio .................                      10,098,931
VIPF Growth Portfolio .................                            16,834,545
VIPF Equity-Income Portfolio.................                      20,015,277
VIPF High Income Portfolio.................                         3,560,041
VIPF Overseas Portfolio..................                           1,864,040
VIPF II Asset Manager Portfolio.................                    6,255,886
Alger American Small Capitalization Fund.......................     1,361,476
Alger American MidCap Growth Fund.............................        929,786
VIPF II Contrafund Portfolio........................................  843,840
VIPF II Index 500 Portfolio.......................................  1,001,251
AHVIT Emerging Growth Fund.......................................     647,131
MFS Research Series...............................................  1,149,760
MFS Utilities Series...........................................       282,022
AHVIT Growth Fund.......................................            1,043,880
Jefferson-Pilot Life Insurance Company - Sponsor:
Oppenheimer Growth Fund (3,847.208
accumulation units at $104.736142 per unit, 8,970.692
accumulation units at $100.489435 per unit and 916.936
accumulation units at $15.687352 per unit)..........................1,318,786
Oppenheimer Bond Fund (2,934.475
accumulation units at $41.427546 per unit, 7,799.141
accumulation units at $39.763392 per unit and 382.448
accumulation units at $12.105651 per unit)............................436,318
VIPF Money Market Portfolio (12,225.589 accumulation
units at $20.74535 per unit and 2,186.101 accumulation units
at $10.888553 per unit)...........................................    308,313
VIPF Growth Portfolio (1,182.829 accumulation units at
$15.695218 per unit)............................................       18,564
VIPF Equity-Income Portfolio (1,544.415 accumulation units at
$15.171936 per unit)..........................................         23,432
VIPF High Income Portfolio (322.073 accumulation units at
$13.457366 per unit)............................................        4,334
VIPF Overseas Portfolio (190.517 accumulation units at
$12.044844 per unit).............................................       2,295
VIPF II Asset Manager Portfolio (592.295 accumulation units at
$12.777286)........................................................     7,568
Alger American Small Capitalization Fund (175.422
accumulation units at $9.190108 per unit)..........................     1,612
Alger American MidCap Growth Fund (126.863
accumulation units at $9.808937 per unit)...........................    1,245
VIPF II Contrafund Portfolio (87.035 accumulation units
at $11.145245 per unit)........................................           970
VIPF II Index 500 Portfolio (57.217 accumulation units
at $11.367158 per unit).....................................              650
AHVIT Emerging Growth Fund (87.668 accumulation
units at $9.579577 per unit).......................................       840


JEFFERSON-PILOT SEPARATE ACCOUNT A

MFS Research Series (118.713 accumulation
units at $10.970831 per unit)..............................             1,302
MFS Utilities Series (61.529 accumulation units
at $11.602401 per unit)....................................               714
AHVIT Growth Fund (96.546 accumulation units
at $10.415742 per unit)....................................             1,006
                                                                --------------
Total Net Assets                                               $  171,008,091
                                                                --------------
SEE NOTES TO FINANCIAL STATEMENTS

JEFFERSON-PILOT SEPARATE ACCOUNT A
STATEMENT OF OPERATIONS
                                                             Year Ended
                                                             December 31

                                                                1996
                                                             -----------
Investment Income:
   Dividend income..........................               $  4,599,525
   Capital gain distribution from investment
     companies.......................                        12,605,954
                                                             -----------
                                                             17,205,479

Expenses:
   Mortality and expense risk charge                         (1,678,375)
   Administrative charges                                       (62,922)
                                                             -----------

Net investment income                                        15,464,182

Realized and Unrealized Gain
on Investments:
Net realized gain on investments.....                            75,016

Net unrealized appreciation
of investments..............................                  1,849,583
                                                             -----------

Net gain on investments.....................                  1,924,599
                                                             -----------

Net increase in net assets resulting
from operations.......................................    $  17,388,781
                                                             -----------
                                                             -----------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR ENDED DECEMBER 31
                                                                 1996           1995
                                                          --------------    --------------
Net assets at beginning of period...........              $  119,255,627    $  86,817,239
Net increase in net assets resulting
from operations.............................                  17,388,781       24,191,509
Net contract purchase payments..............                  49,960,458       32,162,039
Administrative charges......................                           -          (50,191)
Benefits paid...............................                (13,977,989)      (20,516,600)
Net transfer of reserves to sponsor.........                   (618,786)         (466,558)
Transfer to sponsor.........................                 (1,000,000)       (2,881,811)
                                                          --------------    --------------

Net assets at end of period.................              $  171,008,091   $  119,255,627
                                                          --------------    --------------
                                                          --------------    --------------

SEE NOTES TO FINANCIAL STATEMENTS

JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1.  HISTORY

Jefferson-Pilot Separate Account A ("Account") was established by resolution of the Board of Directors of Jefferson-Pilot Life Insurance Company ("Sponsor") on May 5, 1969. The Account has been registered as a unit investment trust under the Investment Company Act of 1940 to receive and invest payments made by purchasers of variable annuity contracts.

During 1996, eight new sub-accounts, each of which reflects the investment performance of a specific underlying mutual fund, were established in connection with the sale of new variable annuity products. Subject to certain limitations and restrictions, a variable annuity contractholder may elect to have net purchase payments credited to any of 16 sub-accounts. Prior to the commencement of annuity payments, a contractholder may elect to transfer accumulation units among sub-accounts, subject to certain minimum transfer amounts. After the commencement of annuity payments which do not involve life contingencies, contractholders may elect to transfer accumulation units among sub-accounts. Contractholders may also allocate purchase payments or transfer amounts into or out of the "Fixed Account", which is maintained in the general account of the sponsor. The sponsor guarantees that the fixed account accumulation value will accrue interest at an annual effective rate of 3.5%, although the sponsor may, at its sole discretion, credit interest in excess of the guaranteed rate. Fixed account accumulation values are not charged a mortality and expense fee or an administrative fee.
On December 19, 1996, the Sponsor exchanged the balance of Jefferson-Pilot Capital Appreciation Fund, Inc., consisting of 4,536,472.091 shares with a net asset value of $18.69 per share, receiving 3,101,997.690 shares of the Oppenheimer Growth Fund with a net asset value of $27.33 per share. The Sponsor also exchanged 2,056,342.676 shares of Jefferson-Pilot Investment Grade Bond Fund, Inc., having a net asset value of $10.93 per share, receiving 1,933,705.370 shares of the Oppenheimer Bond Fund, with a net asset value of $11.62 per share. The conversion ratios were based on the net asset values of the funds at the conversion date.

In accordance with the terms of the contracts, payments are invested in shares of Oppenheimer Growth Fund, Oppenheimer Bond Fund, VIPF Money Market Portfolio, VIPF Growth Portfolio, VIPF Equity-Income Portfolio, VIPF High Income Portfolio, VIPF Overseas Portfolio, VIPF II Asset Manager Portfolio, Alger American Small Capitalization Fund, Alger American MidCap Growth Fund, VIPF II Contrafund Portfolio, VIPF II Index 500 Portfolio, AHVIT Emerging Growth Fund, MFS Research Series, MFS Utilities Series and AHVIT Growth Fund at the net asset value of such shares on the date payments are received. The accumulation of net asset values at the date shares are acquired represents cost.

2.  SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

The investments in the shares of the sub-accounts are carried in the Statements of Assets and Liabilities at net asset value, which is market value at December 31, 1996. Investment transactions are accounted for on the date the order to buy or sell is executed (trade date).

DIVIDEND INCOME

Investment income consists of dividend income (both ordinary and capital gains) and is recognized on the ex-dividend date. All distributions received are reinvested in the respective sub-accounts. Realized investment gains and losses on investments are determined using the last-in-first-out method.

RECLASSIFICATIONS

The Account's policy is to reclassify certain amounts reported in prior year's financial statements when necessary for conformity with classifications adopted in the current year.

3. FEES

In accordance with the provisions of the variable annuity contracts, specified amounts on contracts issued before 1983 are set aside for the Sponsor and Jefferson-Pilot Investor Services Inc., to cover the assumption of mortality and expense risks, sales and administrative expenses, and state premium taxes. The charge for assuming the mortality and expense risks on these contracts is .6935% annually. On contracts issued between 1982 and 1994, amounts are set aside to cover only the assumption of mortality and expense risks at the rate of .9855% annually. Contracts issued after 1994 have a mortality and expense fee of 1.25% and an administrative fee of .15%.

4.  FEDERAL INCOME TAXES

Operations of the Account are taxed with those of the Sponsor. Under existing federal income tax law, no taxes are payable on the transactions of the Account.

5.  USE OF ESTIMATES

The accompanying financial statements of the Account have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements of insurance companies requires management to make estimates that affect amounts reported in the financial statements and accompanying notes. Such estimates could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

6. REMUNERATION

The Account pays no remuneration to directors, advisory boards or officers or such other persons who may from time to time perform services for the Account.


7.  ACCUMULATION UNITS
Changes in the number of accumulation units are as follows:
                                               Year Ended December 31
                                               1996              1995
                                        --------------     ---------------

CAPITAL APPRECIATION DIVISION
Units outstanding at beginning of
period..............................     1,051,871.585         789,103.105
Units purchased.....................       711,197.685         549,966.137
Redemptions and charges.............      (283,647.805)       (287,197.657)
                                        --------------      --------------
Units outstanding at end of period..     1,479,421.465       1,051,871.585
                                        --------------      --------------
                                        --------------      --------------

INVESTMENT GRADE BOND DIVISION
Units outstanding at beginning of
period..............................       718,607.599         695,826.656
Units purchased.....................       323,390.644         259,333.287
Redemptions and charges.............      (231,608.681)       (236,552.344)
                                        --------------      --------------
Units outstanding at end of period..       810,389.562         718,607.599
                                        --------------      --------------
                                        --------------      --------------

MONEY MARKET DIVISION
Units outstanding at beginning of
period...........................          604,573.553         308,432.391
Units purchased..................        1,686,143.385       1,058,289.647
Redemptions and charges..........       (1,534,206.023)       (762,148.485)
                                        --------------      --------------
Units outstanding at end of period         756,510.915         604,573.553
                                        --------------      --------------
                                        --------------      --------------

GROWTH DIVISION
Units outstanding at beginning of
period...........................          439,231.793               0.000
Units purchased..................          865,935.194         507,035.009
Redemptions and charges..........         (243,270.067)        (67,803.216)
                                        --------------      --------------
Units outstanding at end of period       1,061,896.920         439,231.793
                                        --------------      --------------
                                        --------------      --------------

JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

EQUITY INCOME DIVISION
Units outstanding at beginning of
period...........................          603,748.536               0.000
Units purchased..................        1,030,677.532         748,847.746
Redemptions and charges..........         (328,005.790)       (145,099.210)
                                        --------------      --------------
Units outstanding at end of period       1,306,420.278         603,748.536
                                        --------------      --------------
                                        --------------      --------------

HIGH INCOME DIVISION
Units outstanding at beginning of
period...........................          104,906.955               0.000
Units purchased..................          210,340.408         146,293.540
Redemptions and charges..........          (50,383.127)        (41,386.585)
                                        --------------      --------------
Units outstanding at end of period         264,864.236         104,906.955
                                        --------------      --------------
                                        --------------      --------------

OVERSEAS DIVISION
Units outstanding at beginning of
period...........................           44,023.734               0.000
Units purchased..................          134,771.167          53,006.800
Redemptions and charges..........          (23,846.057)         (8,983.066)
                                        --------------      --------------
Units outstanding at end of period         154,948.844          44,023.734
                                        --------------      --------------
                                        --------------      --------------

ASSET MANAGER DIVISION
Units outstanding at beginning of
period...........................          170,765.634               0.000
Units purchased..................          390,192.194         195,362.723
Redemptions and charges..........          (70,755.605)        (24,597.089)
                                        --------------      --------------
Units outstanding at end of period         490,202.223         170,765.634
                                        --------------      --------------
                                        --------------      --------------

ALGER AMERICAN SMALL CAPITALIZATION FUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................          162,500.493               0.000
Redemptions and charges..........          (14,179.216)              0.000
                                        --------------      --------------
Units outstanding at end of period         148,321.277               0.000
                                        --------------      --------------
                                        --------------      --------------

ALGER AMERICAN MIDCAP GROWTH FUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................          113,068.110               0.000
Redemptions and charges..........          (18,151.605)              0.000
                                        --------------      --------------
Units outstanding at end of period          94,916.505               0.000
                                        --------------      --------------
                                        --------------      --------------

VIPF CONTRAFUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................           83,633.795               0.000
Redemptions and charges..........           (7,833.722)              0.000
                                        --------------      --------------
Units outstanding at end of period          75,800.073               0.000
                                        --------------      --------------
                                        --------------      --------------

JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VIPF INDEX 500 FUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................           94,257.747               0.000
Redemptions and charges..........          (10,506.078)              0.000
                                        --------------      --------------
Units outstanding at end of period          83,751.669               0.000
                                        --------------      --------------
                                        --------------      --------------

AHVIT EMERGING GROWTH FUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................           89,590.061               0.000
Redemptions and charges..........          (21,949.148)              0.000
                                        --------------      --------------
Units outstanding at end of period          67,640.913               0.000
                                        --------------      --------------
                                        --------------      --------------

MFS RESEARCH SERIES
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................          115,020.019               0.000
Redemptions and charges..........          (10,099.803)              0.000
                                        --------------      --------------
Units outstanding at end of period         104,920.216               0.000
                                        --------------      --------------
                                        --------------      --------------

MFS UTILITIES SERIES
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................           27,428.409               0.000
Redemptions and charges..........           (3,059.665)              0.000
                                        --------------      --------------
Units outstanding at end of period          24,368.744               0.000
                                        --------------      --------------
                                        --------------      --------------

AHVIT GROWTH FUND
Units outstanding at beginning of
period...........................                0.000               0.000
Units purchased..................          119,226.846               0.000
Redemptions and charges..........          (18,908.959)              0.000
                                        --------------      --------------
Units outstanding at end of period         100,317.887               0.000
                                        --------------      --------------
                                        --------------      --------------

8.  VARIABLE ANNUITY CONTRACTS
Net asset values for variable annuity contracts are based on the following accumulation units, unit values and annuity funds:

                                          Accumulation             Unit           Total
                                              Units               Value           Value
                                          ------------       -------------  -------------
OPPENHEIMER GROWTH FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         604,991.684       $   15.687352  $   9,490,718
NON-QUALIFIED UNITS  (a)..........         273,088.264       $   15.687352      4,284,032
QUALIFIED UNITS      (b)..........         394,329.194       $  115.040657     45,363,890
NON-QUALIFIED UNITS  (b)..........         102,192.917       $  100.489435     10,269,308
QUALIFIED UNITS      (c)..........          66,387.518       $  119.862895      7,957,400
NON-QUALIFIED UNITS  (c)..........          24,697.054       $  104.736142      2,586,674
ANNUITY FUND            ..........                                              1,750,312
                                                                             ------------
                                                                            $  81,702,334
                                                                             ------------
                                                                             ------------

JEFFERSON-PILOT SEPARATE ACCOUNT A


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JP CAPITAL APPRECIATION FUND, INC.
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........         317,320.795        $  13.437239   $  4,263,915
NON-QUALIFIED UNITS  (a)..........          74,434.083        $  13.437239      1,000,188
QUALIFIED UNITS      (b)..........         427,257.294        $  98.128982     41,926,323
NON-QUALIFIED UNITS  (b)..........         115,004.557        $  85.716878      9,857,832
QUALIFIED UNITS      (c)..........          71,875.556       $  101.941873      7,327,129
NON-QUALIFIED UNITS  (c)..........          26,612.313        $  89.076761      2,370,539
ANNUITY FUND            ..........                                              1,408,624
                                                                             ------------
                                                                            $  68,154,550
                                                                             ------------
                                                                             ------------
OPPENHEIMER BOND FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         206,344.377        $  12.105651   $  2,497,933
NON-QUALIFIED UNITS  (a)..........         175,807.726        $  12.105651      2,128,267
QUALIFIED UNITS      (b)..........         279,442.690        $  38.818395     10,847,517
NON-QUALIFIED UNITS  (b)..........          88,950.963        $  39.763392      3,536,992
QUALIFIED UNITS      (c)..........          31,174.177        $  40.445409      1,260,852
NON-QUALIFIED UNITS  (c)..........          17,553.565        $  41.427546        727,201
ANNUITY FUND            ..........                                                291,180
                                                                             ------------
                                                                            $  21,289,942
                                                                             ------------
                                                                             ------------

JP INVESTMENT GRADE BOND FUND, INC.
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........         110,870.601        $  11.868974   $  1,315,920
NON-QUALIFIED UNITS  (a)..........          62,561.226        $  11.868974        742,538
QUALIFIED UNITS      (b)..........         348,002.314        $  37.900717     13,189,537
NON-QUALIFIED UNITS  (b)..........         114,458.341        $  38.823373      4,443,659
QUALIFIED UNITS      (c)..........          49,056.142        $  39.373178      1,931,496
NON-QUALIFIED UNITS  (c)..........          18,289.528        $  40.329278        737,603
ANNUITY FUND            ..........                                                334,891
                                                                             ------------
                                                                            $  22,695,644
                                                                             ------------
                                                                             ------------

VIPF MONEY MARKET FUND
  DECEMBER 31, 1996
QUALIFIED UNITS    (a).........            537,961.454        $  10.888553   $  5,857,622
QUALIFIED UNITS      (b)..........         187,052.578        $  20.745350      3,880,471
NON-QUALIFIED UNITS   (b)......             17,085.193        $  20.745350        354,438
ANNUITY FUND                                                                        6,400
                                                                             ------------
                                                                            $  10,098,931
                                                                             ------------
                                                                             ------------

VIPF MONEY MARKET FUND
  DECEMBER 31, 1995
QUALIFIED UNITS    (a).........            399,412.037        $  10.475795  $   4,184,159
QUALIFIED UNITS      (b)..........         166,434.687        $  19.875722      3,308,010
NON-QUALIFIED UNITS   (b)......             17,085.193        $  19.875722        339,580
ANNUITY FUND                                                                        7,403
                                                                             ------------
                                                                            $   7,839,152
                                                                             ------------
                                                                             ------------

                                    B-22


JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


VIPF GROWTH FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         651,517.188        $  15.695218  $  10,225,704
NON-QUALIFIED UNITS  (a)..........         409,196.903        $  15.695218      6,422,435
ANNUITY FUND.........                                                             186,406
                                                                             ------------
                                                                            $  16,834,545
                                                                             ------------
                                                                             ------------

VIPF GROWTH FUND
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........         277,718.899        $  13.878009  $   3,854,185
NON-QUALIFIED UNITS  (a)..........         160,862.546        $  13.878009      2,232,452
                                                                             ------------
                                                                            $   6,086,637
                                                                             ------------
                                                                             ------------

VIPF EQUITY-INCOME FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         742,097.035        $  15.171936  $  11,259,049
NON-QUALIFIED UNITS  (a)..........         562,778.828        $  15.171936      8,538,444
ANNUITY FUND.........                                                             217,784
                                                                             ------------
                                                                            $  20,015,277
                                                                             ------------
                                                                             ------------

VIPF EQUITY-INCOME FUND
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........         334,408.519        $  13.464371  $   4,502,600
NON-QUALIFIED UNITS  (a)..........         268,759.745        $  13.464371      3,618,681
                                                                             ------------
                                                                            $   8,121,281
                                                                             ------------
                                                                             ------------

VIPF HIGH INCOME FUND
  DECEMBER 31, 1996                        143,311.536        $  13.457366  $   1,928,596
QUALIFIED UNITS     (a).                   121,230.627        $  13.457366      1,631,445
                                                                             ------------
NON-QUALIFIED UNITS  (a)..........                                          $   3,560,041
                                                                             ------------
                                                                             ------------

VIPF HIGH INCOME FUND
  DECEMBER 31, 1995
QUALIFIED UNITS     (a).                    79,150.583        $  11.969023  $     947,355
NON-QUALIFIED UNITS  (a)..........          25,602.213        $  11.969023        306,434
                                                                             ------------
                                                                            $   1,253,789
                                                                             ------------
                                                                             ------------

VIPF OVERSEAS FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         103,229.823        $  12.044844  $   1,243,387
NON-QUALIFIED UNITS  (a)..........          51,528.504        $  12.044844        620,653
                                                                             ------------
                                                                            $   1,864,040
                                                                             ------------
                                                                             ------------

VIPF OVERSEAS FUND
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........          33,625.064        $  10.789882  $     362,810
NON-QUALIFIED UNITS  (a)..........          10,328.431        $  10.789882        111,443
                                                                             ------------
                                                                            $     474,253
                                                                             ------------
                                                                             ------------
                                    B-23


JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VIPF ASSET MANAGER FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........         340,261.913        $  12.777286  $   4,347,624
NON-QUALIFIED UNITS  (a)..........         149,348.015        $  12.777286      1,908,262
                                                                             ------------
                                                                            $   6,255,886
                                                                             ------------
                                                                             ------------

VIPF ASSET MANAGER FUND
  DECEMBER 31, 1995
QUALIFIED UNITS      (a)..........         132,355.509        $  11.307468  $   1,496,605
NON-QUALIFIED UNITS  (a)..........          38,218.962        $  11.307468        432,160
                                                                             ------------
                                                                            $   1,928,765
                                                                             ------------
                                                                             ------------

ALGER AMERICAN SMALL CAPITALIZATION FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          88,628.875         $  9.190108  $     814,509
NON-QUALIFIED UNITS  (a)..........          59,516.980         $  9.190108        546,967
                                                                             ------------
                                                                            $   1,361,476
                                                                             ------------
                                                                             ------------

ALGER AMERICAN MIDCAP GROWTH FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          59,194.780         $  9.808937  $     580,638
NON-QUALIFIED UNITS  (a)..........          35,594.862         $  9.808937        349,148
                                                                             ------------
                                                                            $     929,786
                                                                             ------------
                                                                             ------------

VIPF CONTRAFUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          40,992.762        $  11.145245  $     456,874
NON-QUALIFIED UNITS  (a)..........          34,720.276        $  11.145245        386,966
                                                                             ------------
                                                                            $     843,840
                                                                             ------------
                                                                             ------------

VIPF INDEX 500 FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          43,614.925        $  11.367158  $     495,778
NON-QUALIFIED UNITS  (a)..........          40,079.527        $  11.367158        455,590
ANNUITY FUND.........                                                              49,883
                                                                             ------------
                                                                            $   1,001,251
                                                                             ------------
                                                                             ------------

AHVIT EMERGING GROWTH FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          41,615.435         $  9.579577  $     398,658
NON-QUALIFIED UNITS  (a)..........          25,937.810         $  9.579577        248,473
                                                                             ------------
                                                                            $     647,131
                                                                             ------------
                                                                             ------------

MFS RESEARCH SERIES
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          74,784.207        $  10.970831  $     820,445
NON-QUALIFIED UNITS  (a)..........          30,017.296        $  10.970831        329,315
                                                                             ------------
                                                                            $   1,149,760
                                                                             ------------
                                                                             ------------

                                    B-24


JEFFERSON-PILOT SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MFS UTILITIES SERIES
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          13,428.328        $  11.602401  $     155,801
NON-QUALIFIED UNITS  (a)..........          10,878.887        $  11.602401        126,221
                                                                             ------------
                                                                            $     282,022
                                                                             ------------
                                                                             ------------

AHVIT GROWTH FUND
  DECEMBER 31, 1996
QUALIFIED UNITS      (a)..........          58,550.128        $  10.415742  $     609,843
NON-QUALIFIED UNITS  (a)..........          41,671.213        $  10.415742        434,037
                                                                             ------------
                                                                            $   1,043,880
                                                                             ------------
                                                                             ------------

(a) - CONTRACTS ISSUED AFTER 1994.
(b) - CONTRACTS ISSUED 1983 - 1994.
(c) - CONTRACTS ISSUED BEFORE 1983.

                            Report of Independent Auditors


Unitholders of Jefferson-Pilot Separate Account A
    of Jefferson-Pilot Life Insurance Company
Board of Directors, Jefferson-Pilot Life Insurance Company


We have audited the accompanying statement of assets and liabilities of Jefferson-Pilot Separate Account A of Jefferson-Pilot Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in net assets of Jefferson-Pilot Separate Account A of Jefferson-Pilot Life Insurance Company for the year ended December 31, 1995 was audited by other auditors whose report dated February 23, 1996, expressed an unqualified opinion on that statement.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson-Pilot Separate Account A of Jefferson-Pilot Life Insurance Company at December 31, 1996, the results of their operations for the year then ended, and the changes in their net assets for the period then ended in conformity with generally accepted accounting principles.



                                                  ERNST & YOUNG LLP
April 16, 1997                                 /S/Ernst & Young LLP

                     Jefferson-Pilot Life Insurance Company

                                 Balance Sheets
               (DOLLAR AMOUNTS IN THOUSANDS EXCEPT PER SHARE DATA)

                                                                    DECEMBER 31
                                                                1996           1995
                                                            -------------------------
ASSETS
Investments:
  Debt securities available for sale, at fair value
    (amortized cost 1996--$2,664,100; 1995--$2,561,083)     $2,709,763     $2,731,024
  Debt securities held to maturity, at amortized cost
    (fair value 1996--$1,873,675; 1995--$1,846,212)          1,849,192      1,761,165
  Equity securities available for sale, at fair value
    (amortized cost 1996--$141,158; 1995--$157,848)            420,937        430,895
  Equity securities trading portfolio, at fair value
    (cost 1996--$23,238; 1995--$45,868)                         22,580         46,406
  Mortgage loans on real estate                              1,013,689        894,005
  Policy loans                                                 235,443        237,553
  Real estate                                                   33,304         28,893
  Other investments                                              9,003          8,264
                                                            -------------------------
Total investments                                            6,293,911      6,138,205

Cash and cash equivalents                                       10,220         16,819
Investment in affiliated companies, at equity                   42,164         37,859
Due from affiliates                                             42,306         26,736
Accrued investment income                                       78,428         75,294
Accounts receivable and agents' balances                        17,090         18,698
Due from reinsurers                                             47,700         33,231
Property and equipment                                          54,041         51,951
Deferred policy acquisition costs                              612,435        531,341
Assets held in separate accounts                               487,704        345,530
Other assets                                                    38,599         30,860



                                                            -------------------------
                                                            $7,724,598     $7,306,524
                                                            -------------------------
                                                            -------------------------

SEE ACCOMPANYING NOTES.

                                                                    DECEMBER 31
                                                                1996           1995
                                                            -------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities:
    Future policy benefits                                  $1,478,105     $1,440,116
    Policyholder contract deposits                           3,307,589      2,984,919
    Dividend accumulations and other policyholder
      funds on deposit                                         180,697        181,078
    Policy and contract claims                                 163,668        168,654
    Dividends for policyholders                                 19,462         19,149
    Deferred revenue and premiums collected in advance          33,505         32,486
    Other                                                       55,739         53,488
                                                            -------------------------
Total policy liabilities                                     5,238,765      4,879,890

Securities sold under repurchase agreements                    198,608        196,040
Currently payable income taxes                                  14,074         11,476
Deferred income tax liabilities                                110,695        141,353
Liabilities related to separate accounts                       487,704        345,530
Accounts payable, accruals and other liabilities               116,853        202,664
                                                            -------------------------
Total liabilities                                            6,166,699      5,776,953

Commitments and contingent liabilities

Stockholder's equity:
  Common stock, par value $100 per share; authorized
    and issued 50,000 shares                                     5,000          5,000
  Capital in excess of par value                                30,567         30,567
  Retained earnings                                          1,303,241      1,223,601
  Net unrealized gains on securities, less deferred
    income taxes 1996--$110,500; 1995--$144,046                219,091        270,403
                                                            -------------------------
                                                             1,557,899      1,529,571
                                                            -------------------------
                                                            $7,724,598     $7,306,524
                                                            -------------------------
                                                            -------------------------

                     Jefferson-Pilot Life Insurance Company

                              Statements of Income
                          (DOLLAR AMOUNTS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                1996           1995           1994
                                                            ----------------------------------------
REVENUE
Premiums and other considerations                           $  861,505     $  775,118     $  655,143
Net investment income                                          469,099        420,917        365,301
Realized investment gains                                       30,411         35,036         41,083
                                                            ----------------------------------------
                                                             1,361,015      1,231,071      1,061,527

BENEFITS AND EXPENSES
Insurance and annuity benefits                                 832,495        748,046        627,856
Insurance commissions                                          100,538         92,300         69,162
General and administrative                                     106,180        101,872         92,109
Insurance taxes, licenses and fees                              28,109         25,855         22,784
Net deferral of policy acquisition costs                        (7,257)       (35,914)       (40,410)
                                                            ----------------------------------------
                                                             1,060,065        932,159        771,501


Income before income taxes                                     300,950        298,912        290,026
Income taxes                                                   101,310         97,443         95,524
                                                            ----------------------------------------
Net income                                                  $  199,640     $  201,469     $  194,502
                                                            ----------------------------------------
                                                            ----------------------------------------

SEE ACCOMPANYING NOTES.

                     Jefferson-Pilot Life Insurance Company

                       Statements of Stockholder's Equity
                          (DOLLAR AMOUNTS IN THOUSANDS)

                                                                                              NET
                                                                                          UNREALIZED         NET
                                                            CAPITAL IN                     GAINS ON      UNREALIZED        TOTAL
                                               COMMON        EXCESS OF      RETAINED        EQUITY        GAINS ON     STOCKHOLDER'S
                                                STOCK        PAR VALUE      EARNINGS      SECURITIES     SECURITIES       EQUITY
                                               -------------------------------------------------------------------------------------
Balance, January 1, 1994                         $5,000        $30,567     $1,091,494       $308,037       $      -     $1,435,098
Change in accounting principle
  effective January 1, 1994                           -              -              -       (308,037)       363,652         55,615
Net income                                            -              -        194,502              -              -        194,502
Dividends paid to parent company                      -              -        (94,500)             -              -        (94,500)
Decrease during year                                  -              -              -              -       (161,173)      (161,173)
                                                 ---------------------------------------------------------------------------------
Balance at December 31, 1994                      5,000         30,567      1,191,496              -        202,479      1,429,542
Net income                                            -              -        201,469              -              -        201,469
Dividends paid to parent company                      -              -       (169,364)             -              -       (169,364)
Increase during year                                  -              -              -              -         67,924         67,924
                                                 ---------------------------------------------------------------------------------
Balance at December 31, 1995                      5,000         30,567      1,223,601              -        270,403      1,529,571
Net income                                            -              -        199,640              -              -        199,640
Dividends paid to parent company                      -              -       (120,000)             -              -       (120,000)
Decrease during year                                  -              -              -              -        (51,312)       (51,312)
                                                 ---------------------------------------------------------------------------------
Balance at December 31, 1996                     $5,000        $30,567     $1,303,241       $      -       $219,091     $1,557,899
                                                 ---------------------------------------------------------------------------------
                                                 ---------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES.

                     Jefferson-Pilot Life Insurance Company

                             Statements of Cash Flow
                          (DOLLAR AMOUNTS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                1996           1995           1994
                                                            ----------------------------------------
Cash flows from operating activities:
  Net income                                                  $199,640       $201,469       $194,502
  Adjustments to reconcile net income to net cash
    provided by operating activities:
      Change in policy liabilities other than deposits          63,633         18,405        (24,062)
      Credits to policyholder accounts, net                     15,320         17,173         26,537
      Deferral of policy acquisition costs, net                 (7,257)       (35,914)       (40,410)
      Depreciation, including amounts related to
        real estate investments                                  4,523          5,766          5,800
      Change in trading securities                              23,826        (46,406)             -
      Change in receivables and asset accruals                 (17,339)        (3,082)        (5,163)
      Change in payables and expense accruals                   (2,379)        42,215         (4,000)
      Realized investment gains                                (29,991)        (6,003)       (41,083)
      Other operating activities, net                           (8,287)       (10,959)         2,384
                                                            ----------------------------------------
Net cash provided by operating activities                      241,689        182,664        114,505

Cash flows from investing activities:
  Securities available for sale:
    Sales                                                      211,586        438,857        756,114
    Maturities, calls and redemptions                          145,496        152,792         93,756
    Purchases                                                 (458,674)      (799,230)      (807,293)
  Securities held to maturity:
    Sales                                                            -              -          7,431
    Maturities, calls and redemptions                          115,872         24,412        122,589
    Purchases                                                 (205,127)       (58,366)      (577,121)
Repayments of mortgage loans                                    85,950         53,183         71,374
Mortgage loans originated                                     (205,830)      (291,000)      (173,139)
Decrease of policy loans, net                                    2,110          5,385          8,242
Cash received in assumption reinsurance transaction                  -        164,488              -
Real estate and property and equipment sold                      6,834          8,625          9,464
Purchases of real estate and property and equipment            (15,468)        (7,740)       (10,778)
Other investing activities, net                                   (927)           586        (13,570)
                                                            ----------------------------------------
Net cash used in investing activities                         (318,178)      (308,008)      (512,931)

                     Jefferson-Pilot Life Insurance Company

                          (DOLLAR AMOUNTS IN THOUSANDS)

                                                                      YEAR ENDED DECEMBER 31
                                                                1996           1995           1994
                                                            ----------------------------------------
Cash flows from financing activities:
  Policyholder contract deposits                              $573,999       $484,540       $361,991
  Withdrawals of policyholder contract deposits               (386,677)      (188,666)      (117,939)
  Advances from parent company, net                                  -        (21,005)       (15,497)
  Proceeds from securities sold under repurchase
    agreements                                                   2,568        (70,799)       266,839
  Cash dividends paid                                         (120,000)       (97,000)       (94,500)
  Other financing activities                                         -         25,000              -
                                                            ----------------------------------------
Net cash provided by financing activities                       69,890        132,070        400,894
                                                            ----------------------------------------
Net (decrease) increase in cash and cash equivalents            (6,599)         6,726          2,468

Cash and cash equivalents:
  Beginning                                                     16,819         10,093          7,625
                                                            ----------------------------------------
  Ending                                                     $  10,220      $  16,819      $  10,093
                                                            ----------------------------------------
                                                            ----------------------------------------


SEE ACCOMPANYING NOTES.

                     Jefferson-Pilot Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1996


1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Company is a wholly-owned subsidiary of Jefferson-Pilot Corporation and operates exclusively in the life insurance industry. Life insurance, accident and health insurance and annuities are currently marketed to individuals and businesses primarily in the United States. In May 1995, the Company assumed certain life insurance and annuity business of Kentucky Central Life Insurance Company ("KCL") in an assumption reinsurance transaction as disclosed in Note 2.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The Company also submits financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 7.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenue and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are asset valuation allowances, policy liabilities, deferred policy acquisition costs and the potential effects of resolving litigated matters.

CASH AND CASH EQUIVALENTS

The Company includes with cash and cash equivalents its holdings of highly liquid investments which mature within three months of the date of acquisition.

                     Jefferson-Pilot Life Insurance Company

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEBT AND EQUITY SECURITIES

Debt and equity securities are classified as either 1) securities held to maturity, stated at amortized cost; 2) trading securities, stated at fair value with unrealized gains and losses reflected in income; or 3) securities available for sale, stated at fair value with net unrealized gains and losses included in a separate component of stockholder's equity, net of deferred income taxes and adjustments to deferred policy acquisition costs.

Prior to adopting FASB Statement No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, as of January 1, 1994, all debt securities were stated at amortized cost less allowances for other-than-temporary declines in value. Upon adoption of Statement No. 115, debt securities classified as available for sale were adjusted to aggregate fair value. Equity securities were already stated at fair value prior to adoption of Statement No. 115, and therefore were not adjusted.

Amortization of premiums and accrual of discounts on investments in debt securities are reflected in earnings over the contractual terms of the investments in a manner that produces a constant effective yield. Realized gains and losses on dispositions of securities are determined by the specific-identification method.

MORTGAGE AND POLICY LOANS

Mortgage loans on real estate are stated at unpaid balances, net of allowances for unrecoverable amounts. Policy loans are stated at their unpaid balances.

REAL ESTATE AND OTHER INVESTMENTS

Real estate not acquired by foreclosure is stated at cost less accumulated depreciation. Real estate acquired by foreclosure is stated at the lower of depreciated cost or fair value minus estimated costs to sell. Real estate, primarily buildings, is depreciated principally by the straight-line method over estimated useful lives generally ranging from 30 to 40 years. Accumulated depreciation was approximately $20.7 million and $20.8 million at December 31, 1996 and 1995, respectively. Other investments are stated at equity, or the lower of cost or market, as appropriate.

DUE FROM AFFILIATES

Due from affiliates consists primarily of several bonds issued by Jefferson-Pilot Communications Company (JPCC) which totaled $42.3 million and $22.6 million at December 31, 1996 and 1995, respectively. JPCC is also a wholly-owned subsidiary of Jefferson-Pilot Corporation. The bonds

                     Jefferson-Pilot Life Insurance Company

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

mature between 2003 and 2009 and bear interest at rates ranging from 5.5% to 8.0%, with the rate on one bond floating with the three-month LIBOR. Total investment income from JPCC bonds, which is included in net investment income, was $1.8 million, $1.5 million and $1.6 million in 1996, 1995 and 1994, respectively.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost and depreciated principally by the straight-line method over their estimated useful lives, generally 30 to 50 years for buildings and approximately 10 years for other property and equipment. Accumulated depreciation was $40.3 million and $35.0 million at December 31, 1996 and 1995, respectively.

DEFERRED POLICY ACQUISITION COSTS

Costs related to obtaining new business, including commissions, certain costs of underwriting and issuing policies and certain agency office expenses, all of which vary with and are primarily related to the production of new business, have been deferred.

Deferred policy acquisition costs for traditional life insurance polices are amortized over the premium paying periods of the related contracts using the same assumptions for anticipated premium revenue that are used to compute liabilities for future policy benefits. For universal life and annuity products, these costs are amortized at a constant rate based on the present value of the estimated future gross profits to be realized over the terms of the contracts, not to exceed 25 years.

The carrying amounts of deferred policy acquisition costs are adjusted for the effect of realized gains and losses and the effects of unrealized gains or losses on debt securities classified as available for sale. Deferred policy acquisition costs are reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments have been reflected in earnings for any year presented.

SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policyholders who bear the investment risk. The separate account assets and liabilities, which are equal, are recorded at fair value. Policyholder account deposits and withdrawals, investment income and realized investment gains and losses are excluded from the amounts reported in the Statements of Income. Fees charged on policyholders' deposits are included in other revenue.

                     Jefferson-Pilot Life Insurance Company

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUE

Premiums on traditional life insurance products are reported as revenue when received unless received in advance of the due date.

Premiums on accident and health insurance are reported as earned over the contract period. A reserve is provided for the portion of premiums written which relate to unexpired coverage terms.

Revenue from universal life-type and annuity products include charges for the cost of insurance, for initiation and administration of the policy, and for surrender of the policy. Revenue from these products is recognized in the year assessed to the policyholder, except that any portion of an assessment which relates to services to be provided in future years is deferred and recognized over the period during which services are provided.

RECOGNITION OF BENEFITS AND EXPENSES

Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, accident and health, and disability insurance products are recognized when incurred in a manner designed to match them with related premiums and spread income recognition over expected policy lives. For universal life-type and annuity products, benefits include interest credited to policyholders' accounts, which is recognized as it accrues.

FUTURE POLICY BENEFITS

Liabilities for future policy benefits on traditional life and disability insurance are computed by the net level premium valuation method based on assumptions about future investment yield, mortality, morbidity and persistency. Estimates about future circumstances are based principally on historical experience and provide for possible adverse deviations.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits consist of policy values that accrue to holders of universal life-type contracts and annuities. The liability is determined using the retrospective deposit method and consists of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

POLICY AND CONTRACT CLAIMS

The liability for policy and contract claims consists of the estimated amount payable for claims reported but not yet settled, claims incurred during the year but reported subsequent to the balance sheet date, and an estimate of claims incurred but not reported, which is based on historical experience, adjusted for trends and circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.

                     Jefferson-Pilot Life Insurance Company

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE BALANCES AND TRANSACTIONS

Reinsurance receivables include amounts recoverable from reinsurers related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policy benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies.

PARTICIPATING POLICIES

Participating life policies approximate the following percentages of ordinary life insurance in force and ordinary life insurance premium revenue as of December 31 and for the years then ended, respectively:

                                         1996           1995           1994
                                         ----------------------------------

Ordinary life insurance in force           6%             6%            12%
Ordinary life premium revenue             14%            21%            22%
                                         ----------------------------------

The amount of dividends to be paid on participating policies is determined annually by the Board of Directors. Anticipated dividends are accounted for as a planned contractual benefit in computing the value of future policy benefits.

INCOME TAXES

The Company is included in the consolidated life/nonlife federal income tax return filed by its parent company. Income taxes reflected in the accompanying financial statements have been determined on a separate-company basis.

Deferred income taxes are recorded on the differences between the tax bases of assets and liabilities and the amounts at which they are reported in the financial statements. Recorded amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they become enacted.

RECLASSIFICATIONS

Certain amounts reported in prior years' financial statements have been reclassified to conform with the presentations adopted in the current year. These reclassifications have no effect on net income or stockholder's equity of the prior years.

                     Jefferson-Pilot Life Insurance Company

1.  NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS

The FASB issued Statement No. 125, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES, which requires an entity to recognize the financial and servicing assets it controls and the liabilities it has incurred and to derecognize financial assets when control has been surrendered in accordance with the criteria provided in the Statement. The Company will apply the new rules prospectively to transactions beginning in the first quarter of 1997. Based on current circumstances, the Company believes the application of the new rules will not have a material impact on its financial position or results of operations.

2.   ASSUMPTION REINSURANCE TRANSACTION

On May 31, 1995, the Company assumed certain life insurance and annuity business of Kentucky Central Life Insurance Company (KCL) in a transaction which was accomplished through an assumption reinsurance agreement. Upon execution of the agreement, assets consisting primarily of cash, debt securities, policy loans and receivables with aggregate fair value of $872 million, including $164 million of cash, were transferred to the Company, and the Company assumed liabilities with aggregate fair value of $1.096 billion. The difference between the fair values of assets received and liabilities assumed was recorded as deferred policy acquisition costs.

At December 31, 1995, further participation options in the assumption reinsurance agreement remained available to approximately 4,000 KCL policyholders. The Company had recorded a $78 million liability at December 31, 1995, pending resolution of the policyholder option process. Total assets received on May 31, 1995 included $78 million of assets associated with these additional policies.

On November 30, 1996, the Company completed the KCL transaction by assuming the additional 4,000 policies. The Company established additional reserves of $112 million on these policies, released the $78 million liability established in 1995, and recorded an additional $40 million of deferred policy acquisition costs.

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS

Aggregate amortized cost, aggregate fair value, and gross unrealized gains and losses are as follows (in thousands):

                                                                               DECEMBER 31, 1996
                                                            -------------------------------------------------------
                                                                             GROSS          GROSS
                                                             AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                               COST           GAINS        (LOSSES)         VALUE
                                                            -------------------------------------------------------
AVAILABLE FOR SALE CARRIED AT FAIR VALUE
U.S. Treasury obligations and direct obligations
  of U.S. Government agencies                               $  297,669      $  16,094       $      -     $  313,763
Federal agency issued collateralized mortgage
  obligations                                                1,106,140         20,336         (8,571)     1,117,905
Obligations of states and political subdivisions                 4,690             21            (99)         4,612
Corporate obligations                                          960,562         13,072         (6,025)       967,609
Corporate private-labeled collateralized
  mortgage obligations                                         284,311         15,604         (5,139)       294,776
Redeemable preferred stocks                                     10,728            518           (148)        11,098
                                                            -------------------------------------------------------
Subtotal, debt securities                                    2,664,100         65,645        (19,982)     2,709,763
Equity securities                                              141,158        282,398         (2,619)       420,937
                                                            -------------------------------------------------------
Securities available for sale                               $2,805,258      $ 348,043       $(22,601)    $3,130,700
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------

HELD TO MATURITY CARRIED AT AMORTIZED COST
Obligations of state and political subdivisions             $   15,396      $     960       $    (50)    $   16,306
Corporate obligations                                        1,833,796         55,515        (31,942)     1,857,369
                                                            -------------------------------------------------------
Debt securities held to maturity                            $1,849,192      $  56,475       $(31,992)    $1,873,675
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

     DECEMBER 31, 1995

                                                                                DECEMBER 31, 1995
                                                            -------------------------------------------------------
                                                                              GROSS          GROSS
                                                             AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                               COST           GAINS        (LOSSES)         VALUE
                                                            -------------------------------------------------------
AVAILABLE FOR SALE CARRIED AT FAIR VALUE
U.S. Treasury obligations and direct obligations
  of U.S. Government agencies                               $  302,678      $  29,807       $      -     $  332,485
Federal agency issued collateralized mortgage
  obligations                                                1,107,289         60,701           (189)     1,167,801
Obligations of states and political subdivisions                18,664            991            (46)        19,609
Corporate obligations                                          926,561         64,363         (2,182)       988,742
Corporate private-labeled collateralized mortgage
  obligations                                                  194,091         16,047             (3)       210,135
Redeemable preferred stocks                                     11,800            586           (134)        12,252
                                                            -------------------------------------------------------
Subtotal, debt securities                                    2,561,083        172,495         (2,554)     2,731,024
Equity securities                                              157,848        273,870           (823)       430,895
                                                            -------------------------------------------------------
Securities available for sale                               $2,718,931      $ 446,365       $ (3,377)    $3,161,919
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------

HELD TO MATURITY CARRIED AT AMORTIZED COST
Obligations of state and political subdivisions             $   23,537      $     107       $   (184)    $   23,460
Corporate obligations                                        1,737,628         97,163        (12,039)     1,822,752
                                                            -------------------------------------------------------
Debt securities held to maturity                            $1,761,165      $  97,270       $(12,223)    $1,846,212
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------

CONTRACTUAL MATURITIES

Aggregate amortized cost and aggregate fair value of debt securities as of December 31, 1996, according to contractual maturity date, are as indicated below (in thousands). Actual future maturities will differ from the contractual maturities shown because the issuers of certain debt securities have the right to call or prepay the amounts due the Company, with or without penalty.

                                                               AVAILABLE FOR SALE            HELD TO MATURITY
                                                            -------------------------------------------------------
                                                             AMORTIZED        FAIR         AMORTIZED        FAIR
                                                               COST           VALUE          COST           VALUE
                                                            -------------------------------------------------------
Due in one year or less                                     $  110,768     $  109,325     $    2,183     $    3,047
Due after one year through five years                          287,456        289,941         56,584         59,862
Due after five years through ten years                         470,575        483,351        416,254        418,137
Due after ten years through twenty years                       210,242        217,535        276,441        266,611
Due after twenty years                                         121,550        122,113         16,135         16,089
Amounts not due at a single maturity date                    1,452,781      1,476,400      1,081,595      1,109,929
                                                            -------------------------------------------------------
                                                             2,653,372      2,698,665      1,849,192      1,873,675
Redeemable preferred stocks                                     10,728         11,098              -              -
                                                            -------------------------------------------------------
                                                            $2,664,100     $2,709,763     $1,849,192     $1,873,675
                                                            -------------------------------------------------------
                                                            -------------------------------------------------------

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

INVESTMENT CONCENTRATION, RISK AND IMPAIRMENT

Debt securities considered less than investment grade approximated 2.1% and 2.8% of the total debt securities portfolio as of December 31, 1996 and 1995, respectively.

The Company's mortgage loan portfolio is comprised primarily of conventional real estate mortgages collateralized by retail (52%), apartment (12%), hotel (11%), office (9%), and industrial (8%) properties. Mortgage loan underwriting standards emphasize the credit status of a prospective borrower, quality of the underlying collateral and conservative loan-to-value relationships. Approximately 51%, 19% and 10% of the stated mortgage loan balances as of December 31, 1996 are due from borrowers in South Atlantic states, West South Central states and East South Central states, respectively. No other geographic region represents as much as 10% of December 31, 1996 mortgage loans.

At December 31, 1996 and 1995, the recorded investment in mortgage loans that are considered to be impaired was $81 million and $78 million, respectively. Delinquent loans outstanding as of December 31, 1996 and 1995 totaled $9 million and $4 million, respectively. The related allowance for credit losses was $27 million at December 31, 1996 and 1995. The average recorded investment in impaired loans during the years ended December 31, 1996 and 1995 was $79 million each year. For the years ended December 31, 1996 and 1995, the Company recognized interest income on impaired loans of $8 million each year using the cash basis method. Recorded investments in impaired loans and related interest income in 1994 were less than the amounts as of and for the year ended December 31, 1995.

CHANGES IN NET UNREALIZED GAINS AND LOSSES ON SECURITIES

Changes during the three year period ended December 31, 1996 in amounts affecting net unrealized gains and losses included in the separate component of stockholder's equity, reduced by deferred income taxes, are as follows (in thousands):

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

                                                                  NET UNREALIZED GAINS (LOSSES)
                                                            ----------------------------------------
                                                               DEBT          EQUITY
                                                            SECURITIES     SECURITIES        TOTAL
                                                            ----------------------------------------
Net unrealized gains on equity securities
  held by the Company as of January 1, 1994                  $       -       $308,037       $308,037
Effect of adopting Statement No. 115 as of
  January 1, 1994:
    Increase in stated amount of securities                    100,797              -        100,797
    Decrease in deferred policy acquisition costs              (15,235)             -        (15,235)
    Increase in deferred income tax liabilities                (29,947)             -        (29,947)
                                                            ----------------------------------------
Increase in net unrealized gains included
  in stockholder's equity                                       55,615              -         55,615
Other changes during year ended December 31, 1994:
    Decrease in stated amount of securities                   (169,540)      (105,435)      (274,975)
    Increase in deferred policy acquisition costs               25,526              -         25,526
    Decrease in deferred income tax liabilities                 50,405         37,871         88,276
                                                            ----------------------------------------
Decrease in net unrealized gains included
  in stockholder's equity                                      (37,994)       (67,564)      (105,558)
                                                            ----------------------------------------
Net unrealized (losses) gains on securities available
  for sale as of December 31, 1994                             (37,994)       240,473        202,479

Change during year ended December 31, 1995:
  Increase (decrease) in stated amount of securities           241,034        (92,748)       148,286
  Decrease in deferred policy acquisition costs                (41,180)             -        (41,180)
  (Increase) decrease in deferred income tax liabilities       (64,896)        25,714        (39,182)
                                                            ----------------------------------------
Increase (decrease) in net unrealized gains
  included in stockholder's equity                             134,958        (67,034)        67,924
                                                            ----------------------------------------
Net unrealized gains on securities available
  for sale as of December 31, 1995                              96,964        173,439        270,403

Change during year ended December 31, 1996:
  (Decrease) increase in stated amount of securities          (125,873)         6,732       (119,141)
  Increase in deferred policy acquisition costs                 34,283              -         34,283
  Decrease (increase) in deferred income tax liabilities        35,960         (2,414)        33,546
                                                            ----------------------------------------
(Decrease) increase in net unrealized gains
   included in stockholder's equity                            (55,630)         4,318        (51,312)
                                                            ----------------------------------------
Net unrealized gains on securities available
  for sale as of December 31, 1996                           $  41,334       $177,757       $219,091
                                                            ----------------------------------------
                                                            ----------------------------------------

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

NET INVESTMENT INCOME

The details of investment income, net of investment expenses, follow (in thousands):

                                                                       YEAR ENDED DECEMBER 31
                                                                1996           1995           1994
                                                            ----------------------------------------
     Interest on debt securities                              $343,849       $311,676       $259,681
     Dividends on preferred stocks                               3,051          4,411          5,050
     Dividends on common stocks                                 17,725         22,945         28,025
     Interest on mortgage loans                                 90,466         74,009         62,599
     Interest on policy loans                                   15,434         13,761         12,498
     Real estate income                                          9,272          8,735          9,099
     Other investment income                                    10,722         10,751          8,635
                                                            ----------------------------------------
     Investment income                                         490,519        446,288        385,587
     Investment expenses                                       (21,420)       (25,371)       (20,286)
                                                            ----------------------------------------
     Net investment income                                    $469,099       $420,917       $365,301
                                                            ----------------------------------------
                                                            ----------------------------------------

Investment expenses include salaries, taxes, interest, expenses of maintaining and operating investment real estate, real estate depreciation and other allocated costs of investment management and administration.

REALIZED GAINS AND LOSSES

The details of realized investment gains (losses) follow (in thousands):

                                                                        YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Debt securities                                           $   (58)       $(5,826)       $(9,311)
     Preferred stocks                                            1,947           (479)           844
     Common stocks                                              25,901         59,549         45,146
     Other                                                       2,621        (18,208)         4,404
                                                            ----------------------------------------
     Realized investment gains                                 $30,411        $35,036        $41,083
                                                            ----------------------------------------
                                                            ----------------------------------------

                                                                           B-43

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

Information about gross realized gains and losses on available for sale securities transactions follows (in thousands):


                                                                        YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Gross realized:
       Gains                                                   $29,184        $39,814        $40,345
       Losses                                                   (3,201)       (14,336)       (23,353)
                                                            ----------------------------------------
     Net realized gains on available for sale securities       $25,983        $25,478        $16,992
                                                            ----------------------------------------
                                                            ----------------------------------------

TRADING SECURITIES

In 1995, the Company established a portfolio of trading securities for the primary purpose of writing covered call options in expectation of enhanced total returns from option premiums, market appreciation and dividends received. The change in net unrealized holding gains and losses on trading securities included in 1996 and 1995 income was not significant.

OTHER INFORMATION

A held to maturity security with amortized cost of $5.0 million was transferred to the available for sale category during 1995 and securities with amortized cost of $7.8 million were sold during 1994, both due to significant declines in the creditworthiness of the issuers. Related recognized losses were not significant.

On November 30, 1995, the Company transferred certain debt securities between the held to maturity and available for sale classifications concurrent with the adoption of additional Statement No. 115 implementation guidance, which permitted a one-time reassessment of the appropriateness of classification of securities held. This reassessment resulted in available for sale debt securities with fair value of $392.8 million and amortized cost of $380.0 million being transferred to the held to maturity classification. The excess of transfer-date fair value of individual securities over their amortized cost, and the related unrealized net holding gain, will be amortized over the period to maturity. In addition, held to maturity debt securities with an amortized cost of $620.0 million and a fair value of $633.0 million were transferred to the available for sale classification, increasing unrealized net holding gains by $13.0 million.

                     Jefferson-Pilot Life Insurance Company

3.  INVESTMENTS (CONTINUED)

During 1996, 1995 and 1994, the Company transferred securities classified as available for sale to the defined benefit pension plans of the Company and its affiliates. Equity securities with cost of $5.1 million and fair value of $26.7 million were transferred during 1996, and gains of $21.6 million were recognized. Equity securities with cost of $7.1 million and value of $33.4 million were transferred during 1995, and gains of $26.3 million were recognized. The transfer in 1994 included debt securities with amortized cost of $48.9 million and equity securities with a cost of $7.8 million. The securities transferred in 1994 had an aggregate value of $75.0 million on the date of transfer and a gain of $18.3 million was recognized.

4.  DERIVATIVES

USE OF DERIVATIVES

The Company's investment policy permits the use of derivative financial instruments such as interest rate swaps in certain circumstances. At December 31, 1996, a single interest rate swap is being held to modify annuity crediting rates. The notional amount is $12.5 million, with the Company receiving a fixed rate of 6.78% and paying a floating rate based on LIBOR (5.56% as of December 31, 1996). No interest rate swaps were held at December 31, 1995.

The interest rate swap is used to modify the interest characteristics of a certain block of annuity contract deposits. Interest is exchanged periodically on the notional value, with the Company receiving a fixed rate and paying a short-term LIBOR rate on a net exchange basis. The net amount received or paid under this swap is reflected as an adjustment to insurance and annuity benefits.

CREDIT AND MARKET RISK

The Company is exposed to credit risk in the event of non-performance by counterparties to swap agreements. The Company limits this exposure by entering into swap agreements with counterparties having high credit ratings and by regularly monitoring the ratings.

The Company's credit exposure on swaps is limited to the fair value of swap agreements that are favorable to the Company. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material adverse effect on the Company's financial position or results of operations.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of swap agreements and the related credited interest on annuities.

5.  DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs for the years ended December 31 follows (in thousands):

                                                                       YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Balance, beginning                                       $531,341       $323,015       $272,314
     Deferral:
       Commissions                                              67,135         61,810         43,369
       Other                                                    26,921         20,293         19,306
                                                            ----------------------------------------
                                                                94,056         82,103         62,675
     Amortization                                              (86,799)       (46,189)       (22,265)
                                                            ----------------------------------------
     Net deferral reflected in expenses                          7,257         35,914         40,410

     Addition for KCL assumption                                39,554        223,883              -
     Adjustment related to unrealized losses
       (gains) on certain securities                            34,283        (51,471)        10,291
                                                            ----------------------------------------
     Balance, ending                                          $612,435       $531,341       $323,015
                                                            ----------------------------------------
                                                            ----------------------------------------

6.  POLICY LIABILITIES INFORMATION

INTEREST RATE ASSUMPTIONS

The liability for future policy benefits associated with ordinary life insurance policies issued by the Company has been determined using interest rate assumptions which vary by year of issue and range from 3% to 9.9% for participating policies, remaining level for all durations. For nonparticipating policies, assumed interest rates grade uniformly over 20 to 30 years with initial rates ranging from 3% to 9.75% and ultimate rates ranging from 3% to 6%. Interest rate assumptions for weekly premium, monthly debit and term life insurance products generally fall within the same ranges as those pertaining to individual life insurance policies.

Credited interest rates for universal life-type products approximated 6.26% in 1996, 6.35% in 1995 and 6.5% in 1994. For annuity products, credited rates generally ranged from 4.75% to 8.25% during 1996, 5.2% to 6.35% during 1995 and 5% to 6.5% during 1994.

MORTALITY AND WITHDRAWAL ASSUMPTIONS

The Company's assumed mortality rates are generally based on experience multiples applied to select and ultimate tables commonly used in the industry. Withdrawal assumptions for individual life insurance policies are based on historical Company experience and vary by issue age, type of coverage and policy duration.

For immediate annuities issued prior to 1987, mortality assumptions are based on blends of the 1971 Individual Annuity Mortality Table and the 1969-71 U.S. Life Tables. For similar products issued after 1986, mortality assumptions are based on blends of the 1983a and 1979-81 U.S. Life tables.

ACCIDENT AND HEALTH, AND DISABILITY INSURANCE LIABILITIES ACTIVITY

Activity in the liabilities for accident and health, and disability insurance benefits, including reserves for future policy benefits and unpaid claims and claim adjustment expenses, is summarized below (in thousands):

                                                                       YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Balance as of January 1                                  $273,659       $266,046       $262,164
     Less reinsurance recoverables                              14,262         12,524         11,312
                                                            ----------------------------------------
     Net balances as of January 1                              259,397        253,522        250,852

     Amount incurred, related to:
       Current year                                            401,433        403,469        397,641
       Prior years                                             (62,979)       (73,145)       (88,692)
                                                            ----------------------------------------
                                                               338,454        330,324        308,949
     Amount paid, related to:
       Current year                                            245,978        242,483        228,233
       Prior years                                              91,431         81,966         78,046
                                                            ----------------------------------------
                                                               337,409        324,449        306,279
     Net balance as of December 31                             260,442        259,397        253,522
     Plus reinsurance recoverables                              27,238         14,262         12,524
                                                            ----------------------------------------
     Balance as of December 31                                $287,680       $273,659       $266,046
                                                            ----------------------------------------
                                                            ----------------------------------------

     Balance as of December 31 included with:
       Future policy benefits                                 $156,016       $130,435       $116,558
       Policy and contract claims                              131,664        143,224        149,488
                                                            ----------------------------------------
                                                              $287,680       $273,659       $266,046
                                                            ----------------------------------------
                                                            ----------------------------------------

The Company uses conservative estimates for determining its liability for accident and health, and disability benefits, which are based on historical claim payment patterns and attempt to provide for potential adverse changes in claim patterns and severity. Lower than anticipated claims resulted in adjustments to the liability for accident and health, and disability benefits in each of the years presented.

7.  STATUTORY FINANCIAL INFORMATION

The Company prepares financial statements on the basis of statutory accounting practices (SAP) prescribed or permitted by the North Carolina Department of Insurance. Prescribed SAP include a variety of publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations and administrative rules. Permitted SAP encompass all accounting practices not so prescribed. The impact of permitted accounting practices on statutory capital and surplus is not significant for the Company.

The principal differences between SAP and generally accepted accounting principles (GAAP) as they relate to the financial statements of the Company are
(1) policy acquisition costs are expensed as incurred under SAP, whereas they are deferred and amortized under GAAP, (2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided, (3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP, (4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP, (6) no provision is made for deferred income taxes under SAP, and (7) certain assets are not admitted for purposes of determining surplus under SAP.

Net income and capital and surplus of the Company on the basis of SAP is as follows (in thousands):

                                                                   STATUTORY ACCOUNTING PRACTICES
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Statutory Accounting Practices:
       Before gain recognized upon transfer
         of subsidiary to parent company                      $204,874       $179,210       $158,298
       Gain recognized upon transfer of
         subsidiary to parent company in an
         extraordinary dividend                                      -        275,652              -
                                                            ----------------------------------------
       Reported net income for the year ended
         December 31                                          $204,874       $454,862       $158,298
                                                            ----------------------------------------
                                                            ----------------------------------------
     Statutory capital and surplus as of
         December 31                                          $894,559       $830,236       $971,553
                                                            ----------------------------------------
                                                            ----------------------------------------

The General Statutes of North Carolina limit the amount of dividends that the Company may pay annually without first obtaining regulatory approval.
Generally, the limitations are based on a combination of statutory net gain from operations for the preceding year, 10% of statutory surplus at the end of the preceding year, and dividends and distributions made within the preceding twelve months. During 1995, the Company paid the parent company the maximum amount of dividends permitted without approval. Also during 1995, the Company transferred its interest in a wholly-owned subsidiary, the principal asset of which is NationsBank Corporation common stock, to the parent company in an extraordinary dividend approved by the North Carolina Department of Insurance. For SAP reporting purposes, the Company carried the subsidiary at statutory equity value of approximately $327 million on the transfer date with an unrealized gain of $276 million included in surplus. Upon transfer, the Company recognized a gain in its statutory statement of operations and a dividend equal to the carrying amount. The dividend was recorded at cost in the Company's GAAP financial statements and no gain was recognized. All dividends paid in 1996 required regulatory approval. At December 31, 1996, regulatory approval would be required for any dividends in 1997.

Risk-Based Capital ("RBC") requirements promulgated by the NAIC require life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk pertaining to its investments, insurance risk, interest rate risk and general business risk. As of December 31, 1996, the Company's adjusted capital and surplus exceeded its authorized control level RBC.

8.  INCOME TAXES

Income taxes as reported in the statements of income are as follows (in thousands):

                                                                       YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Current expense                                          $ 98,422        $98,112        $88,905
     Deferred expense (benefit)                                  2,888           (669)         6,619
                                                            ----------------------------------------
     Aggregate reported income taxes                          $101,310        $97,443        $95,524
                                                            ----------------------------------------
                                                            ----------------------------------------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                  1996           1995           1994
                                                            -----------------------------------------
     Federal income tax rate                                      35.0%          35.0%          35.0%
     Reconciling items:
       Tax exempt interest and dividends
         received deduction                                       (2.7)          (1.8)          (2.3)
       Other, net                                                  1.4           (0.6)           0.2
                                                            -----------------------------------------
     Effective income tax rate                                    33.7%          32.6%          32.9%
                                                            -----------------------------------------
                                                            -----------------------------------------

The tax effects of temporary differences that result in significant deferred income tax assets and deferred income tax liabilities are as follows (in thousands):

                                                                                    DECEMBER 31
                                                                                1996           1995
                                                                           -------------------------
     Deferred income tax assets:
       Difference in policy liabilities                                    $  122,859     $  170,891
       Obligation for postretirement benefits other
         than pensions                                                          8,136          8,793
       Other deferred income tax assets                                        20,730         11,448
                                                                           -------------------------
     Gross deferred income tax assets                                         151,725        191,132
     Deferred income tax liabilities:
       Net unrealized gains on securities available for sale                  110,500        144,046
       Deferral of policy acquisition costs                                   116,050        157,395
       Deferred gain recognition for income tax purposes                       16,357         15,474
       Other deferred income tax liabilities                                   19,513         15,570
                                                                           -------------------------
     Gross deferred income tax liabilities                                    262,420        332,485
                                                                           -------------------------
     Net deferred income tax liabilities included in
       balance sheets                                                      $(110,695)     $(141,353)
                                                                           -------------------------
                                                                           -------------------------

Federal income tax returns for all years through 1992 are closed. In the opinion of management, recorded income tax liabilities adequately provide for all remaining open years.

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus". The Company has approximately $91 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. The Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related deferred tax liability has been recognized. If the entire balance of the account became taxable under the current federal rate, the tax would approximate $32 million.

9.  RETIREMENT BENEFIT PLANS

PENSION PLANS

The Company has defined benefit pension plans covering substantially all employees and full time life insurance agents. The plans provide benefits based on annual compensation and years of service. The plans are noncontributory and are funded through group annuity contracts issued by the Company. The assets of the plans are those of the related contracts, and are primarily held in separate accounts of the Company. The funding policy is to contribute annually no more than the maximum amount deductible for federal income tax purposes.

The components of pension expense were as follows (in thousands):

                                                                        YEAR ENDED DECEMBER 31
                                                                 1996           1995           1994
                                                            ----------------------------------------
     Service cost, benefits earned during the year            $  3,935       $  3,961       $  4,490
     Interest cost on projected benefit obligation               9,954          9,542         10,084
     Actual return on plan assets                              (20,564)       (30,531)       (11,016)
     Net amortization and deferral                               6,662         16,403         (2,825)
                                                            ----------------------------------------
     Pension (income) expense                                 $    (13)      $   (625)      $    733
                                                            ----------------------------------------
                                                            ----------------------------------------

The following table sets forth the funded status of the plans and amounts recognized in the balance sheets (in thousands):

                                                                    DECEMBER 31
                                                                1996           1995
                                                            -------------------------
     Actuarial present value of benefit obligation:
       Vested benefit obligation                              $162,127       $172,757
                                                            -------------------------
                                                            -------------------------
       Accumulated benefit obligation                         $164,593       $174,469
                                                            -------------------------
                                                            -------------------------

     Projected benefit obligation                             $184,604       $177,836
     Plan assets at fair value                                 229,718        220,465
                                                            -------------------------
     Plan assets in excess of projected benefit obligation      45,114         42,629
       Unrecognized net gain                                   (33,163)       (30,106)
       Unrecognized net asset                                  (14,421)       (16,747)
       Unrecognized prior service cost                           6,741          7,777
                                                            -------------------------
     Prepaid pension cost                                     $  4,271       $  3,553
                                                            -------------------------
                                                            -------------------------

Certain assumptions used in determining the funded status of the plans were as follows:

                                                         YEAR ENDED DECEMBER 31
                                                   1996           1995           1994
                                                  ------------------------------------
     Discount rate                                    7%             7%          7.75%
     Expected long-term rate of return
       on plan assets                                 8%             8%             8%
     Rate of increase in compensation levels          5%             5%          5.75%

The increase in projected benefit obligation attributable to the reduction in discount rate in 1995 was offset primarily by the combined effects of reducing the assumed rate of compensation increase and increasing the assumed turnover rate.

Benefits provided to retirees by annuity contracts issued by the Company approximated $11.3 million in 1996, $9.9 million in 1995 and $8.9 million in 1994.

OTHER POSTRETIREMENT BENEFIT PLANS

The Company sponsors contributory health care and life insurance benefit plans for eligible retired employees, qualifying retired agents and certain surviving spouses. Substantially all of the Company's employees and qualifying agents may become eligible for these benefits if they reach retirement age or become disabled while employed by the Company and meet certain years-of-service requirements. Most of the postretirement health care and life insurance benefits are provided through the Company. The Company contributes to a welfare benefit trust from which future benefits will be paid. The Company accrues the cost of providing postretirement benefits other than pensions during the employees' active service periods.

The components of nonpension postretirement benefits expense for 1996, 1995 and 1994 were as follows (in thousands):

                                                          HEALTH CARE BENEFITS                        LIFE INSURANCE BENEFITS
                                                  --------------------------------------------------------------------------------
                                                   1996           1995           1994           1996           1995           1994
                                                  --------------------------------------------------------------------------------
Service cost, benefits earned
  during the year                                  $434           $321           $349           $268           $205           $227
Interest cost on accumulated
  benefit obligation                                757            783            760            691            660            662
Actual return on plan assets                       (175)          (117)           (47)          (258)          (151)           (59)
Net amortization and deferral                      (787)          (849)          (786)          (217)          (234)          (182)
                                                  --------------------------------------------------------------------------------
Nonpension postretirement benefits
  expense                                          $229           $138           $276           $484           $480           $648
                                                  --------------------------------------------------------------------------------
                                                  --------------------------------------------------------------------------------

The following table sets forth the funded status of the Company's postretirement health care and life insurance plans as of December 31, 1996 and 1995 (in thousands):

                                                                 HEALTH CARE BENEFITS        LIFE INSURANCE BENEFITS
                                                                 1996           1995           1996           1995
                                                            --------------------------------------------------------
Plan assets at fair value                                     $  2,260       $  1,756       $  3,403       $  2,509
Accumulated postretirement benefit obligation:
    Retirees and surviving spouses                               8,675          7,650          6,937          7,578
    Fully eligible active                                          661            618          1,320            900
    Other active participants                                    2,096          3,004          2,175          1,726
                                                            --------------------------------------------------------
                                                                11,432         11,272         10,432         10,204
Accumulated postretirement benefit
  obligation in excess of plan assets                           (9,172)        (9,516)        (7,029)        (7,695)
Unrecognized prior service benefit                              (6,256)        (6,667)        (1,962)        (1,960)
Unrecognized net (gain) loss                                      (467)          (612)         1,867          1,327
                                                            --------------------------------------------------------
Accrued postretirement benefit cost                           $(15,895)      $(16,795)      $ (7,124)      $ (8,328)
                                                            --------------------------------------------------------
                                                            --------------------------------------------------------

Certain assumptions used in determining the funded status of the plans were as follows:

                                                                  1996           1995           1994
                                                                 -----------------------------------
Discount rate                                                      7.5%             7%             8%
Expected long-term rate of return on plan assets                     9%             9%             9%

Benefits do not take into consideration compensation increases. The Company's postretirement health care plan limits annual benefit increases to a maximum rate of 4%. Because future health care cost trend rates of 4% have been assumed in determining the accumulated postretirement benefit obligation as of December 31, 1996, future health care cost increases exceeding 4% per year will have no effect on the Company's obligation.

DEFINED CONTRIBUTION PLANS

Effective January 1, 1995, the Company adopted defined contribution retirement plans covering most employees and full-time agents. The Company matches a portion of participant contributions and makes profit sharing contributions to a fund which acquires and holds shares of Jefferson-Pilot Corporation's common stock. Plan assets are invested under a group variable annuity contract issued by the Company. The Company expensed approximately $2.3 and $1.0 million related to the plan during 1996 and 1995, respectively.

10.  REINSURANCE

The Company attempts to reduce its exposure to significant individual claims by reinsuring portions of certain individual life insurance policies and annuity contracts written. The Company reinsures the portion of an individual life insurance risk that exceeds $1 million, with an additional $250,000 retention for accidental death benefits. Individual life insurance risks assumed in the KCL transaction that exceed $350,000 are also reinsured. The Company also attempts to reduce exposure to losses that may result from unfavorable events or circumstances by reinsuring certain levels and types of accident and health insurance risks underwritten. The Company assumes portions of the life and accident and health risks underwritten by certain other insurers on a limited basis, but amounts related to assumed reinsurance are not material to the financial statements.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to the Company. The Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk related to reinsurance activities. No significant credit losses resulted from the Company's reinsurance activities during the three years ended December 31, 1996.

The effects of reinsurance on total premiums and other considerations and total benefits are as follows (in thousands):

                                                                      YEAR ENDED DECEMBER 31
                                                                1996           1995           1994
                                                            ----------------------------------------
Premiums and other considerations,
  before effect of reinsurance ceded                          $919,560       $807,076       $670,150
Less premiums and other considerations ceded                    58,055         31,958         15,007
                                                            ----------------------------------------
Net premiums and other considerations                         $861,505       $775,118       $655,143
                                                            ----------------------------------------
                                                            ----------------------------------------

Benefits, before reinsurance recoveries                       $884,806       $774,011       $641,767
Less reinsurance recoveries                                     52,311         25,965         13,911
                                                            ----------------------------------------
Net insurance and annuity benefits                            $832,495       $748,046       $627,856
                                                            ----------------------------------------
                                                            ----------------------------------------

11.  DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

The carrying values and fair values of financial instruments as of December 31 are summarized as follows (in millions):

                                                          1996                          1995
                                                ----------------------------------------------------
                                                CARRYING         FAIR         CARRYING         FAIR
                                                  VALUE          VALUE          VALUE          VALUE
                                                ----------------------------------------------------
FINANCIAL ASSETS
Debt securities available for sale               $2,710         $2,710          2,731         $2,731
Debt securities held to maturity                  1,849          1,874          1,761          1,846
Equity securities available for sale                421            421            431            431
Equity securities trading portfolio                  23             23             46             46
Mortgage loans                                    1,014          1,056            894            977
Policy loans                                        235            228            238            240
Due from affiliates                                  42             41             27             27

FINANCIAL LIABILITIES
Annuity contract liabilities
  in accumulation phase                           1,379          1,319          1,342          1,279
Securities sold under repurchase
  agreements                                        199            199            196            196

The fair values of cash, cash equivalents, balances due on account from agents, reinsurers and others, and accounts payable approximate their carrying amounts as reflected in the balance sheets due to their short-term maturity or availability. Assets and liabilities related to the Company's separate accounts are reported at fair value in the accompanying balance sheets.

The fair values of debt and equity securities have been determined from nationally quoted market prices and by using values supplied by independent pricing services and discounted cash flow techniques. These fair values are disclosed together with carrying amounts in Note 3. Fair values for affiliate bonds discussed in Note 1 are determined using similar sources.

The fair value of the mortgage loan portfolio has been estimated by discounting expected future cash flows using the interest rate currently offered for similar loans.

The fair value of policy loans outstanding for traditional life products has been estimated using a current risk-free interest rate applied to expected future loan repayments projected based on historical repayment patterns. The fair values of policy loans on universal life-type and annuity products approximate carrying values due to the variable interest rates charged on those loans.

Annuity contracts issued by the Company do not generally have defined maturities. Therefore, fair values of the Company's liabilities under annuity contracts, the carrying amounts of which are included with policyholder contract deposits in the accompanying balance sheets, are estimated to equal the cash surrender values of the underlying contracts.

The fair value of the liability for securities sold under repurchase agreements approximates its carrying amounts, which amounts include accrued interest.

The fair value of interest rate swaps that hedge annuity contract deposits have not been recorded on the balance sheet and are not significant.

12.  COMMITMENTS AND CONTINGENT LIABILITIES

The Company routinely enters into commitments to extend credit in the form of mortgage loans and to purchase certain debt instruments for its investment portfolio in private placement transactions. The fair value of outstanding commitments to fund mortgage loans and to acquire debt securities in private placement transactions, which are not reflected in the balance sheets, approximates $97 million as of December 31, 1996.

The Company is a defendant in a proposed class action suit alleging deceptive practices, fraudulent and negligent misrepresentation and breach of contract in the sale of certain life insurance policies using policy performance illustrations which used then current interest or dividend rates and insurance charges and illustrated that some or all of the future premiums might be paid from policy values rather than directly by the insured. The claimant's actual policy values exceeded those illustrated on a guaranteed basis, but were less than those illustrated on a then current basis due primarily to the interest crediting rates having declined along with the overall decline in interest rates in recent years. Unspecified compensatory and punitive damages, costs and equitable relief are sought. While management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome, management believes that it has made appropriate disclosures to policyholders as a matter of practice and intends to vigorously defend its position.

In the normal course of business, the Company is involved in various lawsuits. Because of the considerable uncertainties that exist, the Company cannot predict the outcome of pending or future litigations. However, management believes that the resolution of pending legal proceedings will not have a material adverse effect on the Company's financial position or liquidity, but could have a material adverse effect on the results of operations for a specific period.

The Company leases electronic data processing equipment and field office space under noncancelable operating lease agreements. The lease terms generally range from three to five years. Annual rent expense approximated $9 million in 1996 and $6 million in both 1995 and 1994. Future rental commitments are not significant.

13.  SUPPLEMENTAL CASH FLOW INFORMATION

The accompanying 1995 statement of stockholder's equity reflects a noncash dividend in the amount of $72.4 million representing the Company's equity in a wholly-owned subsidiary transferred to the Company's parent company during 1995 (see Note 7).

Cash payments for interest on financing arrangements totaled $11 million in 1996, $17 million in 1995 and $8 million in 1994. Interest expense totaled $10.9 million, $15.7 million and $9.6 million in 1996, 1995 and 1994, respectively. Cash payments for income taxes totaled $99 million, $74 million (net of refunds of $5 million) and $98 million in 1996, 1995 and 1994, respectively.

                         Report of Independent Auditors


To the Board of Directors
Jefferson-Pilot Life Insurance Company
Greensboro, North Carolina

We have audited the accompanying balance sheet of Jefferson-Pilot Life Insurance Company (a wholly-owned subsidiary of Jefferson-Pilot Corporation) as of December 31, 1996, and the related statements of income, stockholder's equity and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Jefferson-Pilot Life Insurance Company for the years ended December 31, 1995 and 1994 were audited by other auditors, whose report dated February 6, 1996 expressed an unqualified opinion on those statements and included an explanatory paragraph that related to the change in the Company's method of accounting for certain investments in debt and equity securities discussed in Notes 1 and 3 to these financial statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 financial statements referred to above present fairly, in all material respects, the financial position of Jefferson-Pilot Life Insurance Company as of December 31, 1996, and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.


                                       /S/ ERNST & YOUNG LLP
                                           ERNST & YOUNG LLP

March 14, 1997

                      INDEPENDENT AUDITOR'S REPORT

To the Board of Directors
Jefferson-Pilot Life Insurance Company
Greensboro, North Carolina

We have audited the accompanying balance sheets of Jefferson-Pilot Life Insurance Company as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson-Pilot Life Insurance Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.

As disclosed in the notes to financial statements, the Company changed its method of accounting for certain investments in debt and equity securities in 1994 and changed its method of accounting for postretirement benefits other than pensions in 1993.

/s/ McGladrey & Pullen, LLP

Greensboro, North Carolina
February 6, 1996

                                        PART C

                                  OTHER INFORMATION

Item 24. Financial Statements and Exhibits
-------- ---------------------------------

(a) Financial Statements.

Included in Part B of the Registration Statement:

    Jefferson-Pilot Separate Account A

         Statements of Assets and Liabilities at December 31, 1996

         Statements of Operations for the Year Ended
              December 31, 1996

         Statements of Changes in Net Assets for
              the Years Ended December 31, 1996 and 1995

         Notes to Financial Statements

         Report of Independent Certified Public
              Accountant

    Statements of Depositor - Jefferson-Pilot
     Life Insurance Company

         Balance Sheets at December 31, 1996 and
              1995

         Statements of Income for the Years
              Ended December 31, 1996, 1995 and
              1994

         Statements of Stockholder's Equity for the Years Ended December 31, 1996, 1995
              and 1994

         Statements of Cash Flows for the
              Years Ended December 31, 1996, 1995
              and 1994

         Notes to Financial Statements


         Report of Independent Auditors

(b) Exhibits.

              (1) Resolution of the Board of Directors of Depositor authorizing the establishment of Registrant. (incorporated by reference to the Form N-4 registration statement of Jefferson-Pilot Separate Account A, (the "Registrant") filed with the Securities and Exchange Commission (the "Commission")) (File No. 33-11084).

              (2)  None

              (3) Distribution Agreement between the Registrant and Jefferson-Pilot Investor Services, Inc., dated June 29, 1994 (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

              (4)  (a)  Form of variable annuity contract ("AlphaFLEX").
                        (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

                   (b) Form of variable annuity contract ("Alpha"). (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

              (5) Form of application used with variable annuity (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

              (6) (i) Articles of Incorporation. (incorporated by reference to the Form N-4 registration statement of the Registrant filed with the Commission (File No. 33-11084).

              (6) (ii) By-Laws (incorporated by reference to Post Effective Amendment No. 8 to the Registrant's Form N-4 registration statement filed with the Commission on May 2, 1994.) (File No. 33-11084).

              (6) (iii) Articles of Amendment to Restated Charter.
                        (incorporated by reference to Post Effective Amendment No. 2 to the Registrant's Form N-4, filed with the Commission on April 29, 1988.) (File No. 33-11084).

              (7)  None.

              (8)  None.

              (9) Consent and Opinion of Counsel. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

              (10) (a)  Consent of Ernst & Young LLP.

                   (b)  Consent of McGladry & Pullen LLP.

              (11) None.

              (12) None.

              (13) None.

              (14) Powers of Attorney (incorporated by reference to the
                   Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

              (15) (a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Jefferson-Pilot Life Insurance Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

                   (b) Form of Participation Agreement Among Variable Insurance Products Fund, II, Fidelity Distributors Corporation and Jefferson-Pilot Life Insurance Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on July 1, 1994.) (File No. 33-11084).

                   (c) Form of Participation Agreement Among Alexander Hamilton Variable Insurance Trust, Alexander Hamilton Capital Management, Inc. and Jefferson-Pilot Life Insurance Company.

                   (d) Form of Participation Agreement Among MFS Variable Insurance Trust, Jefferson-Pilot Life Insurance Company and Massachusetts Financial Services Company. (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on May 3, 1996.) (File No. 33-11084).

                   (e) Form of Participation Agreement Among The Alger American Fund, Jefferson-Pilot Life Insurance Company and Fred Alger and Company, Incorporated.
                        (incorporated by reference to the Registrant's Form N-4 registration statement filed with the Commission on May 3, 1996.) (File No. 33-11084).

              (16) Schedule of Computation of Performance.


ITEM 25. DIRECTORS AND OFFICERS OF JEFFERSON-PILOT LIFE INSURANCE COMPANY*


DIRECTORS

William E. Blackwell


                                       Robert G. Greer
                                       Bank of Tanglewood
Edwin B. Borden                        500 Chimney Rock
Borden Manufacturing Company           Houston, TX  77056
PO Drawer P
Goldsboro, NC  27533                   George W. Henderson, III

                                       Burlington Industries, Inc.
William H. Cunningham                  3330 W. Friendly Ave.
The University of Texas System         Greensboro, NC 27410
601 Colorado, O'Henry Hall
Austin, TX  78701                      Hugh L. McColl, Jr.

                                       NationsBank Corporation
C. Randolph Ferguson                   NC 1-007-5801
                                       100 North Tryon Street
Dennis R. Glass                        Charlotte, NC  28255

E. S. Melvin
The Joseph M. Bryan Foundation of      Robert H. Spilman
Greater Greensboro, Inc.               Bassett Furniture Industries, Inc.
324 West Wendover Avenue, Suite 207    PO Box 626
Greensboro, NC  27408                  Bassett, VA  24055

Kenneth C. Mlekush                     David A. Stonecipher

William Porter Payne                   Martha Ann Walls
NationsBank Corporation                Southern Newspapers, Inc.
600 Peachtree Street, NE               1050 Wilcrest Drive
55th Floor                             Houston, TX  77042
Atlanta, GA  30308-2214
                                       E. Jay Yelton
Donald S. Russell, Jr.
Attorney at Law
One Tiftgreen Circle
Columbia, SC 29223



OFFICERS*


David A. Stonecipher - President and Chief Executive Officer
C. Randolph Ferguson - Executive Vice President - Group
Dennis R. Glass - Executive Vice President, Chief Financial Officer and
     Treasurer
John D. Hopkins - Executive Vice President and General Counsel
Kenneth C. Mlekush - Executive Vice President - Individual
E. Jay Yelton - Executive Vice President - Investments
Reggie D. Adamson - Senior Vice President - Finance
Darryl D. Andrews - Senior Vice President - Information Systems
Byron C. Burkehart - Senior Vice President - Group National Operations
Charles Phillip Elam II - Senior Vice President and Annuity Actuary
John C. Ingram - Senior Vice President - Securities
David B. Jarvis - Senior Vice President - Bank Assurance
Curtis R. Lashley, M.D. - Senior Vice President and Corporate Medical Director Frank G. Mahoney - Senior Vice President - Annuity and Investment Products Donna D. Newton - Senior Vice President - Group N.C. Operations
Edward W. O'Neil - Senior Vice President and Group Actuary
Hal B. Phillips, Jr. - Senior Vice President and Chief Actuary
Hoyt J. Phillips - Senior Vice President - Human Resources
James T. Ponder - Senior Vice President - Special Markets
Ronald H. Ridlehuber - Senior Vice President - Independent Marketing
William L. Seawell, II - Senior Vice President - Ordinary Marketing
Dale E. Cooper - Vice President - Variable Annuities
Valerie W. Loftin - Vice President - Annuity Operations
Robert A. Reed - Vice President, Secretary and Associate General Counsel
Donna L. Drew - Second Vice President - Annuity Processing
     32991 Hamilton Court, Farmington Hills, MI 48334
Paul F. Warnock - Second Vice President and Associate Actuary
David Mattinson - Second Vice President Annuity Accounting



* The Principal Business Address for each Director and Officer of the Depositor is, unless otherwise indicated, 100 North Greene Street, Greensboro, North Carolina 27401

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

              The Depositor established the Registrant by action of its Board of Directors pursuant to North Carolina law. The Depositor is a wholly-owned subsidiary of Jefferson-Pilot Corporation, which is a publicly owned company. Both of these companies are North Carolina companies.

              Separate financial statements are filed for the Registrant. All of Jefferson-Pilot Corporation's subsidiaries' financial statements are included in Jefferson-Pilot Corporation's consolidated financial statements.

              The following is a list of corporations controlled by Jefferson-Pilot Corporation.

                                                                  Percent of
                                                              Voting Securities
                                       State of             Owned by Jefferson-
Name                                 Incorporation           Pilot Corporation
----                                 -------------          -------------------
Jefferson-Pilot Life                 North Carolina                  100%
 Insurance Company


Jefferson-Pilot Investor             North Carolina                  100%
  Services, Inc.


Jefferson - Pilot                    North Carolina                  100%
 Communications Company

Alexander Hamilton Life              Michigan                        100%
 Insurance Company of America


AH (Michigan) Life Insurance         Michigan                        100%
  Company

First Alexander Hamilton             New York                        100%
  Life Insurance Company

Chubb Life Insurance Company         New Hampshire                   100%
  of America

Chubb Colonial Life Insurance        New Jersey                      100%
  Company

Chubb Sovereign Life Insurance       New Hampshire                   100%
  Company

Chubb Securities Corporation         New Hampshire                   100%


              Omitted from the list are subsidiaries of Jefferson-Pilot Corporation and the other companies listed which, considered in the aggregate as a single subsidiary, would not constitute a significant subsidiary. Because none of the companies listed is a subsidiary of Registrant, only the financial statements of Registrant are filed.

ITEM 27.      NUMBER OF CONTRACT HOLDERS


              As of March 31, 1997, the number of contract owners of these qualified contracts of Jefferson-Pilot Separate Account A was 4,525 and on that same date the number of contract holders of these non-qualified contracts of Jefferson-Pilot Separate Account A was 1,491.


ITEM 28.      INDEMNIFICATION

              The Jefferson-Pilot Corporation, pursuant to resolution of its Board of Directors, agrees to indemnify the officers and directors of Jefferson-Pilot Investor Services, Inc. and Jefferson-Pilot Life Insurance Company against any liability to the extent permitted by law. That resolution reads as follows:

                   1. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, including all appeals, by reason of the fact that he/she is or was a director, officer, or employee of the Corporation, or is or was serving at the request of the Corporation as a director, trustee, officer, employee, or agent of another Corporation, partnership, joint venture, trust, or other enterprise, or as a committee member, trustee or administrator under an employee benefit plan (all such persons hereinafter sometimes referred to as "employee"), against expenses (including attorneys' fees), judgments, decrees, fines, penalties, and amounts paid in settlement actually and reasonably incurred by such employee in connection with such action, suit or proceeding, except that no indemnification shall be made in respect of any liability or litigation expense which such employee may incur on account of that employee's activities which were at the time taken, known or believed by that employee to be clearly in conflict with the best interests of the Corporation. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the employee knew or believed the activities were clearly in conflict with the best interests of the Corporation.

                   2. Any indemnification under Section 1 (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the employee is proper in the circumstances because the employee did not know or believe, at the time, that the activities were clearly in conflict with the best interests of the Corporation. Such determination shall be made (a) by a majority vote of directors acting at a meeting at which a quorum is present, or
              (b) if such quorum is not obtainable (or even of obtainable), and a majority of directors so direct, by independent legal counsel (compensated by the Corporation) in a written opinion, or (c) by the affirmative vote of the holders of a majority of the shares entitled to vote in the election of directors.

                   3. Expenses of each employee indemnified hereunder incurred in defending a civil, criminal, administrative, or investigative action, suit, or proceeding (including all appeals), or threat thereof, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors, upon receipt of an undertaking by or on behalf of the employee, to repay such amount unless it shall ultimately be determined that the employee is entitled to be indemnified by the Corporation.

                   4. The indemnification provided by the Resolution shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled as a matter of law, any agreement, vote of shareholders, any insurance purchased by the Corporation, or otherwise, both as to action in the employee's official capacity and as to action in another capacity while holding such office, and shall continue as to any employee who has ceased to be director, officer, or employee and shall inure to the benefit of the heirs, executors, and administrators of such an employee.

                   5. The Corporation may purchase and maintain insurance on behalf of any employee who is or was a director, officer, or employee of the Corporation, or is or was serving at the request of the Corporation as a director, trustee, officer, or employee of another corporation, partnership, joint venture, trust, or other enterprise against any liability asserted against the employee and incurred by the employee in any such capacity, or arising out of the employee's status as such, whether or not the Corporation would have the power to indemnify the employee against such liability under the provisions of this Resolution or of the North Carolina Business Corporation Act.


The North Carolina law applicable to indemnification of directors and officers reads as follows:

                              PART 5.   INDEMNIFICATION

55-8-50 POLICY STATEMENT AND DEFINITIONS -- (a) It is the public policy of this State to enable corporations organized under this Chapter to attract and maintain responsible, qualified directors, officers, employees and agents, and, to that end, to permit corporations organized under this Chapter to allocate the risk of personal liability of directors, officers, employees and agents through indemnification and insurance as authorized in this Part.

    (b)  Definitions in this Part:

    (1) "Corporation" includes any domestic or foreign predecessor entity of a corporation in a merger or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

    (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise. A director is considered to be serving an employee benefit plan at the corporation's request if his duties to the corporation also impose duties on, or otherwise involve services by, him to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate of personal representatives of a director.

    (3) "Expenses" means expenses of every kind incurred in defending a proceeding, including counsel fees.


    (4) "Liability" means the obligation to pay a judgment, settlement, penalty, fine (including an excise tax assessed with respect to an employee benefit plan), or reasonable expenses incurred with respect to a proceeding.

    (5) "Official capacity" means (i) when used with respect to a director, the office of director in a corporation: and (ii) when used with respect to an individual other than a director, as contemplated in G.S. 55-8-56 the office in a corporation held by the officer or the employment or agency relationship undertaken by the employee or agent on behalf of the corporation. "Official capacity" does not include service for any other foreign or domestic corporation or any partnership, joint venture, trust, employee benefit plan, or other enterprise.

    (6) "Party" includes an individual who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

    (7) "Proceeding" means by threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

55-8-51 AUTHORITY TO INDEMNIFY -- (a) Except as provided in subsection (d), a corporation may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if:

    (1)  He conducted himself in good faith; and

    (2) He reasonably believed (i) in the case of conduct in his official capacity with the corporation, that his conduct was in its best interests; and
(ii) in all other cases, that his conduct was at least not opposed to its best interests; and

    (3) In the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful.

    (b) A director's conduct with respect to an employee benefit plan for a purpose he reasonably believed to be in the interests of the participants in and beneficiaries of the plan is conduct that satisfies the requirement of subsection (a)(2)(ii).


    (c) The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of no contest or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described under this section.


    (d)  A corporation may not indemnify a director under this section:

    (1) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

    (2) In connection with any other proceeding charging improper personal benefit to him, whether or not involving action in his official capacity, in which he was adjudged liable on the basis that personal benefit was improperly received by him.

    (e) Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation that is concluded without a final adjudication on the issue of liability is limited to reasonable expenses incurred in connection with the proceeding.

    (f) The authorization, approval or favorable recommendations by the board of directors of a corporation of indemnification, as permitted by this section, shall not be deemed an act or corporate transaction in which a director has a conflict of interest, and no such indemnification shall be void or voidable on such ground.

55-8-52 MANDATORY INDEMNIFICATION -- Unless limited by its articles of incorporation, a corporation shall indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

55-8-53 ADVANCE FOR EXPENSES -- Expenses incurred by a director in defending a proceeding may be paid by the corporation in advance of the final disposition of such proceeding as authorized by the board of directors in the specific case or as authorized or required under any provision in the articles of incorporation or bylaws or by any applicable resolution or contract upon receipt of an undertaking by or on behalf of the director to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the corporation against such expenses.

55-8-54 COURT-ORDERED INDEMNIFICATION -- Unless a corporation's articles of incorporation provide otherwise, a director of the corporation who is a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court after giving any notice the court considers necessary may order indemnification if it determines:


    (1) The director is entitled to mandatory indemnification under G.S. 55-8-52 in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification; or

    (2) The director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not he met the standard of conduct set forth in G.S. 55-8-51 or was adjudged liable as described in G.S. 55-8-51(d), but if he was adjudged so liable his indemnification is limited to reasonable expenses incurred.


55-8-55 DETERMINATION AND AUTHORIZATION OF INDEMNIFICATION -- (a) A corporation may not indemnify a director under G.S. 55-8-51 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in G.S. 55-8-51.

    (b)  The determination shall be made:

    (1) By the board of directors by majority vote of a quorum consisting of directors not at the time parties to the proceeding;

    (2) If a quorum cannot be obtained under subdivision (1), by majority vote of a committee duly designated by the board of directors (in which designation directors who are parties may participate), consisting solely of two or more directors not at the time parties to the proceeding;

    (3) By special legal counsel (i) selected by the board of directors or its committee in the manner prescribed in subdivision (1) or (2): or (ii) if a quorum of the board of directors cannot be obtained under subdivision (1) and a committee cannot be designated under subdivision (2), selected by majority vote of the full board of directors (in which selection directors who are parties may participate); or

    (4) By the shareholders, but shares owned by or voted under the control of directors who are at the time parties to the proceeding may not be voted on the determination.

    (c) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible, except that if the determination is made by special legal counsel, authorization of indemnification and evaluation as to reasonableness of expenses shall be made by those entitled under subsection (b)(3) to select counsel.

55-8-56 INDEMNIFICATION OF OFFICERS, EMPLOYEES, AND AGENTS -- Unless a corporation's articles of incorporation provide otherwise:

    (1) An officer of the corporation is entitled to mandatory indemnification under G.S. 55-8-52, and is entitled to apply for court-ordered indemnification under G.S. 55-8-54, in each case to the same extent as a director:

    (2) The corporation may indemnify and advance expenses under this Part to an officer, employee, or agent of the corporation to the same extent as to a director; and

    (3) A corporation may also indemnify and advance expenses to an officer, employee, or agent who is not a director to the extent, consistent with public policy, that may be provided by its articles of incorporation, bylaws, general or specific action of its board of directors, or contract.


55-8-57 ADDITIONAL INDEMNIFICATION AND INSURANCE -- (a) In addition to and separate and apart from the indemnification provided for in G.S. 55-8-51, 55-8-52, 55-8-54, 55-8-55 and 55-8-56, a corporation may in its articles of incorporation or bylaws or by contract or resolution indemnify or agree to indemnify any one or more of its directors, officers, employees, or agents against liability and expenses in any proceeding (including without limitation a proceeding brought by or on behalf of the corporation itself) arising out of their status as such or their activities in any of the foregoing capacities; provided, however, that a corporation may not indemnify or agree to indemnify a person against liability or expenses he may incur on account of his activities which were at the time taken known or believed by him to be clearly in conflict with the best interests of the corporation. A corporation may likewise and to the same extent indemnify or agree to indemnify any person who, at the request of the corporation, is or was serving as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or as a trustee or administrator under an employee benefit plan. Any provision in any articles of incorporation, bylaw, contract, or resolution permitted under this section may include provisions for recovery from the corporation of reasonable costs, expenses, and attorneys' fees in connection with the enforcement of rights to indemnification granted therein and may further include provisions establishing reasonable procedures for determining and enforcing the rights granted therein.


    (b) The authorization, adoption, approval, or favorable recommendation by the board of directors of a public corporation of any provision in any articles of incorporation, bylaw, contract or resolution, as permitted in this section, shall not be deemed an act or corporate transaction in which a director has a conflict of interest, and no such articles of incorporation or bylaw provision or contract or resolution shall be void or voidable on such grounds. The authorization, adoption, approval, or favorable recommendation by the board of directors of a nonpublic corporation of any provision in any articles of incorporation, bylaw, contract or resolution, as permitted in this section, which occurred on or prior to July 1, 1990, shall not be deemed an act or corporate transaction in which a director has a conflict of interest, and no such articles of incorporation, bylaw provision, contract or resolution shall be void or voidable on such grounds. Except as permitted in G.S. 55-8-31, no such bylaw, contract, or resolution not adopted, authorized, approved or ratified by shareholders shall be effective as to claims made or liabilities asserted against any director prior to its adoption, authorization, or approval by the board of directors.

    (c) A corporation may purchase and maintain insurance on behalf of an individual who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner , trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise, against liability asserted against or incurred by him in that capacity or arising from his status as a director, officer, employee, or agent, whether or not the corporation would have the power to indemnify him against the same liability under any provision of this Chapter.

55-8-58 APPLICATION OF PART -- (a) If articles of incorporation limit indemnification or advance for expenses, indemnification and advance for expenses are valid only to the extent consistent with the articles.

    (b) This Part does not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with his appearance as a witness in a proceeding at a time when he has not been made a named defendant or respondent to the proceeding.

    (c) This Part shall not affect rights or liabilities arising out of acts or omissions occurring before July 1, 1990.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson-Pilot Investor Services is the principal underwriter for the Registrant.

(b)

Name and Principal                          Positions and Offices
 Business Address*                            with Underwriter
------------------                          --------------------

Ronald A. DeCicco                           Senior Vice President,
                                                 Principal and Director

Dennis J. Swanick                           Treasurer

J. Gregory Poole                            Secretary

Robert A. Reed                              Assistant Secretary

Frank G. Mahoney                            Director

Dennis R. Glass                             Director

E. Jay Yelton                               Director

*All of the addresses are 100 North Greene Street, Greensboro, North Carolina 27401.

(c)

--------------------------------------------------------------------------------------------------------
              (1)                 (2)                 (3)                 (4)                 (5)
            Name of               Net            Compensation          Brokerage         Compensation
           Principal         Underwriting        on Redemption        Commissions
          Underwriter        Discounts and
                              Commissions
--------------------------------------------------------------------------------------------------------
1996     Jefferson-Pilot            $   0               $   0               $   0          $2,594,823
         Investor
         Services, Inc.
--------------------------------------------------------------------------------------------------------


    Jefferson-Pilot Investor Services administrators contracts sold by the Registrant and receives a concession allowance to cover all the expenses incurred by it relative to sales and administration of these contracts. The amount shown in column (5) represents this concession allowance.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Accounts and records required by the 1940 Act and the rules promulgated thereunder are maintained at 100 North Greene Street, Greensboro, North Carolina 27401.

ITEM 31. MANAGEMENT SERVICES

         None

ITEM 32. UNDERTAKINGS


Registrant hereby represents that a no-action letter issued by the Commission staff to the American Council of Life Insurance, available November 22, 1988, is being relied upon and the provisions of paragraphs numbered (1) - (4) of that letter have been complied with.

(a)      Not Applicable.

(b)      Not Applicable.

(c)      Not Applicable.

(d) Jefferson-Pilot Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Jefferson-Pilot Life Insurance Company.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Jefferson-Pilot Separate Account A, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Greensboro and State of North Carolina on the 30th day of April, 1997.

                   JEFFERSON-PILOT SEPARATE ACCOUNT A
                             (Registrant)

                   BY:       JEFFERSON-PILOT LIFE INSURANCE COMPANY
                             (Depositor)

                   By: /s/ David A. Stonecipher
                        -------------------------------------------------
                   David A. Stonecipher, President and CEO

ATTEST:
/s/ J. Gregory Poole
-------------------------
Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, the Depositor, Jefferson-Pilot Life Insurance Company, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Greensboro and State of North Carolina on the 30th day of April, 1997.

                   JEFFERSON-PILOT LIFE INSURANCE COMPANY

                   By: /s/ David A. Stonecipher
                        -------------------------------------------------
                        David A. Stonecipher, President and CEO

ATTEST:
/s/ J. Gregory Poole
-------------------------
Assistant Secretary

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor and on the dates indicated.


    Signature                Title                              Date
    ---------                -----                              ----

/s/ David A. Stonecipher
-------------------------    President and Chief                April 30, 1997
David A. Stonecipher         Executive Officer
                             (Principal Executive Officer)

/s/ Dennis R. Glass
-------------------------    Executive Vice President           April 30, 1997
Dennis R. Glass              and Chief Financial Officer
                             (Principal Financial and
                             Accounting Officer)


                                      SIGNATURES

William E. Blackwell, Director*
Edwin B. Borden, Director*
William H. Cunningham, Director*
C. Randolf Ferguson, Director*
Dennis R. Glass, Director*
Robert G. Greer, Director*
A. Linwood Holton, Jr., Director*
Hugh L. McColl, Jr., Director*
E.S. Melvin, Director*
Kenneth C. Mlekush, Director*
William Porter Payne, Director*
Donald S. Russell, Jr., Director*
Robert H. Spilman, Director*
David A. Stonecipher, Director*
Martha Ann Walls, Director*
E.J. Yelton, Director*

    * By his signature set forth below, J. Gregory Poole has signed this Registration Statement as attorney for the persons noted above, in the capacities above stated, pursuant to powers of attorney filed with the Securities and Exchange Commission as Exhibit 14 to this Registration Statement.

Date:    April 30th, 1997         /s/ J. Gregory Poole
                                  ------------------------------------------
                                       J. Gregory Poole, Attorney-In-Fact

                                    EXHIBIT INDEX

Exhibit                 Description of
  No.                        Exhibit
-------                 ---------------

(3)                Principal Underwriting and Service Agreement*

(4)(a)             Form of Flexible Premium Deferred Annuity ("AlphaFLEX")*

(4)(b)             Form of Flexible Premium Deferred Annuity ("Alpha")*

(5)                Form of Application of Variable Annuity*

(9)                Consent and Opinion of Counsel*

(10)(a)            Consent of Independent Certified Public Accountants
(10)(b)            Consent of Independent Certified Public Accountants

(14)               Powers of Attorney*

(15)(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Jefferson-Pilot Life Insurance Company*

(15)(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and
                   Jefferson-Pilot Life Insurance Company*

(15)(c) Form of Participation Agreement Among Alger American Fund, Alger Management, Inc. and Jefferson-Pilot Life Insurance Company**

(15)(d) Form of Participation Agreement Among Alexander Hamilton Variable Insurance Trust, Alexander Hamilton Capital Management, Inc. and Jefferson-Pilot Life Insurance Company

(15)(e) Form of Participation Agreement Among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Jefferson-Pilot Life Insurance Company**


_________________________
    * Incorporated by reference to the Form N-4 registration statement of Jefferson-Pilot Separate Account A filed with the Securities and Exchange Commission on July 1, 1994 (File No. 33-11084).
    ** Incorporated by reference to Form N-4 registration statement of Jefferson-Pilot Separate Account A filed with the Securities sand Exchange Commission on May 3, 1996 (File No. 33-11084).